As filed with the Securities and Exchange Commission on January 27, 2004

File Nos. 333-29337, 811-08257

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 21	☒

(Check appropriate box or boxes)

GE INSTITUTIONAL FUNDS

3003 Summer Street

Stamford, Connecticut 06905

(203) 326-4040

(Registrant’s Exact Name, Address and Telephone Number)

Matthew J. Simpson, Esq.

Senior Vice President, Associate General Counsel & Assistant Secretary

GE Asset Management Incorporated

3003 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Copy to:

David S. Goldstein, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, DC 20004-2404

Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Registration Statement.

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☐	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☒	on January 29, 2004 Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment includes an updated prospectus only for those series of Registrant (the shares of) which are currently offered to the public. The Small-Cap Growth Equity Fund and the High Yield Fund, each a series of Registrant (the shares of) which are not currently being offered to the public, remain registered and unaffected by this post-effective amendment.

Prospectus

GE Institutional Funds

January 29, 2004

Equity Funds

U.S. Equity Fund

Value Equity Fund

Mid-Cap Value Equity Fund

Small-Cap Value Equity Fund

S&P 500 Index Fund

International Equity Fund

Premier Funds

Premier Growth Equity Fund

Income Funds

Income Fund

Asset Allocation Funds

Strategic Investment Fund

Money Market Funds

Money Market Fund

Like all mutual funds, the GE Institutional Funds’ shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

GE Institutional Funds Prospectus

Additional information regarding the GE Institutional Funds (each a “Fund” and collectively the “Funds”) is contained in the Statement of Additional Information (SAI) dated January 29, 2004, which is incorporated by reference into (legally forms a part of) this Prospectus.

2

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GE Institutional Funds Prospectus	Equity Funds

3

An investment in a GE Institutional Equity Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a GE Institutional Equity Fund is subject to risk, including possible loss of principal invested.

Equity funds generally invest in equity securities. Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities, rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation. Equity funds have more potential for capital growth than other funds, but they have greater risk.

For a description of the terms in bold type please refer to “More on Strategies and Risks” later in this Prospectus.

4

GE Institutional

Funds Prospectus

Equity Funds

U.S. Equity  Fund

Investment Objective:  Long-term growth of capital

The Strategy

The U.S. Equity Fund invests at least 80% of its net assets in equity securities of issuers that are tied economically to the U.S. under normal market conditions. The portfolio managers use a MultiStyle® investment strategy that combines growth and value investment management styles. As a result, the portfolio has characteristics similar to the Standard & Poor’s 500® Composite Stock Index (S&P 500 Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as:

■ attractive valuations

■ financial strength

■ high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio managers may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The Fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk and style risk (growth investing risk and value investing risk). To the extent that the portfolio managers invest in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

If you would like additional information regarding the Fund’s investment strategies and risks, including a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

5

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to a common measure of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 19.90% for the quarter ended December 31, 1998. The Fund’s lowest return for a quarter was -15.94% for the quarter ended September 30, 2002.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of the S&P 500 Index. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Investment Class Shares

Average Annual Total Returns

(as of December 31, 2003)

	1 Year	5 Years	Since Inception[1]

U.S. Equity Fund

Investment Class	23.66%	1.87%	5.64%

Service Class	23.38%	–	-2.42%

S&P 500 Index[2]	28.73%	-0.58%	4.02%

Both the bar chart and table assume reinvestment of dividends and distributions. Due to volatile market conditions, performance figures such as these shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 Inception date: Investment Class – 11/25/97; Service Class – 1/3/01.

2 The returns of the S&P 500 Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500 Index are calculated from the month end nearest the Investment Class shares’ inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

6

GE Institutional

Funds Prospectus

Equity Funds

Value  Equity Fund

Investment Objective:  Long-term growth of capital and future income.

The Strategy

The Value Equity Fund invests at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects. The portfolio manager employs a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuation or their growth rate. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other value investing approaches that focus on low stock prices and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

■ low prices in relation to their peers and the overall market

■ the potential for long-term earnings growth

■ above-average dividend yields

■ expectation of income in future  periods

■ strong management

■ financial strength

■ attractive upside potential and limited downside risk

■ a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management.

The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio manager may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The Fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk and style risk (value investing risk). To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

If you would like additional information regarding the Fund’s investment strategies and risks, including a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

7

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to a common measure of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 13.92% for the quarter ended June 30, 2003. The Fund’s lowest return for a quarter was -16.51% for the quarter ended September 30, 2002.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of the S&P 500 Index. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Investment Class Shares

Average Annual Total Returns1

(as of December 31, 2003)

	1 Year	Since Inception[2]

Value Equity Fund

Investment Class	24.50%	-0.54%

S&P 500 Index[3]	28.73%	-4.22%

Both the bar chart and table assume reinvestment of dividends and distributions. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

2 Inception date: 2/2/00.

3 The returns of the S&P 500 Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500 Index are calculated from the month end nearest the Investment Class shares’ inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

8

GE Institutional

Funds Prospectus

Equity Funds

Mid-Cap  Value  Equity Fund

Investment Objective:  Long-term growth of capital

The Strategy

The Mid-Cap Value Equity Fund invests at least 80% of its net assets in equity securities of mid-cap companies under normal market conditions. The Fund invests primarily in mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential. The Fund defines a mid-cap company as one with a market capitalization within the capitalization range of the Russell MidCap Index or $13 billion in market capitalization, whichever of the two upper capitalization limits is greater. As of December 31, 2003, the market capitalization of companies in the Russell MidCap Index ranged from $69.7 million to $14.2 billion. The portfolio manager will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the Russell MidCap Index. Stock selection is key to the performance of the Fund.

The portfolio manager also invests in companies that are considered “special situation companies” where due to management turnaround, corporate or asset restructuring or significantly undervalued assets, their securities may not have performed well in the recent past but appear to have potential for significant future earnings growth.

The Fund is value-oriented and seeks to identify undervalued companies where a catalyst exists to recognize value or improve a company’s profitability. Examples of these catalysts are:

■ new management

■ industry consolidation

■ company restructuring

■ change in the company’s  fundamentals

The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio manager may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The Fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk and style risk (value investing risk and mid-cap company risk). To the extent that the portfolio manager invests in foreign securities, debt securities or initial public offerings of equity securities, the Fund would be subject to foreign exposure risk, interest rate risk, credit risk and initial public offering risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

If you would like additional information regarding the Fund’s investment strategies and risks, including a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

9

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to a common measure of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the period presented in the bar chart, the Fund’s highest return for a quarter was 18.03% for the quarter ended June 30, 2003. The Fund’s lowest return for a quarter was -17.78% for the quarter ended September 30, 2002.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of the Russell MidCap Value Index. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Investment Class Shares

Average Annual Total Returns1

(as of December 31, 2003)

	1 Year	5 Years	Since Inception[2]

Mid-Cap Value Fund

Investment Class	33.08%	6.07%	6.07%

Russell MidCap Value Index[3]	38.07%	8.73%	8.73%

Both the bar chart and table assume reinvestment of dividends and distributions. During the periods presented, GE Asset Management retained a sub-adviser. As of October 1, 2000, GE Asset Management no longer retains the sub-adviser. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

2 Inception date: 12/31/98.

3 The returns of the Russell MidCap Value Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

10

GE Institutional

Funds Prospectus

Equity Funds

Small-Cap

Value

Equity Fund

Investment Objective:  Long-term growth of capital

The Strategy

The Small-Cap Value Equity Fund invests at least 80% of its net assets in equity securities of small-cap companies under normal market conditions. The Fund invests primarily in small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000® Index (Russell 2000 Index). As of December 31, 2003, the market capitalization of companies in the Russell 2000 Index ranged from $7.26 million to $2.03 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the Russell 2000 Index. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

■ high quality management

■ attractive products or services

■ appropriate capital structure

■ strong competitive positions in their industries

■ management focused on generating shareholder value

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and foreign securities. The portfolio managers may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The Fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk and style risk (value investing risk and small-cap company risk). To the extent that the portfolio managers invest in foreign securities, debt securities or initial public offerings of equity securities, the Fund would be subject to foreign exposure risk, interest rate risk, credit risk and initial public offerings risk.

If you would like additional information regarding the Fund’s investment strategies and risks, including a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

11

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to a common measure of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the period presented in the bar chart, the Fund’s highest return for a quarter was 22.66% for the quarter ended June 30, 1999. The Fund’s lowest return for a quarter was -16.06% for the quarter ended September 30, 2002.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of the Russell 2000 Index. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Investment Class Shares

Average Annual Total Returns1

(as of December 31, 2003)

	1 Year	5 Years	Since Inception[2]

Small-Cap Value Equity Fund

Investment Class	24.37%	10.19%	10.01%

Russell 2000 Index[3]	47.29%	7.19%	6.83%

Both the bar chart and table assume reinvestment of dividends and distributions. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

2 Inception date: 8/3/98.

3 The returns of the Russell 2000 Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the Russell 2000 Index are calculated from the month end nearest the Investment Class shares’ inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

12

GE Institutional

Funds Prospectus

Equity Funds

S&P 500®

Index Fund

Investment Objective:  Growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500 Composite Stock Index.

The Strategy

The S&P 500® Index Fund invests at least 80% of its net assets in equity securities of companies contained in the S&P 500 Index*. The portfolio manager seeks to replicate the return of the S&P 500 Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager attempts to achieve a correlation between its total return and that of the S&P 500 Index of at least .95, without taking expenses into account.

The portfolio manager uses a passive management approach to select a representative group of stocks within the S&P 500 Index. The portfolio manager also may use statistical selection to determine which securities within the S&P 500 Index to purchase or sell for the Fund. The Fund generally will hold all of the securities that comprise the S&P 500 Index, however in some cases, the Fund’s weightings in particular industry segments represented in the S&P 500 Index may differ significantly from those of the S&P 500 Index.

The Fund also may invest to a lesser extent in debt securities, foreign securities and other securities that are not in the S&P 500 Index. Except for debt securities, which are used to manage cash flows, all securities held by the Fund are acquired to fulfill its investment objective. The portfolio manager may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.

The Fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk and the risk that the Fund’s return may not correlate exactly with that of the S&P 500 Index. To the extent that the portfolio manager invests in foreign securities and debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund’s investment strategies and risks, including a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

* “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of the The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. Please see the SAI for additional disclaimers and liabilities regarding Standard & Poor’s.

13

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to a common measure of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 21.50% for the quarter ended December 31, 1998. The Fund’s lowest return for a quarter was -17.37% for the quarter ended September 30, 2002.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of the S&P 500 Index. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Investment Class Shares

Average Annual Total Returns1

(as of December 31, 2003)

	1 Year	5 Years	Since Inception[2]

S&P 500 Index Fund

Investment Class	28.35%	-0.57%	4.16%

S&P 500 Index[3]	28.73%	-0.58%	4.02%

Both the bar chart and table assume reinvestment of dividends and distributions. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

2 Inception date: 11/25/97.

3 The returns of the S&P 500 Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500 Index are calculated from the month end nearest the Investment Class shares’ inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

14

GE Institutional

Funds Prospectus

Equity Funds

International Equity Fund

Investment Objective:  Long-term growth of capital.

The Strategy

The International Equity Fund invests at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in companies in developed and developing countries outside the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in foreign securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:

■ low prices relative to their long-term cash earnings potential

■ potential for significant improvement in the company’s business

■ financial strength

■ sufficient liquidity

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the United States. The portfolio managers may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The Fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk, foreign exposure risk, style risk (mid-cap company risk and growth investing risk) and emerging markets risk. To the extent that the portfolio managers invest in debt securities, the Fund would be subject to interest rate risk and credit risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

If you would like additional information regarding the Fund’s investment strategies and risks, including a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

15

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to a common measure of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 21.83% for the quarter ended December 31, 1999. The Fund’s lowest return for a quarter was -22.22% for the quarter ended September 30, 2002.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE ®) Index (MSCI EAFE Index). The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Investment Class Shares

Average Annual Total Returns

(as of December 31, 2003)

	1 Year	5 Years	Since Inception[1]

International Equity Fund

Investment Class	40.54%	1.23%	4.13%

Service Class	40.14%	–	-3.18%

MSCI EAFE Index[2]	38.59%	-0.10%	3.11%

Both the bar chart and table assume reinvestment of dividends and distributions. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 Inception date: Investment Class – 11/25/97; Service Class – 1/3/01.

2 The returns of the MSCI EAFE Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the MSCI EAFE Index are calculated from the month end nearest the Investment Class shares’ inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

16

GE Institutional

Funds Prospectus

Equity Funds

Premier Growth Equity Fund

Investment Objective:  Long-term growth of capital and future income.

The Strategy

The Premier Growth Equity Fund invests at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in a limited number of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

■ above average annual growth rates

■ financial strength

■ leadership in their respective industries

■ high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio manager may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The Fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk, diversification risk and style risk (growth investing risk and mid-cap company risk). To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

If you would like additional information regarding the Fund’s investment strategies and risks, including a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

17

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to a common measure of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 15.91% for the quarter ended June 30, 2003. The Fund’s lowest return for a quarter was -16.88% for the quarter ended September 30, 2002.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of the S&P 500 Index. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Investment Class Shares

Average Annual Total Returns

(as of December 31, 2003)

	1 Year	Since Inception[1]

Premier Growth Equity Fund

Investment Class	29.43%	0.75%

Service Class	29.02%	-1.45%

S&P 500 Index[2]	28.73%	-3.37%

Both the bar chart and table assume reinvestment of dividends and distributions. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 Inception date: Investment Class – 10/29/99; Service Class – 1/3/01.

2 The returns of the S&P 500 Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500 Index are calculated from the month end nearest the Investment Class shares’ inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

18

GE Institutional Funds Prospectus

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GE Institutional Funds Prospectus	Income Funds

19

An investment in a GE Institutional Income Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a GE Institutional Income Fund is subject to risk, including possible loss of principal invested.

Income funds generally invest in debt securities. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

For a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

20

GE Institutional

Funds Prospectus

Income Funds

Income

Fund

Investment Objective:  Maximum income consistent with prudent investment management and the preservation of capital.

The Strategy

The Income Fund invests at least 80% of its net assets in debt securities under normal market conditions and invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The portfolio managers seek to identify debt securities with characteristics such as:

■ attractive yields and prices

■ the potential for capital appreciation

■ reasonable credit quality

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities and foreign debt securities. The portfolio managers may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The Fund’s investment strategy may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.

The Fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The Risks

The principal risks of investing in the Fund are interest rate risk, credit risk and prepayment risk. To the extent that the portfolio managers invest in asset-backed securities, foreign debt securities and high yield securities, the Fund would be subject to asset-backed securities risk, foreign exposure risk and high yield securities risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

The Fund may invest in U.S. Government securities. U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government.

If you would like additional information regarding the Fund’s investment strategies and risks, including a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

21

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to a common measure of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 4.49% for the quarter ended September 30, 2001. The Fund’s lowest return for a quarter was -1.11% for the quarter ended June 30, 1999.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond Index). The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Investment Class Shares

Average Annual Total Returns1

(as of December 31, 2003)

	1 Year	5 Years	Since Inception[2]

Income Fund

Investment Class	4.03%	6.29%	6.72%

LB Aggregate Bond Index[3]	4.10%	6.62%	7.04%

Both the bar chart and table assume reinvestment of dividends and distributions. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

2 Inception date: 11/21/97.

3 The returns of the LB Aggregate Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the LB Aggregate Bond Index are calculated from the month end nearest the Investment Class shares’ inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

22

GE Institutional Funds Prospectus

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GE Institutional Funds Prospectus	Asset Allocation Funds

23

An investment in a GE Institutional Asset Allocation Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other agency. An investment in a GE Institutional Asset Allocation Fund is subject to risk, including possible loss of principal invested.

Asset allocation funds are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. They provide an investor with a means to diversify by investing in a core portfolio that typically holds both equity securities and debt securities. Although an investor may achieve the same level of diversification by buying individual GE Institutional Equity or Income Funds, the Strategic Investment Fund presents a diversification alternative within one fund. An investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective.

For a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

24

GE Institutional

Funds Prospectus

Strategic  Investment Fund

Strategic Investment Fund

Investment Objective:  Maximum total return

The Strategy

The Strategic Investment Fund invests primarily in a combination of equity securities and investment-grade debt securities. The portfolio managers follow an asset allocation process established by GE Asset Management’s Asset Allocation Committee to diversify holdings across asset classes. The Fund adjusts its weightings among U.S. equity securities, debt securities and foreign securities based on the relative attractiveness of the asset classes. The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

■ strong earnings growth

■ attractive prices

■ a presence in successful industries

■ high quality management

The portfolio managers seek to identify debt securities with characteristics such as:

■ attractive yields and prices

■ the potential for capital appreciation

■ reasonable credit quality

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The portfolio managers may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk, foreign exposure risk, interest rate risk, credit risk and prepayment risk. To the extent the portfolio managers invest in high yield securities, the Fund would be subject to high yield securities risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

The Fund’s asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.

If you would like additional information regarding the Fund’s investment strategies and risks, including a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

25

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to a common measure of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 11.77% for the quarter ended June 30, 2003. The Fund’s lowest return for a quarter was -8.99% for the quarter ended September 30, 2002.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of the S&P 500 Index and the return of the LB Aggregate Bond Index. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Investment Class Shares

Average Annual Total Returns1

(as of December 31, 2003)

	1 Year	Since Inception[2]

Strategic Investment Fund

Investment Class	20.36%	3.98%

S&P 500 Index[3]	28.73%	-3.37%

LB Aggregate Bond Index[3]	4.10%	8.09%

Both the bar chart and table assume reinvestment of dividends and distributions. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

2 Inception date: 10/29/99.

3 The returns of the S&P 500 Index and the LB Aggregate Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500 Index and LB Aggregate Bond Index are calculated from the month end nearest the Investment Class shares’ inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

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GE Institutional Funds Prospectus

GE Institutional Funds Prospectus	Money Market Funds

27

Money market funds invest in short-term, high-quality money market instruments. They seek to provide stability of principal and regular income. The income provided by a money market fund varies with interest rate  movements.

For a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

28

GE Institutional

Funds Prospectus

Money Market

Fund

Money Market Fund

Investment Objective:  High level of current income consistent with the preservation of capital and maintenance of liquidity

The Strategy

The Money Market Fund invests primarily in short-term, U.S. dollar-denominated money market instruments. The Fund’s investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits.

The Fund invests consistent with regulatory standards governing security quality, maturity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with remaining maturities of up to 13 months and limits the weighted average maturity of the Fund’s portfolio to 90 days or less. The Fund may invest more than 25% of its total assets in the domestic banking industry.

All of the Fund’s assets must be rated in the two highest short-term rating categories (or their unrated equivalents), and at least 95% of its assets must be rated in the highest rating category (or its unrated equivalent), by a nationally recognized statistical rating organization. Additional information about the money market instruments in which the Fund may invest, including rating categories, is contained in the SAI.

The Risk

The principal risks of investing in the Fund are interest rate risk, credit risk, asset-backed securities risk and foreign exposure risk. Changes in banking regulations or the economy can have a significant impact on the banking industry and, therefore, the Fund.

The Fund also invests in U.S. Government securities. U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund’s investments could cause the Fund’s share price to decline below $1.00.

If you would like additional information regarding the Fund’s investment strategies and risks, including a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

29

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to a common measure of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 1.61% for the quarter ended December 31, 2000. The Fund’s lowest return for a quarter was 0.23% for the quarter ended December 31, 2003. The Fund’s seven day yield was 0.90% and the effective seven day yield was 0.91% as of December 31, 2003. “Effective yield” reflects the compounding effect of earnings on reinvested dividends.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the return of the 90 Day Treasury Bill Rate (90 Day T-Bill). The table reflects the impact of the Fund’s expenses. It assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Investment Class Shares

Average Annual Total Returns

(as of December 31, 2003)

	1 Year	5 Years	Since Inception[1]

Money Market Fund

Investment Class	1.03%	3.60%	3.92%

90 Day T-Bill[2]	1.02%	3.36%	3.64%

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

1 Inception date: Investment Class – 12/2/97.

2 The returns of the 90 Day T-Bill do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the 90 Day T-Bill are calculated from the month end nearest the Investment Class shares’ inception date.

All mutual Funds must use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

30

GE Institutional Funds Prospectus	Fund Expenses

Shareholder Fees

Dealers do not impose a sales charge (load) on purchases of shares (or reinvested dividends), nor do they impose a contingent deferred sales charge upon redemption of shares.

The following table shows what it would cost you to invest in a Fund. Annual fund operating expenses are deducted from a Fund’s assets and are reflected in the Fund’s share price and dividends. The figures below are based upon operating expenses anticipated to be incurred during the current fiscal year. Accordingly, these figures may not be the same as figures that appear in the Annual Report dated September 30, 2003.

Annual Fund Operating Expenses (as a percentage of average net assets)	U.S. Equity Fund	S&P 500 Index Fund	Value Equity Fund	Mid-Cap Value Equity Fund	Small-Cap Value Equity Fund

Management Fees[1] Investment Class and Service Class	.38%	.15%	.42%	.65%	.66%

Distribution and Service (12b-1) Fees Investment Class Service Class[2]	None .25%	None .25%	None .25%	None .25%	None .25%

Other Expenses[3] Investment Class and Service Class	None	None	None	None	None

Total Annual Fund Operating Expenses Investment Class Service Class	.38% .63%	.15% .40%	.42% .67%	.65% .90%	.66% .91%

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International Equity Fund	Premier Growth Equity Fund	Income Fund	Strategic Investment Fund	Money Market Fund

.59%	.39%	.24%	.43%	.18%

None .25%	None .25%	None .25%	None .25%	None .25%

None	None	None	None	None

.59% .84%	.39% .64%	.24% .49%	.43% .68%	.18% .43%

1 A Fund’s management fee is intended to be a “unitary” fee that includes all operating expenses payable by a Fund, except for fees and costs associated with the GE Institutional Funds’ independent trustees, shareholder servicing and distribution fees, brokerage fees, and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes). The management fee fluctuates based upon the average daily net assets of each Fund, other than the S&P 500 Index Fund and may be higher or lower than those shown above. The nature of the services provided to, and the management fee paid by, each Fund are described in more detail under “About the Investment Adviser”.

2 The .25% shareholder servicing and distribution fee is intended to compensate GE Investment Distributors, Inc. (Distributor), or enable the Distributor to compensate other persons, for expenditures made on behalf of each Fund. Long term shareholders of the Service Class shares may pay more than the economic equivalent of the maximum front-end sales charge currently permitted by the rules of the National Association of Securities Dealers, Inc. governing investment company sales charges.

3 “Other Expenses” include fees beyond those borne by GE Asset Management pursuant to each Fund’s Advisory and Administration Agreement. These expenses include fees and costs associated with the GE Institutional Funds’ independent trustees, brokerage fees and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes). This amount is less than .01%; therefore “Other Expenses” are reflected as “None.”

32

The Impact  of
Fund Expenses

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000  investment, assuming a 5% annual return and that the Fund’s operating expenses remain the same.

Example

GE Institutional Funds Prospectus

Fund Expenses

You would pay the following expenses on a $10,000 investment
	1 Year	3 Years	5 Years	10 Years

U.S. Equity Fund:
Investment Class	$39	$122	$213	$480
Service Class	$64	$202	$351	$786

S&P 500 Index Fund:
Investment Class	$15	$48	$85	$192
Service Class	$41	$128	$224	$505

Value Equity Fund:
Investment Class	$43	$135	$235	$530
Service Class	$68	$214	$373	$835

Mid-Cap Value Equity Fund:
Investment Class	$66	$208	$362	$810
Service Class	$92	$287	$498	$1,108

Small-Cap Value Equity Fund:
Investment Class	$67	$211	$368	$822
Service Class	$93	$290	$504	$1,120

International Equity Fund:
Investment Class	$60	$189	$329	$738
Service Class	$86	$268	$466	$1,037

Premier Growth Equity Fund:
Investment Class	$40	$125	$219	$493
Service Class	$65	$205	$357	$798

Income Fund:
Investment Class	$25	$77	$135	$306
Service Class	$50	$157	$274	$616

Strategic Investment Fund:
Investment Class	$44	$138	$241	$542
Service Class	$69	$218	$379	$847

Money Market Fund:
Investment Class	$18	$58	$101	$230
Service Class	$44	$138	$241	$542

More on  Strategies  and Risks

33

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Funds:

90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card receivables or auto loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice  before withdrawal.

Cash and cash equivalents are highly liquid and highly rated instruments, such as commercial paper and bank deposits.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other  similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures, options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps, interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security’s sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond’s price for every one percent change in the interest rate.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities, and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Eurodollar deposits are deposits issued in U.S. dollars by foreign banks and foreign branches of U.S. banks.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

■ Eurodollar Bonds, which are dollar-denominated securities issued outside

GE Institutional

Funds Prospectus

34

GE Institutional

Funds Prospectus

More on Strategies and Risks

the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions.

■ Yankee Bonds, which are dollar-denominated securities issued by  foreign issuers in the U.S.

■ Securities denominated in currencies other than U.S. dollars.

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the  United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.

Futures are agreements to buy or sell a specific amount of a commodity, financial instrument or index at a particular price and future date. Options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody’s or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody’s or S&P, considered by portfolio management to be of equivalent quality. High yield securities include bonds rated below investment grade, sometimes called “junk bonds,” and are considered speculative by the major credit rating agencies.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value it currently has on a Fund’s books. Illiquid investments include most repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as  security for those payments.

Investment-grade debt securities are rated Baa or better by Moody’s and BBB or better by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated, are of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and

35

mortgage-backed securities, with maturities of one year or more.

MSCI® EAFE® Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. government, banks and corporations. The Funds may invest in money market instruments directly or through investments in the GEI Short-Term Investment Fund (Investment Fund).

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations which are derivative instruments that are fully collateralized by a portfolio of mortgages.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a  future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets.

Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. An option on a securities index represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time — usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid.

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GE Institutional

Funds Prospectus

More on Strategies and Risks

Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Rule 144A securities are restricted securities that may be sold to certain institutional purchasers under Rule 144A.

Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the investable U.S. equity market.

Russell MidCap Value Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit value-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. government such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). All U.S. Government securities are considered highly creditworthy. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the Federal Government.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Variable rate securities which include floating and variable rate instru -

37

ments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. For certain Funds, these techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund’s portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that a Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates an income fund’s sensitivity to changes in interest rates. In general, the longer a fund’s weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond the normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

More on Investment Strategies

In addition to each Fund’s principal investment strategies described earlier in this Prospectus, a Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. No Fund is under any obligation to use any of these techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed later in this Prospectus and in the Funds’ SAI.

Holding Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash and/or money market instruments (i) pending investment, (ii) for cash management purposes, and (iii) to meet operating expenses. A Fund (other than the S&P 500 Index Fund) may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (i) without limit hold cash and cash equivalents and/or invest in money market instruments, or (ii) restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies. In addition, a Fund may hold cash and cash equivalents and/or invest in money market instruments under circumstances where the liquidation of a Fund have been approved by the Trustees and investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. Each Fund, other than the Money Market Fund, may invest in money market instruments directly or indirectly through investment in the Investment Fund. The Investment Fund is advised by GE Asset Management, which charges no advisory fee to the Investment Fund.

The following tables summarize some of the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management. Percentage figures refer to the percentage of a Fund’s assets that may be invested in accordance with the indicated technique.

38

GE Institutional

Funds Prospectus

More on Strategies

and Risks

	Borrowing	Repurchase Agreements	Reverse Repurchase Agreements	Restricted and Illiquid Securities	Structured and Indexed Securities	Purchasing and Writing Securities Options	Purchasing and Writing Securities Index Options

U.S. Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes

S&P 500 Index Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes

Value Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes

Mid-Cap Value Equity Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes

Small-Cap Value Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes

International Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes

Premier Growth Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes

Income Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes

Strategic Investment Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes

Money Market Fund	33 1/3%	Yes	Yes	No	No	No	No

39

	Futures and Options on Futures	Forward Currency Transactions	Options on Foreign Currency	Maximum Investment in Debt Securities	Maximum Investment in Below-Investment Grade Debt Securities	Maximum Investment in Foreign Securities Maximum Investment	When-Issued and Delayed Delivery Securities

U.S. Equity Fund	Yes	Yes	Yes	20%	5%	15%*	Yes

S&P 500 Index Fund	Yes	Yes	Yes	20%	5%	35%*	Yes

Value Equity Fund	Yes	Yes	Yes	20%	5%	25%*	Yes

Mid-Cap Value Equity Fund	Yes	Yes	Yes	20%	15% in securities rated BBB or below by S&P or Baa or below by Moody’s or equivalent	15%*	Yes

Small-Cap Value Equity Fund	No	No	No	20%	10%	10%*	Yes

International Equity Fund	Yes	Yes	Yes	20%	5%	100%	Yes

Premier Growth Equity Fund	Yes	Yes	No	20%	5%	25%*	Yes

Income Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	10% in BB or B by S&P or Ba or B by Moody’s or equivalent	35%*	Yes

Strategic Investment Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	10% in BB or B by S&P or Ba or B by Moody’s or equivalent	30%*	Yes

Money Market Fund	No	No	No	100%	None	25%*	Yes

*This limitation excludes American Depositary Receipts, and securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq Small-Cap Market.

40

GE Institutional Funds Prospectus

More on Strategies

and Risks

	Lending Portfolio Securities	Rule 144A Securities	Debt Obligations of Supranational Agencies	Depositary Receipts	Securities of other Investment Funds	Municipal Leases	Floating and Variable Rate instruments	Participation Interest in Municipal Obligations

U.S. Equity Fund	Yes	Yes	Yes	Yes	No	No	No*	No

S&P 500 Index Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No

Value Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No

Mid-Cap Value Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No

Small-Cap Value Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No

International Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No

Premier Growth Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No

Income Fund	Yes	Yes	Yes	Yes	Yes	No	Yes	No

Strategic Investment Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes

Money Market Fund	Yes	Yes	Yes	No	No	No	Yes	No

*This limitation excludes commercial paper and notes with variable and floating rates of interest.

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	Zero Coupon Obligations	Municipal Obligations Components	Custodial Receipts on Municipal Obligations	Mortgage Related Securities, Including CMOs	Government Stripped Mortgage Related Securities	Asset Backed Securities and Receivable-Backed Securities	Morgage Dollar Rolls	Short Sales Against the Box

U.S. Equity Fund	Yes	No	No	Yes	No	No	No	No

S&P 500 Index Fund	No	No	No	Yes	No	No	No	No

Value Equity Fund	No	No	No	Yes	No	No	No	Yes

Mid-Cap Value Equity Fund	Yes	No	No	Yes	No	No	No	Yes

Small-Cap Value Equity Fund	No	No	No	Yes	No	No	No	Yes

International Equity Fund	No	No	No	Yes	No	No	No	Yes

Premier Growth Equity Fund	No	No	No	Yes	No	No	No	No

Income Fund	Yes	No	No	Yes	Yes	Yes	Yes	No

Strategic Investment Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	No

Money Market Fund	No	No	No	Yes	No	Yes	No	No

42

GE Institutional

Funds Prospectus

More on Strategies and Risks

More on Risks

Like all mutual funds, investing in the GE Institutional Funds involves risk factors and special considerations. A GE Institutional Fund’s risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in a GE Institutional Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a GE Institutional Fund will achieve its investment objective. Investing in shares of a GE Institutional Fund should not be considered a complete investment program. The share value of the GE Institutional Equity Funds, the Income Fund and the Asset Allocation Fund will rise and fall. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds  and cash — and within an asset class — such as small-cap and large-cap stocks — can help you manage risk and achieve the results you need to comfortably reach your financial goals.

The primary risks of particular investments are summarized below. For more information about the risks associated with the Funds, please see the SAI, which is incorporated by reference into this Prospectus.

Asset-Backed Securities Risk: Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Also, because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s opinion of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

Derivative Instruments Risk: A Fund’s use of various investment techniques may involve derivative instruments, such as options, futures and options on futures. A Fund may, but is not required to, use derivatives as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. A small investment in derivatives could have a potentially large impact on a Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by a Fund may not correlate with a Fund’s other investments, which could impact Fund performance . A Fund may choose not to invest in derivative instruments because they may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

Diversification Risk: The Premier Funds may invest in securities of a limited number of issuers to achieve a potentially greater investment return than a Fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities will have a greater impact on such Fund’s net asset

43

value causing it to fluctuate more than that of a more widely diversified fund.

Emerging Markets Risk: Emerging market securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include:

■ Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

■ Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund’s foreign investments.

■ Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

Government Stripped Mortgage-Related Securities Risk: In addition to mortgage-backed securities risk, the market prices and yields on government stripped mortgage- related securities are volatile and may increase or decrease in value substantially with changes in interest rates. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, a Fund may not recoup fully its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and calculating a Fund’s net asset value. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment.

44

GE Institutional

Funds Prospectus

More on Strategies and Risks

Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Illiquid Securities Risk: Illiquid securities may be difficult to resell at approximately the price they were valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a lower price, may not be able to sell the security at all, or may be forced to forego other investment opportunities, all of which may have an impact on returns of the Fund.

Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying  securities.

Repurchase and Reverse Repurchase Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement. A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Stock Market Risk: Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily in response to company activity and general economic and market conditions. Stock prices may decline in value even during periods when equity securities in general are rising, or may not perform as well as the market in general. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Exposure Risk, above.

45

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

■ Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

■ Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds typically will underperform when growth investing is in favor.

■ Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

■ Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly.

Other Risk Considerations

Institutional Investor Risk: Investors may be materially affected by the actions of other large institutional investors. For example, if a large institutional investor withdraws an investment in a Fund, the Fund could diminish in size by a substantial amount causing the remaining investors to experience higher pro rata operating expenses, resulting in lower returns for such investors. The purchase or withdrawal by a large investor may result in significant portfolio trading expenses that are borne by other shareholders.

Risks from Transactions by Certain Shareholders. The GE Institutional Funds are not intended for excessive or short-term trading (such as market timing), which may harm performance by compromising portfolio management strategies and increasing Fund expenses. The GE Institutional Funds and the Distributor will not knowingly permit investors to engage in excessive or short-term trading of GE Institutional Fund shares. However, the GE Institutional Funds receive purchase and sales orders through financial intermediaries and cannot always know or reasonably detect excessive or short-term trading that may be facilitated by these intermediaries or by the use of combined or omnibus accounts by those intermediaries. Investors also will sometimes attempt to use various other trading and ownership techniques that are intended to conceal or avoid detection of their otherwise impermissible or abusive trading in shares of the GE Institutional Funds. Investors who have not engaged in market timing may also be prevented from exchanging or purchasing shares of the GE Institutional Funds if the GE Institutional Funds or the Distributor believe the intermediary or its representative associated with that investor’s account has otherwise been involved in excessive or short-term trading on behalf of other accounts or investors.

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47

Investment Adviser and Administrator

GE Asset Management, located at 3003 Summer Street, P. 0. Box 7900, Stamford, Connecticut 06904, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2003, GE Asset Management had approximately $179 billion of assets under management, of which more than $12 billion was invested in mutual funds.

For many years, GE’s tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation’s earliest mutual funds, the Elfun Funds — to be followed years later by the GE Savings and Security Program Funds. The success of these funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

Each Fund pays GE Asset Management a combined fee for advisory and administrative services that is accrued daily and paid monthly. The advisory and administration fee for each Fund, except the S&P 500 Index Fund, declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level, or “breakpoint.” The advisory and administration fee or fees for each Fund, and the relevant breakpoints, are stated in the schedule opposite (fees are expressed as an annual rate) up to the maximum annual fee for investment management services.

For their services, GE Asset Management pays certain subadvisers (out of the advisory fee that it receives): SSgA Funds Management, Inc. (SSgAFM) and Palisade Capital Management, L.L.C. (Palisade) compensation in the form of an investment sub-advisory fee. The fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the Fund that each sub-adviser manages.

Investment Management and Administration Fees:

Each Fund pays GE Asset Management an investment management fee. The fee is accrued daily and paid monthly at the following rates:

Name of Fund	Average Daily Net Assets of Fund	Annual Rate Percentage

U.S. Equity Fund	First $25 million	0.55%
Value Equity Fund	Next $25 million	0.45%
Premier Growth Equity Fund	Over $50 million	0.35%

S&P 500 Index Fund	All Assets	0.15%

Mid-Cap Value Equity Fund	First $25 million	0.65%
	Next $25 million	0.60%
	Over $50 million	0.55%

Small-Cap Value Equity Fund	First $25 million	0.70%
	Next $25 million	0.65%
	Over $50 million	0.60%

International Equity Fund	First $25 million	0.75%
	Next $50 million	0.65%
	Over $75 million	0.55%

Income Fund	First $25 million	0.35%
	Next $25 million	0.30%
	Next $50 million	0.25%
	Over $100 million	0.20%

Strategic Investment Fund	First $25 million	0.45%
	Next $25 million	0.40%
	Over $50 million	0.35%

Money Market Fund	First $25 million	0.25%
	Next $25 million	0.20%
	Next $50 million	0.15%
	Over $100 million	0.10%

From time to time, GE Asset Management may waive or reimburse advisory or administrative fees paid by a Fund.

GE Institutional Funds Prospectus	About the Investment Adviser

48

GE Institutional

Funds Prospectus

About the Investment

Advisor

About the Investment Advisor

About the Funds’ Portfolio Managers

Christopher D. Brown is a Senior Vice President of GE Asset Management. He manages domestic equity investments for the Strategic Investment Fund and has served in this capacity since September 2003. Mr. Brown joined GE Asset Management in 1985 as a Manager of Funds Accounting. He became a U.S. Equity Analyst in 1989, a Vice President and portfolio manager in 1992, and a Senior Vice President in 1996.

David B. Carlson is a Director and Executive Vice President of GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson leads a team of portfolio managers for the U.S. Equity Fund and has served in that capacity since September 2003. Mr. Carlson is also portfolio manager for the Premier Growth Equity Fund and has served in that capacity since the Fund’s commencement. Mr. Carlson joined GE Asset Management in 1982 as a Securities Analyst for Investment Operations. He became a Vice President for Mutual Fund Portfolios in 1987 and a Senior Vice President in 1989.

Donald J. Duncan is a Vice President of GE Asset Management. He is portfolio manager of the Money Market Fund and has served on the Fund’s portfolio management team since the Fund’s inception. Mr. Duncan joined GE Asset Management in 1988 in Trade Support and held several positions including Mutual Fund Controller. He was appointed Investment Manager-Short Term Securities in 1990 and Vice President-Money Markets in 2002.

Ralph R. Layman is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman leads a team of portfolio managers for the International Equity Fund and manages the foreign investments for the Strategic Investment Fund. He has served in those capacities since each Fund’s commencement. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became an Executive Vice President in 1992.

Robert A. MacDougall is a Director and Executive Vice President of GE Asset Management. He oversees a portion of the fixed income investments for GE Asset Management. He leads a team of portfolio managers for the Income Fund. Mr. MacDougall also manages fixed income investments for the Strategic Investment Fund. He has served in those capacities since each Fund’s commencement. Mr. MacDougall joined GE Asset Management in 1986 as Vice President. He became a Senior Vice President of Fixed Income in 1993 and a Director and Executive Vice President of Fixed Income in 1997.

Paul C. Reinhardt is a Senior Vice President of GE Asset Management and portfolio manager of the Value Equity Fund. He has served in that capacity since April 2002. Mr. Reinhardt joined GE Asset Management in 1982 as an Equity Analyst and has been a portfolio manager since 1987.

Ralph E. Whitman is a Senior Vice President of GE Asset Management and portfolio manager of the Mid-Cap Value Equity Fund (since October 2000). He joined GE Asset Management in 1987 as an Equity Analyst. He became Vice President for U.S. Equity Investments in 1995 and Senior Vice President for U.S. Equity Portfolios in 1998.

49

About the Sub-Advisers

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management’s wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-advisers to conduct the investment programs for the following Funds.

S&P 500 Index Fund

SSgA Funds Management, Inc. (SSgAFM)

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2900

SSgAFM is one of the State Street Global Advisors companies which constitute the investment management business of State Street Corporation. State Street Global Advisors has been in the business of providing investment advisory services since 1978. SSgAFM is a newly formed entity, which, as a result of a change in federal law, succeeded the registered investment company advisory business of State Street Global Advisors in May 2001. As of December 31, 2003, SSgAFM had approximately $93 billion in assets under management, and State Street Global Advisors had approximately $1.1 trillion in assets under management.

The Fund is managed by a team of portfolio managers led by Karl Schneider. Mr. Schneider is a Principal of SSgA in the U.S. Structured Products Group. He joined State Street Global Advisors in 1996. Before joining the U.S. Structured Products Group, Mr. Schneider worked as a portfolio manager in State Street Global Advisors’ Currency Management Group. Prior to this, he was an analyst in the Process Engineering division of State Street’s custody operations. Mr. Schneider holds a Bachelors of Science degree in Finance and Investments from Babson College and also a Master of Science degree in Finance from the Carroll School of Management at Boston College.

Small-Cap Value Equity Fund

Palisade Capital Management, L.L.C. (Palisade)

One Bridge Plaza

Fort Lee, NJ 07024

Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets in excess of $1.95 billion as of December 31, 2003. Palisade translates its experience from various institutional and private accounts to mutual funds it sub-advises for GE Asset Management. Palisade has managed the Small-Cap Value Equity Fund since its inception.

The Fund is managed by an investment advisory committee (Senior Investment Committee) composed of the following members: Jack Feiler, Martin L. Berman, Steven E. Berman, Dennison Veru and Richard Whitman. Mr. Feiler, Chief Investment Officer at Palisade, has day-to-day responsibility for managing the Fund and works with the Senior Investment Committee in developing and executing the Fund’s investment program. Mr. Feiler has more than 33 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade’s operations in April 1995. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.

50

GE Institutional Funds Prospectus	How to Invest

Investment Choices

The GE Institutional Funds are designed primarily for institutional investors, such as corporations, foundations, endowments and trusts that manage various types of employee benefit plans as well as charitable, religious and educational institutions. The Funds offer two classes of shares — Investment Class and Service Class.

The Service Class and the Investment Class are identical except that the Service Class shares bear a 0.25% shareholder servicing and distribution fee under a plan adopted pursuant to Rule 12b-1 (12b-1 fee), which requires fees be paid out of the assets of the class. The 12b-1 fee is intended to pay for the cost of promoting the Service Class shares and servicing your shareholder account.

Opening an Account

In order to prevent the funding of terrorism and money laundering, federal law requires the Funds to obtain, verify, and record information that identifies each investor who opens an account. When an investor opens an account, GE Investment Distributors, Inc. (GEID) will ask for the investor’s name, address, taxpayer identification number, and possibly other information that identifies the investor. This information is used only for the purpose of establishing and confirming the investor’s identity. If the investor does not provide the necessary information, GEID may not be able to establish an account for the investor, or if an account has been opened, to maintain the account. In addition, if the information cannot be verified after the account is opened, the assets may need to be involuntarily redeemed and the account closed. In this event, Fund shares will be redeemed at a price reflecting the net asset value per share of the Fund next calculated after the determination that the account cannot be maintained.

Investors must open an account before purchasing Fund shares. Investors may open an account by submitting an account application to the Distributor, the transfer agent or a broker-dealer, financial institution or investment adviser that has entered into a sales agreement with the Distributor (Authorized Firms).

Investors may obtain an account application by calling the Funds at (800) 493-3042 or by writing to the Funds at:

GE Institutional Funds

P.O. Box 120065

Stamford, CT 06912-0065

For overnight package delivery, send to:

GE Institutional Funds

c/o Boston Financial Data Services  Inc. – Midwest

330 West 9th Street

Kansas City, MO 64105

51

How to Buy Shares

Once an account has been opened, an investor may purchase Fund shares from the Distributor or through an Authorized Firm. The Authorized Firm will be responsible for transmitting the investor’s order to the transfer agent. Investors should contact their Authorized Firm for instructions.

Investors also may purchase shares directly from the transfer agent by wiring federal funds from a U.S. banking institution to: State Street Bank and Trust company (ABA #0110-0002-8) For: GE Institutional Funds — [Name of Fund] Account of: [Investor’s name, address, and account number].

Requests received in good order will be executed at the net asset value next calculated after receipt of an investment or transaction instructions. Purchase and redemption orders are executed only on days when the New York Stock Exchange (NYSE) is open for trading. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

The Funds and the Distributor may reject any purchase order or exchange request for any reason and without prior notice.

Eligible Investors

GE Institutional Funds are offered only to certain institutional investors, including defined contribution plans that meet the requirements for qualification under section 401(k) of the Internal Revenue Code (Code), tax-deferred arrangements under section 403(b) or 457 of the Code, similar plans or arrangements pursuant to which an investor is not taxed on his or her investment in the Fund until the investment is sold, and entities that are not subject to the individual federal income tax.

GE Institutional Funds expects that most of the time each Fund will have relatively few shareholders (as compared with most mutual funds) but that these shareholders will invest substantial amounts in a Fund.

Eligibility Requirements

Investment Only Defined Contribution Plan Investors: An investment only defined contribution plan may invest in the GE Institutional Funds if such investor has at least $50 million of plan assets at the time of initial investment. There is no minimum investment for subsequent purchases.

An investment only defined contribution plan is a defined contribution plan that does not receive recordkeeping and administration services from a designated third party administrator through its alliance relationship with the Distributor or its affiliate.

An investment only defined contribution plan generally must individually meet the eligibility requirements and will not be considered a related investor of any other investor in the GE Institutional Funds.

Full-Service Defined Contribution Plan Investors: Full-service defined contribution plans are not eligible to invest in the GE Institutional Funds, other than the S&P 500 Index Fund. There is no plan asset size or minimum investment requirements for initial or subsequent purchases of shares of the S&P 500 Index Fund.

A full-service defined contribution plan is a defined contribution plan that receives recordkeeping and administration services from a designated third party administrator through its alliance relationship with the Distributor or its affiliate.

52

GE Institutional

Funds Prospectus

How to Invest

All Other Investors: The minimum initial investment in each Fund is $5 million for each investor or group of related investors. There is no minimum investment requirement for subsequent purchases.

The minimum investment requirement is waived for each investor or group of related investors if such person or group has (or will have) invested at least $25 million at the time of initial investment in one or more investment portfolios or accounts that are advised by GE Asset Management.

Wrap Platforms: Investments made through certain broker-dealers, financial institutions, recordkeepers, investment advisers and other financial intermediaries who charge a management, consulting or other fee for their services, are not eligible to invest in the GE Institutional Funds.

Related Investors: Related investors are investors that are affiliated persons of each other within the meaning of the 1940 Act.

For example, institutional clients of a financial intermediary are considered related investors of the intermediary where Fund shares are held by that intermediary in an omnibus account for its clients.

Purchases In-Kind: Investors may purchase shares in amounts of $5 million or more with either cash or investment securities acceptable to the appropriate Fund. The Funds’ Distributor will inform investors of the securities acceptable to the Fund. The securities will be accepted by the Fund at their market value in return for Fund shares of equal value. The Funds reserve the right to require the Distributor to suspend the offering of shares of the International Equity Fund for cash in amounts greater than $5 million and of the other non-money market Funds in amounts above $10 million.

How to Redeem Shares

You may take money out of your account by redeeming (selling) some or all of your shares.

If You Invested With an Investment Professional:

Shares purchased with the assistance of an investment professional may be redeemed either by the investment professional or the shareholder of record. Please see your account statement for the telephone number of your investment professional or call Shareholder Services directly at (800) 493-3042.

By Mail

Send a signed written request, stating the share class and number of shares or specific dollar amount you want to sell. Your signature(s) must appear exactly as it does on the account registration.

Mail to:

GE Institutional Funds

P.O. Box 120065

Stamford, CT 06912-0065

Overnight Delivery:

GE Institutional Funds

c/o Boston Financial Data Services     Inc.—Midwest

330 West 9th Street

Kansas City, MO 64105

53

Signature(s) must each be guaranteed for any redemption:

■ exceeding $50,000

■ mailed to a different address from that on record

■ paid to someone else

■ wired to a financial institution

■ mailed to an address that has been changed within the last 30 days

By Telephone

Shares may be redeemed by telephone up to a maximum of $50,000 per day utilizing the Fund’s automated Voice Response system or by an agent during business hours. The telephone option must have been selected during initial account setup or subsequently by written request signed by all registered shareholders. Call toll-free  1-800-493-3042.

The Distributor will not be responsible for losses resulting from unauthorized telephone transaction instructions if it follows reasonable procedures to verify the identity of the investor.

By Wire

You may redeem your shares by telephone and have the proceeds of the sale wired to your bank instead of receiving a check.

■ Minimum wire amount $1,000

■ A $10 fee per wire will be charged to your account (in addition to any applicable sales charges)

■ Include your account number, share class and specific dollar amount you want to redeem in your wire request. Wire instructions must have been provided during initial account setup or subsequently by written request signed by all registered shareholders with a signature guarantee.

Mail your signed, signature guaranteed written request to establish wire  privileges to:

GE Institutional Funds

P.O. Box 120065

Stamford, CT 06912-0065

Or call the Distributor at  1-800-493-3042.

Special Considerations for Selling Shares

■ If you own more than one share class of a Fund, specify which share class you want to sell. Otherwise, the selling transaction may be delayed.

■ Normally, redemption requests are processed by the next business day after receipt of a request in good order, but payments may take up to seven business days if making immediate payment would adversely affect the Fund.

■ Redemptions may be suspended or payment postponed when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

Redemptions in Kind

Large redemptions that exceed $250,000 or 1% of a Fund’s assets may be considered detrimental to the Fund’s existing shareholders. Therefore, the Fund may require that you take a “distribution in kind” upon redemption and may give you portfolio securities instead of cash proceeds. Such Fund portfolio securities will have to be sold through a broker and you may incur transaction costs when you sell them. The Funds will redeem shares in kind at your request.

54

GE Institutional

Funds Prospectus

How to Invest

How to Exchange Shares

You may exchange shares of one GE Institutional Fund for the same class of another GE Institutional Fund or for a different class of the same or another GE Institutional Fund. Exchanges are permitted provided that the acquired Fund is an investment option available to the investor requesting the exchange and the investor meets the minimum investment requirement. The Funds may terminate the exchange privilege upon 60 days written notice to shareholders.

An exchange for the same class of another GE Institutional Fund is a sale and purchase of shares for tax purposes. You may have a taxable gain or loss when you exchange your shares. You may exchange shares by writing the Funds at the appropriate address listed above.

Policy on Abusive Trading

Excessive or short-term trading in Fund shares may harm performance by compromising portfolio management strategies and increasing Fund expenses. The Funds and the Distributor will not knowingly permit investors to engage in excessive or short-term trading of Fund shares. However, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or reasonably detect excessive or short-term trading that may be facilitated by these intermediaries or by the use of combined omnibus accounts by those intermediaries. The Funds or the Distributor may reject a purchase order and may terminate or restrict the exchange privilege of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds or the Distributor, actual or potential harm to the Funds. The Funds or the Distributor may notify the investor that a purchase order or an exchange has been rejected after the day the order is placed. Investors who have not engaged in market timing may also be prevented from exchanging or purchasing shares of the GE Institutional Funds if the GE Institutional Funds or the Distributor believe the intermediary or its representative associated with that investor’s account has otherwise been involved in excessive or short-term trading on behalf of other accounts or investors.

For more information on risks associated with abusive trading, see “Other Risk Considerations — Risks from Transactions by Certain Shareholders” earlier in this Prospectus.

Signature Guarantees

All signature guarantees must be executed by a commercial bank, trust company, broker/dealer, credit union, national securities exchange or registered association, clearing agency or savings association. The Funds may require additional information for redemptions made by corporations, executors, administrators, trustees, guardians or persons utilizing a power of attorney. A redemption request will not be deemed received in good order until GE Institutional Funds has received all information typically required to assure the security of a particular account.

55

Distribution and Shareholder Service Fees

12b-1 Plan

GE Institutional Funds has adopted a Shareholder Servicing and Distribution Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Under the Plan, GE Institutional Funds will pay the Distributor with respect to the Service Class shares of a Fund, fees for shareholder and distribution services provided to that class of shares at an annual rate of .25% of the value of the average daily net assets of such Fund attributable to the Service Class shares. Fees to be paid with respect to the Funds under the Plan will be calculated daily and paid monthly. The annual fees payable with respect to the Service Class shares of a Fund are intended to compensate the Distributor or enable the Distributor to compensate other persons (Service Providers), for providing ongoing service and/or maintenance of the accounts of shareholders of the Fund and to compensate the Distributor or enable the Distributor to compensate Service Providers, for providing services that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Fund. Because these fees are paid out of a Fund’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Special Compensation Arrangements

GE Asset Management or its affiliates may pay, out of its own resources, financial services firms that sell Investment Class shares or provide shareholder services. GE Asset Management or its affiliates may also pay, out of its own resources, extra compensation to financial services firms that sell Service Class shares or provide shareholder services.

56

GE Institutional Funds Prospectus	Dividends, Capital Gains and Other Tax Information

Most GE Institutional Funds pay dividends from net investment income and distributions from net capital gains once each year. Unless you instruct a Fund to pay dividends from net investment income and distributions from net capital gains to you, in a check mailed to you, they will be automatically reinvested in your account. There are no fees or charges to reinvest dividends.

The Funds are subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, the Funds may pay dividends from net investment income and distribute net capital gains more frequently.

As a result of the different service fees applicable to the Funds’ classes, dividends and distributions for each class will differ.

Fund	Distribution Schedule

U.S. Equity Fund S&P 500 Index Fund Value Equity Fund Mid-Cap Value Equity Fund Small-Cap Value Equity Fund International Equity Fund Premier Equity Fund Strategic Investment Fund	■ Dividends are typically declared and paid annually. ■ Short-term and long-term capital gains, if any, are typically declared and paid annually.

Income Fund Money Market Fund	■ Dividends are declared daily and paid monthly.
■ Short-term and long-term capital gains, if any, are typically declared and paid annually.

57

Taxes

Tax issues can be complicated. We suggest you see your investment professional or tax advisor for any questions you may have.

Except for investments in tax-deferred accounts, you generally will owe taxes on amounts distributed to you. Dividends and distributions from net investment income and short-term capital gains are taxed as ordinary income. Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, certain ordinary income distributions made to you may also qualify to be taxed at long-term capital gains rates. Long-term capital gains are taxed at the long-term capital gains rate. Distributions generally will be taxed in the same manner whether they are received in cash or reinvested.

In addition, if you sell or redeem Fund shares, you generally will realize a capital gain or loss, which will be long-term or short-term, depending upon how long you held those shares. The Jobs and Growth Tax Relief Reconciliation Act of 2003 reduced the rate applicable to long-term capital gains realized after May 5, 2003. If you exchange shares for the same class of another GE Institutional Fund, the exchange will be treated as a sale and purchase of shares for tax purposes.

Tax Statement

You will receive an annual statement summarizing your dividend and capital gains distributions. Please consult a tax advisor if you have questions about your specific tax situation.

Backup Withholding

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 28% of most Fund distributions and the proceeds from redemption of Fund shares.

58

GE Institutional Funds Prospectus	Calculating Share Value

Fund shares are sold and redeemed at net asset value (NAV). The NAV of each share class is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NYSE is closed on certain holidays listed in the SAI. The NAV per share class for Funds is determined by adding the value of the Fund’s investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class’ outstanding shares. The value of the portfolio securities held by each Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Foreign securities generally are valued on the basis of quotations from the primary market in which they are traded. Some debt securities are valued using dealers and pricing services based on a computerized matrix system, which considers market transactions and dealer-supplied valuations. Valuations of municipal obligations are based on prices supplied by a qualified municipal pricing service. When quoted, bid prices for municipal obligations are readily available and representative of the bid side of the market, those instruments are valued at the mean between the quoted bid prices and quoted asked prices.

All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less are valued on the basis of amortized cost. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last traded bid price. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00am Eastern time. A Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

If market quotations are not readily available for any security, or if the value of a security has been materially affected by events occurring after the closing of the security’s primary market, the security may be valued using procedures approved by the Trustees that they believe accurately reflects “fair value.” Security values may differ depending on the valuation procedure used to determine its value.

59

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60

GE Institutional Funds Prospectus

Financial

Highlights

The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the fiscal years ended September 30, unless otherwise noted. Certain information reflects financial results for a single Fund share.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Fund’s Annual Report, which is available upon request.

U.S. Equity Fund

	Service Class				Investment Class
Years ended September 30	2003		2002	2001(g)	2003		2002	2001	2000	1999

Inception date	—		—	1/3/01	—		—	—	—	11/25/97

Net asset value, beginning of period	$8.52		$10.41	$12.28	$8.54		$10.43	$13.90	$13.19	$10.62

Income (loss) from investment operations:

Net investment income	0.09	(i)	0.09	0.06	0.11	(i)	0.11	0.11	0.10	0.11

Net realized and unrealized gains (losses) on investments	1.64		(1.89)	(1.93)	1.65		(1.88)	(2.33)	1.53	2.84

Total income (loss) from investment operations	1.73		(1.80)	(1.87)	1.76		(1.77)	(2.22)	1.63	2.95

Less distributions from:

Net investment income	0.07		0.09	—	0.10		0.12	0.12	0.09	0.13

Net realized gains	—		—	—	—		—	1.13	0.83	0.25

Total distributions	0.07		0.09	—	0.10		0.12	1.25	0.92	0.38

Net asset value, end of period	$10.18		$8.52	$10.41	$10.20		$8.54	$10.43	$13.90	$13.19

TOTAL RETURN (a)	20.38%		(17.53)%	(15.23)%	20.70%		(17.28)%	(17.49)%	12.70%	28.27%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$22,033		$18,087	$25,669	$302,846		$200,647	$237,144	$269,728	$160,980

Ratios to average net assets:

Net investment income*	0.93%		0.76%	0.66%	1.17%		1.02%	0.90%	0.90%	0.92%

Expenses*	0.63%		0.63%	0.63%	0.38%		0.38%	0.38%	0.38%	0.41%

Portfolio turnover rate	27%		51%	47%	27%		51%	47%	48%	45%

See Notes to Financial Highlights

61

S&P 500 Index Fund

	Investment Class
Years ended September 30	2003	2002	2001	2000		1999

Inception date	—	—	—	—		11/25/97

Net asset value, beginning of period	$7.80	$10.05	$15.17	$13.74		$10.85

Income (loss) from investment operations:

Net investment income	0.16	0.11	0.22	0.15		0.18

Net realized and unrealized gains (losses) on investments	1.73	(2.13)	(3.97)	1.73		2.88

Total income (loss) from investment operations	1.89	(2.02)	(3.75)	1.88		3.06

Less distributions from:

Net investment income	0.10	0.23	0.15	0.18		0.17

Net realized gains	—	—	1.22	0.27		—

Return of capital	—	—	—	0.00	(c)	—

Total distributions	0.10	0.23	1.37	0.45		0.17

Net asset value, end of period	$9.59	$7.80	$10.05	$15.17		$13.74

TOTAL RETURN (a)	24.34%	(20.74)%	(26.83)%	13.83%		28.41%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$81,601	$74,867	$46,119	$131,458		$26,359

Ratios to average net assets:

Net investment income	1.63%	1.45%	1.16%	1.14%		1.35%

Expenses	0.15%	0.15%	0.15%	0.15%		0.15%

Portfolio turnover rate	16%	59%	8%	44%		7%

Value  Equity  Fund

	Investment Class
Years ended September 30	2003	2002	2001	2000(f)

Inception date		—	—	2/2/00

Net asset value, beginning of period	$7.18	$8.71	$10.39	$10.00

Income (loss) from investment operations:

Net investment income	0.11	0.10	0.11	0.04

Net realized and unrealized gains (losses) on investments	1.32	(1.53)	(1.73)	0.35

Total income (loss) from investment operations	1.43	(1.43)	(1.62)	0.39

Less distributions from:

Net investment income	0.12	0.10	0.04	—

Net realized gains	—	—	0.02	—

Return of capital	—	—	—	—

Total distributions	0.12	0.10	0.06	—

Net asset value, end of period	$8.49	$7.18	$8.71	$10.39

TOTAL RETURN (a)	20.13%	(16.65)%	(15.65)%	3.90%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$126,580	$91,475	$92,776	$105,754

Ratios to average net assets:

Net investment income*	1.43%	1.25%	1.07%	1.14%

Expenses*	0.42%	0.42%	0.42%	0.47%

Portfolio turnover rate	35%	36%	60%	26%

See Notes to Financial Highlights

62

GE Institutional

Funds Prospectus

Financial

Highlights

Mid-Cap Value Equity Fund

	Investment Class
Years ended September 30	2003	2002	2001	2000	1999(d)

Inception date	—	—	—	—	12/31/98

Net asset value, beginning of period	$8.97	$10.08	$10.82	$9.91	$10.00

Income (loss) from investment operations:

Net investment income	0.13	0.09	0.09	0.10	0.08

Net realized and unrealized gains (losses) on investments	2.04	(0.85)	(0.58)	0.92	(0.17)

Total income (loss) from investment operations	2.17	(0.76)	(0.49)	1.02	(0.09)

Less distributions from:

Net investment income	0.09	0.15	0.04	0.11	—

Net realized gains	—	0.20	0.21	—	—

Total distributions	0.09	0.35	0.25	0.11	—

Net asset value, end of period	$11.05	$8.97	$10.08	$10.82	$9.91

TOTAL RETURN (a)	24.31%	(8.08)%	(4.68)%	10.36%	(0.90)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$15,411	$12,517	$13,696	$13,235	$10,182

Ratios to average net assets:

Net investment income*	1.34%	0.81%	0.88%	1.05%	1.00%

Expenses*	0.65%	0.65%	0.65%	0.65%	0.65%

Portfolio turnover rate	22%	36%	91%	39%	18%

Small-Cap Value Equity Fund

	Investment Class
Years ended September 30	2003		2002	2001	2000	1999

Inception date	—		—	—	—	8/3/98

Net asset value, beginning of period	$10.14		$12.20	$12.63	$10.12	$8.91

Income (loss) from investment operations:

Net investment income	0.05	(i)	0.04	0.09	0.03	0.01

Net realized and unrealized gains (losses) on investments	0.98		(0.18)	0.50	2.80	1.23

Total income (loss) from investment operations	1.03		(0.14)	0.59	2.83	1.24

Less distributions from:

Net investment income	0.03		0.08	0.02	0.02	0.03

Net realized gains	0.15		1.84	1.00	0.30	—

Total distributions	0.18		1.92	1.02	0.32	0.03

Net asset value, end of period	$10.99		$10.14	$12.20	$12.63	$10.12

TOTAL RETURN (a)	10.37%		(3.13)%	5.16%	28.51%	13.98%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$98,463		$18,773	$19,932	$19,103	$10,287

Ratios to average net assets:

Net investment income	0.50%		0.34%	0.75%	0.30%	0.13%

Expenses	0.66%		0.70%	0.70%	0.70%	0.70%

Portfolio turnover rate	111%		145%	151%	231%	216%

See Notes to Financial Highlights

63

International Equity Fund

	Service Class				Investment Class

Years ended September 30	2003		2002	2001(g)	2003		2002	2001	2000	1999

Inception date	—		—	1/3/01	—		—	—	—	11/25/97

Net asset value, beginning of period	$6.91		$8.34	$11.37	$6.93		$8.36	$13.46	$12.49	$10.06

Income (loss) from investment operations:

Net investment income	0.12	(i)	0.07	0.11	0.14	(i)	0.10	0.15	0.13	0.09

Net realized and unrealized gains (losses) on investments	1.57		(1.40)	(3.14)	1.57		(1.41)	(3.68)	1.33	2.81

Total income (loss) from investment operations	1.69		(1.33)	(3.03)	1.71		(1.31)	(3.53)	1.46	2.90

Less distributions from:

Net investment income	0.10		0.10	—	0.12		0.12	0.11	0.08	0.12

Net realized gains	—		—	—	—		—	1.46	0.41	0.35

Total distributions	0.10		0.10	—	0.12		0.12	1.57	0.49	0.47

Net asset value, end of period	$8.50		$6.91	$8.34	$8.52		$6.93	$8.36	$13.46	$12.49

TOTAL RETURN (a)	24.80%		(16.34)%	(26.65)%	25.04%		(16.00)%	(29.28)%	11.62%	29.50%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$4,289		$2,781	$2,423	$349,983		$263,346	$258,911	$394,852	$197,974

Ratios to average net assets:

Net investment income*	1.56%		1.04%	1.54%	1.82%		1.29%	1.32%	1.16%	0.99%

Expenses*	0.84%		0.84%	0.83%	0.59%		0.59%	0.58%	0.58%	0.62%

Portfolio turnover rate	42%		40%	39%	42%		40%	39%	59%	50%

Premier Growth Equity Fund

	Service Class				Investment Class
Years ended September 30	2003		2002	2001(g)	2003		2002	2001	2000(e)

Inception date	—		—	1/3/01	—		—	—	10/29/99

Net asset value, beginning of period	$7.12		$8.46	$10.35	$7.14		$8.48	$11.45	$10.00

Income (loss) from investment operations:

Net investment income	0.02	(i)	0.02	0.01	0.04	(i)	0.02	0.04	0.03

Net realized and unrealized gains (losses) on investments	1.86		(1.34)	(1.90)	1.86		(1.32)	(2.66)	1.43

Total income (loss) from investment operations	1.88		(1.32)	(1.89)	1.90		(1.30)	(2.62)	1.46

Less distributions from:

Net investment income	—		0.02	—	0.02		0.04	0.02	0.01

Net capital gains	—		—	—	—		—	0.33	—

Total distributions	—		0.02	—	0.02		0.04	0.35	0.01

Net asset value, end of period	$9.00		$7.12	$8.46	$9.02		$7.14	$8.48	$11.45

TOTAL RETURN (a)	26.46%		(15.68)%	(18.26)%	26.71%		(15.45)%	(23.58)%	14.62%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$12,501		$9,196	$8,629	$218,716		$124,665	$128,123	$47,926

Ratios to average net assets:

Net investment income*	0.20%		0.03%	0.10%	0.45%		0.28%	0.40%	0.29%

Expenses*	0.64%		0.65%	0.65%	0.39%		0.40%	0.41%	0.52%

Portfolio turnover rate	20%		23%	31%	20%		23%	31%	18%

See Notes to Financial Highlights

64

GE Institutional  Funds Prospectus

Financial

Highlights

Income Fund

	Investment Class
Years ended September 30	2003	2002	2001	2000		1999

Inception date	—	—	—	—		11/21/97

Net asset value, beginning of period	$10.13	$10.12	$9.55	$9.57		$10.39

Income (loss) from investment operations:

Net investment income	0.40	0.51	0.59	0.62		0.55

Net realized and unrealized gains (losses) on investments	0.12	0.27	0.60	(0.02)	(b)	(0.62)

Total income (loss) from investment operations	0.52	0.78	1.19	0.60		(0.07)

Less distributions from:

Net investment income	0.42	0.52	0.62	0.62		0.57

Net realized gains	0.15	0.25	—	—		0.18

Total distributions	0.57	0.77	0.62	0.62		0.75

Net asset value, end of period	$10.08	$10.13	$10.12	$9.55		$9.57

TOTAL RETURN (a)	5.35%	8.07%	12.80%	6.61%		(0.72)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$223,733	$215,987	$216,870	$210,540		$95,381

Ratios to average net assets:

Net investment income	3.96%	5.07%	6.07%	6.65%		5.80%

Expenses	0.24%	0.24%	0.24%	0.26%		0.30%

Portfolio turnover rate	354%	332%	338%	234%		227%

Strategic Investment Fund

	Investment Class
Years ended September 30	2003		2002	2001	2000(e)

Inception date	—		—	—	10/29/99

Net asset value, beginning of period	$8.50		$9.34	$10.97	$10.00

Income (loss) from investment operations:

Net investment income	0.16	(i)	0.09	0.28	0.25

Net realized and unrealized gains (losses) on investments	1.29		(0.80)	(1.13)	0.77

Total income (loss) from investment operations	1.45		(0.71)	(0.85)	1.02

Less distributions from:

Net investment income	0.17		0.13	0.30	0.05

Net realized gains	—		—	0.48	—

Total distributions	0.17		0.13	0.78	0.05

Net asset value, end of period	$9.78		$8.50	$9.34	$10.97

TOTAL RETURN (a)	17.30%		(7.83)%	(8.43)%	10.24%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$64,263		$30,164	$6,097	$7,664

Ratios to average net assets:

Net investment income*	1.70%		2.28%	2.48%	2.56%

Expenses*	0.43%		0.44%	0.45%	0.45%

Portfolio turnover rate	145%		86%	31%	65%

See Notes to Financial Highlights

65

Money Market Fund

	Service Class			Investment Class
Years ended September 30	2003	2002(h)	2001(g)	2003	2002	2001	2000	1999

Inception date	—	—	1/3/01	—	—	—	—	12/2/97

Net asset value, beginning of period	$—	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:

Net investment income (loss)	—	0.01	0.03	0.01	0.02	0.05	0.06	0.05

Total income from investment operations	—	0.01	0.03	0.01	0.02	0.05	0.06	0.05

Less distributions from:

Net investment income	—	0.01	0.03	0.01	0.02	0.05	0.06	0.05

Return of capital	—	$1.00	—	—	—	—	—	—

Total distributions		1.01	0.03	0.01	0.02	0.05	0.06	0.05

Net asset value, end of period	$—	$—	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN (a)	—	1.17%	3.22%	1.19%	1.91%	5.11%	6.02%	4.92%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$—	$—	$40,894	$83,194	$114,324	$6,821	$6,793	$5,736

Ratios to Average Net Assets:

Net investment income*	—	1.76%	4.23%	1.19%	1.70%	4.89%	5.95%	4.81%

Expenses*	—	0.45%	0.48%	0.18%	0.18%	0.23%	0.25%	0.25%

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Periods less than one year are not annualized.

(b)	As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statement of Operations contained in the Annual Report.

(c)	Less than $0.01 per share.

(d)	Information is for the period December 31, 1998, commencement of investment operations, through September 30, 1999.

(e)	Information is for the period October 29, 1999, commencement of investment operations, through September 30, 2000.

(f)	Information is for the period February 2, 2000, commencement of investment operations, through September 30, 2000.

(g)	Information is for the period January 3, 2001, commencement of investment operations, through September 30, 2001.

(h)	The Service Class had a full redemption during the year ended September 30, 2002. The share class remains open.

(i)	Net investment income per share is based on average shares outstanding during the period.

*	Annualized for periods less than one year.

GE Institutional Funds

Prospectus

If you wish to know more

You will find additional information about the GE Institutional Funds in the following documents:

Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds’ actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds’ last fiscal year.

Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of the prospectus). The SAI is on file with the Securities and Exchange Commission (SEC).

You may visit the SEC’s Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Institutional Funds. Also, you can obtain copies of this information, after paying a duplication fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or in writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at
1-202-942-8090.

GE Institutional Funds

You may obtain a free copy of the SAI or the Funds’ annual/semi-annual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.

P.O. Box 7900

3003 Summer Street

Stamford, CT 06904

Telephone 1-800-493-3042

Website http://www.geassetmanagement.com

Investment Adviser	GE Asset Management Incorporated P.O. Box 7900 3003 Summer Street Stamford, CT 06904

Transfer Agent and Custodian	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02101

Distributor	GE Investment Distributors, Inc. Member NASD/SIPC

Investment Company Act file number: 811-08257

Prospectus

GE Institutional Funds

January 29, 2004

International Equity Fund

Small-Cap Value Equity Fund

Strategic Investment Fund

Like all mutual funds, the GE Institutional Funds’ shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

GE Institutional Funds

International Equity Fund

Small-Cap Value Equity Fund

Strategic Investment Fund Prospectus

Additional information regarding the International Equity Fund, Small-Cap Value Equity Fund and Strategic Investment Fund (each a “Fund” and together the “Funds”) is contained in the Statement of Additional Information (SAI) dated January 29, 2004 which is incorporated by reference into (legally forms a part of) this Prospectus.

2

GE Institutional Funds

International Equity Fund

Small-Cap Value Equity Fund

Strategic Investment Fund Prospectus

International Equity Fund

Investment Objective:  Long-term growth of capital.

The Strategy

The International Equity Fund invests at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in companies in developed and developing countries outside the United States. Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities, rights and warrants. Stocks represent an ownership interest in a corporation.

The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in foreign securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:

■ low prices relative to their long-term cash earnings potential

■ potential for significant improvement in the company’s business

■ financial strength

■ sufficient liquidity

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the United States. The portfolio managers may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The Fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk, foreign exposure risk, style risk (mid-cap company risk and growth investing risk) and emerging markets risk. To the extent that the portfolio managers invest in debt securities, the Fund would be subject to interest rate risk and credit risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

An investment in the International Equity Fund is not a deposit of any bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the International Equity Fund is subject to risk, including possible loss of principal invested.

If you would like additional information regarding the Fund’s investment strategies and risks, including a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

3

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to a common measure of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 21.83% for the quarter ended December 31, 1999. The Fund’s lowest return for a quarter was -22.22% for the quarter ended September 30, 2002.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE®) Index (MSCI EAFE Index). The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Investment Class Shares

Average Annual Total Returns

Investment Class Shares

(as of December 31, 2003)

	1 Year	5 Years	Since Inception[1]

International Equity Fund	40.54%	1.23%	4.13%

MSCI EAFE Index[2]	38.59%	-0.10%	3.11%

Both the bar chart and table assume reinvestment of dividends and distributions. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 Inception date: 11/25/97.

2 The returns of the MSCI EAFE Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the MSCI EAFE Index are calculated from the month end nearest the Fund’s inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

4

GE Institutional Funds

International Equity Fund

Small-Cap Value Equity Fund

Strategic Investment Fund Prospectus

Small-Cap Value Equity

Investment Objective:  Long-term growth of capital.

The Strategy

The Small-Cap Value Equity Fund invests at least 80% of its net assets in equity securities of small-cap companies under normal market conditions. The Fund invests primarily in small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000® Index (Russell 2000 Index). As of December 31, 2003, the market capitalization of companies in the Russell 2000 Index ranged from $7.26 million to $2.03 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the Russell 2000 Index. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

■ high quality management

■ attractive products or services

■ appropriate capital structure

■ strong competitive positions in their industries

■ management focused on generating shareholder value

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and foreign securities. The portfolio managers may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The Fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk and style risk (value investing risk and small-cap company risk). To the extent that the portfolio managers invest in foreign securities, debt securities or initial public offerings of equity securities, the Fund would be subject to foreign exposure risk, interest rate risk, credit risk and initial public offerings risk.

An investment in the Small-Cap Value Equity Fund is not a deposit of any bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Small-Cap Value Equity Fund is subject to risk, including possible loss of principal invested.

If you would like additional information regarding the Fund’s investment strategies and risks, including a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

5

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to a common measure of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the period presented in the bar chart, the Fund’s highest return for a quarter was 22.66% for the quarter ended June 30, 1999. The Fund’s lowest return for a quarter was -16.06% for the quarter ended September 30, 2002.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of the Russell 2000 Index. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Investment Class Shares

Average Annual Total Returns

Investment Class Shares

(as of December 31, 2003)

	1 Year	5 Years	Since Inception[1]

Small-Cap Value Equity Fund	24.37%	10.19%	10.01%

Russell 2000 Index[2]	47.29%	7.19%	6.83%

Both the bar chart and table assume reinvestment of dividends and distributions. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 Inception date: 8/3/98.

2 The returns of the Russell 2000 Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the Russell 2000 Index are calculated from the month end nearest the Fund’s inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

6

GE Institutional Funds

International Equity Fund

Small-Cap Value Equity Fund

Strategic Investment Fund Prospectus

Strategic Investment Fund

Investment Objective:  Maximum total return.

The Strategy

The Strategic Investment Fund invests primarily in a combination of equity securities and investment-grade debt securities. The portfolio managers follow an asset allocation process established by GE Asset Management’s Asset Allocation Committee to diversify holdings across asset classes. The Fund adjusts its weightings among U.S. equity securities, debt securities and foreign securities based on the relative attractiveness of the asset classes. The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

■ strong earnings growth

■ attractive prices

■ a presence in successful industries

■ high quality management

The portfolio managers seek to identify debt securities with characteristics such as:

■ attractive yields and prices

■ the potential for capital appreciation

■ reasonable credit quality

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The portfolio managers may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk, foreign exposure risk, interest rate risk, credit risk and prepayment risk. To the extent the portfolio managers invest in high yield securities, the Fund would be subject to high yield securities risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

The Fund’s asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.

An investment in the Strategic Investment Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Strategic Investment Fund is subject to risk, including possible loss of principal invested.

If you would like additional information regarding the Fund’s investment strategies and risks, including a description of the terms in bold type, please refer to “More on Strategies and Risks” later in this Prospectus.

7

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to a common measure of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 11.77% for the quarter ended June 30, 2003. The Fund’s lowest return for a quarter was -8.99% for the quarter ended September 30, 2002.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of the Standard & Poor’s 500® Composite Stock Index (S&P 500 Index) and the return of the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond Index). The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Investment Class Shares

Average Annual Total Returns

Investment Class Shares

(as of December 31, 2003)

	1 Year	Since Inception[1]
Strategic Investment Fund	20.36%	3.98%

S&P 500 Index[2]	28.73%	-3.37%

LB Aggregate Bond Index[2]	4.10%	8.09%

Both the bar chart and table assume reinvestment of dividends and distributions. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 Inception date: 10/29/99.

2 The returns of the S&P 500 Index and LB Aggregate Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500 Index and LB Aggregate Bond Index are calculated from the month end nearest the Fund’s inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

8

GE Institutional Funds International Equity Fund Small-Cap Value Equity Fund Strategic Investment Fund Prospectus	Fund Expenses

Shareholder Fees

Dealers do not impose a sales charge (load) on purchases of shares (or reinvested dividends), nor do they impose a contingent deferred sales charge upon redemption of shares. The Funds do not impose a redemption fee or an exchange fee. The following table shows what it would cost you to invest in Investment Class shares of a Fund. Annual fund operating expenses are deducted from a Fund’s assets and are reflected in the Fund’s share price and dividends. The figures below are based upon operating expenses anticipated to be incurred during the current fiscal year. Accordingly, these figures may not be the same as figures that appear in the Annual Report dated September 30, 2003.

Annual Fund Operating Expenses (as a percentage of average net assets)

Management Fees*	International Equity Fund .59%	Small-Cap Value Equity Fund .66%	Strategic Investment Fund .43%

Distribution and Service (12b-1) Fees	None	None	None

Other Expenses**	None	None	None

Total Annual Fund Operating Expenses	.59%	.66%	.43%

* The management fee fluctuates based upon the average daily net assets of each Fund and may be higher or lower than those shown above. The management fee is intended to be a “unitary” fee that includes all operating expenses payable by a Fund, except for fees and costs associated with the GE Institutional Funds’ independent Trustees, shareholder servicing and distribution fees, brokerage fees, and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes). The nature of the services provided to, and the management fee paid by, each Fund are described in more detail under “About the Investment Adviser”.

** “Other Expenses” include fees beyond those borne by GE Asset Management pursuant to each Fund’s Advisory and Administration Agreement. These expenses include fees and costs associated with the GE Institutional Funds’ independent Trustees, brokerage fees and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes) This amount is less than .01%; therefore “Other Expenses” are reflected as “None.”

9

The Impact of Fund Expenses

This example is intended to help you compare the cost of investing in Investment Class shares of a Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund’s operating expenses remain the same.

Example

You would pay the following  expenses on a $10,000 investment:

	1 Year	3 Years	5 Years	10 Years

International Equity Fund	$60	$189	$329	$738

Small-Cap Value Equity Fund	$67	$211	$368	$822

Strategic Investment Fund	$44	$138	$241	$542

10

GE Institutional Funds International Equity Fund Small-Cap Value Equity Fund Strategic Investment Fund Prospectus	More on Strategies and Risks

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Funds:

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card receivables or auto loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice before withdrawal.

Cash and cash equivalents are highly liquid and highly rated instruments, such as commercial paper and bank deposits.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures, options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps, interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities, and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

■ Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions.

■ Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.

■ Securities denominated in currencies other than U.S. dollars.

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

11

Forward currency transactions involve agreements to exchange one currency for another at a future date.

Futures are agreements to buy or sell a specific amount of a commodity, financial instrument or index at a particular price and future date. Options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities, and convertible securities of corporations rated Ba through C by Moody’s or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody’s or S&P, are considered by portfolio management to be of equivalent quality. High yield securities include bonds rated below investment grade, sometimes called “junk bonds,” and are considered speculative by the major credit rating agencies.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value it currently has on a Fund’s books. Illiquid investments include most repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody’s and BBB or better by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated, are of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more.

MSCI® EAFE® Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

Money market instruments are short-term debt securities of the U.S. government, banks and corporations. The Funds may invest in money market instruments directly or through investments in the GEI Short-Term Investment Fund (Investment Fund).

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation

12

GE Institutional Funds

International Equity Fund

Small-Cap Value Equity Fund

Strategic Investment Fund Prospectus

(Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations which are derivative instruments that are fully collateralized by a portfolio of mortgages.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets.

Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. An option on a securities index represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time — usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Rule 144A securities are restricted securities that may be sold to certain institutional purchasers under Rule 144A.

Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the investable U.S. equity market.

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S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Variable rate securities which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. For certain Funds, these techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund’s portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that a Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permits the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates an income fund’s sensitivity to changes in interest rates. In general, the longer a fund’s weighted average weighted maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond the normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

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GE Institutional Funds

International Equity Fund

Small-Cap Value Equity Fund

Strategic Investment Fund Prospectus

More on Investment Strategies

In addition to each Fund’s principal investment strategies described earlier in this Prospectus, a Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. No Fund is under any obligation to use any of these techniques or strategies at any given time or under any particular economic condition.

Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed later in this Prospectus or in the Funds’ SAI.

Holding Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash and/or money market instruments (i) pending investment, (ii) for cash management purposes, and (iii) to meet operating expenses. A Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (i) without limit hold cash and cash equivalents and/or invest in money market instruments, or (ii) restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies. In addition, a Fund may hold cash and cash equivalents and/or invest in money market instruments under circumstances where the liquidation of a Fund have been approved by the Trustees and investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. Each Fund may invest in money market instruments directly or indirectly through investment in the Investment Fund. The Investment Fund is advised by GE Asset Management, which charges no advisory fee to the Investment Fund.

The following tables summarize some of the investment techniques that may be employed by each Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management. Percentage figures refer to the percentage of each Fund’s assets that may be invested in accordance with the indicated technique.

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Investment Technique	International Equity Fund	Small-Cap Value Equity Fund	Strategic Investment Fund
	International Equity Fund	Small-Cap Value Equity Fund	Strategic Investment Fund

Borrowing	33 1/3%	33 1/3%	33 1/3%

Repurchase Agreements	Yes	Yes	Yes

Reverse Repurchase Agreements	Yes	Yes	Yes

Restricted and Illiquid Securities	Yes	Yes	Yes

Structured and Indexed Securities	No	No	Yes

Purchasing and Writing Securities Options	Yes	Yes	Yes

Purchasing and Writing Securities Index Options	Yes	Yes	Yes

Futures and Options on Futures	Yes	No	Yes

Forward Currency Transactions	Yes	No	Yes

Options on Foreign Currencies	Yes	No	Yes

Maximum Investment in Debt Securities	20%	20%	100% (Maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)

Maximum Investment in Below-Investment Grade Debt Securities	5%	10%	10% in BB or B by S&P or Ba or B by Moody’s or equivalent

Maximum Investment in Foreign Securities	100%	10%*	30%*

When-Issued and Delayed Delivery Securities	Yes	Yes	Yes

Lending Portfolio Securities	Yes	Yes	Yes

Rule 144A Securities	Yes	Yes	Yes

Debt Obligations of Supranational Agencies	Yes	Yes	Yes

Depositary Receipts	Yes	Yes	Yes

Securities of Other Investment Funds	Yes	Yes	Yes

Municipal Leases	No	No	Yes

Floating and Variable Rate Instruments	No**	No**	Yes

Participation Interests in Municipal Obligations	No	No	Yes

Zero Coupon Obligations	No	No	Yes

Municipal Obligations Components	No	No	Yes

Custodial Receipts on Municipal Obligations	No	No	Yes

Mortgage Related Securities, including CMOs	Yes	Yes	Yes

Government Stripped Mortgage Related Securities	No	No	Yes

Asset Backed Securities and Receivable-Backed Securities	No	No	Yes

Mortgage Dollar Rolls	No	No	Yes

Short Sales Against the Box	Yes	Yes	No

* This limitation excludes American Depositary Receipts, and securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq Small-Cap Market.

** This limitation excludes commercial paper and notes with variable and floating rates of interest.

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GE Institutional Funds

International Equity Fund

Small-Cap Value Equity Fund

Strategic Investment Fund Prospectus

More on Risks

Like all mutual funds, investing in the Funds involves risk factors and special considerations. Each Fund’s risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective. Investing in shares of a Fund should not be considered a complete investment program. The share value of each Fund will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds and cash — and within an asset class — such as small-cap and large-cap stocks — can help you manage risk and achieve the results you need to comfortably reach your financial goals.

The primary risks of particular investments are summarized below. For more information about the risks associated with the Funds, please see the SAI, which is incorporated by reference into this Prospectus.

Asset-Backed Securities Risk: Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Also, because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults in the loans underlying the securities.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s opinion of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

Derivative Instruments Risk: A Fund’s use of various investment techniques may involve derivative instruments, such as options, futures and options on futures. A Fund may, but is not required to, use derivatives as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. A small investment in derivatives could have a potentially large impact on a Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by a Fund may not correlate with a Fund’s other investments, which could impact Fund performance or have a significant effect on the rate of income distributions that a Fund could pay for a particular period of time. A Fund may choose not to invest in derivative instruments because they may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

Emerging Markets Risk: Emerging market securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the

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small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include:

■ Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar- denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

■ Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund’s foreign investments.

■ Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and calculating a Fund’s net asset value. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment.

Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Illiquid Securities Risk: Illiquid securities may be difficult to resell at approximately the price they were valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security at all, or may be forced to forego other investment opportunities, all of which may have an impact on returns of the Fund.

Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

18

GE Institutional Funds

International Equity Fund

Small-Cap Value Equity Fund

Strategic Investment Fund Prospectus

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

Repurchase and Reverse Repurchase Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement. A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Stock Market Risk: Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily in response to company activity and general economic and market conditions. Stock prices may decline in value even during periods when equity securities in general are rising, or may not perform as well as the market in general. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Exposure Risk, above.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

■ Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

■ Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

■ Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

■ Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in

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larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly.

Other Risk Considerations

Institutional Investor Risk: Investors may be materially affected by the actions of other large institutional investors. For example, if a large institutional investor withdraws an investment in a Fund, the Fund could diminish in size by a substantial amount causing the remaining investors to experience higher pro rata operating expenses, resulting in lower returns for such investors. The purchase or withdrawal by a large investor may result in significant portfolio trading expenses that are borne by other shareholders.

Risks from Transactions by Certain Shareholders. The GE Institutional Funds are not intended for excessive or short-term trading (such as market timing), which may harm performance by compromising portfolio management strategies and increasing Fund expenses. The GE Institutional Funds and the Distributor will not knowingly permit investors to engage in excessive or short-term trading of GE Institutional Fund shares. However, the GE Institutional Funds receive purchase and sales orders through financial intermediaries and cannot always know or reasonably detect excessive or short-term trading that may be facilitated by these intermediaries or by the use of combined or omnibus accounts by those intermediaries. Investors also will sometimes attempt to use various other trading and ownership techniques that are intended to conceal or avoid detection of their otherwise impermissible or abusive trading in shares of the GE Institutional Funds. Investors who have not engaged in market timing may also be prevented from exchanging or purchasing shares of the GE Institutional Funds if the GE Institutional Funds or the Distributor believe the intermediary or its representative associated with that investor’s account has otherwise been involved in excessive or short-term trading on behalf of other accounts or investors.

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GE Institutional Funds International Equity Fund Small-Cap Value Equity Fund Strategic Investment Fund Prospectus	About the Investment Adviser

Investment Adviser and Administrator

GE Asset Management Incorporated (GE Asset Management), located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2003, GE Asset Management had approximately $179 billion of assets under management, of which more than $12 billion was invested in mutual funds.

For many years, GE’s tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation’s earliest mutual funds, the Elfun Funds — to be followed years later by the GE Savings and Security Program Funds. The success of these funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

Each Fund pays GE Asset Management a combined fee for advisory and administrative services that is accrued daily and paid monthly. The advisory and administration fee for each Fund declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level, or “breakpoint.” The advisory and administration fee or fees for each Fund, and the relevant breakpoints, are stated in the schedule opposite (fees are expressed as an annual rate) up to the maximum annual fee for investment management services.

For their services, GE Asset Management pays, out of the advisory fee that it receives, to Palisade Capital Management, L.L.C. (Palisade), as subadviser to the Small-Cap Value Equity Fund, monthly compensation in the form of an investment sub-advisory fee. The fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the Small-Cap Value Equity Fund that Palisade manages.

Investment Management and Administration Fees:

Each Fund pays GE Asset Management an investment management fee. The fee is accrued daily and paid monthly at the following rates:

Name of Fund	Average Daily Net Assets of Fund	Annual Rate Percentage

International Equity Fund	First $25 million Next $50 million Over $75 million	0.75% 0.65% 0.55%

Small-Cap Value Equity Fund	First $25 million Next $25 million Over $50 million	0.70% 0.65% 0.60%

Strategic Investment Fund	First $25 million Next $25 million Over $50 million	0.45% 0.40% 0.35%

From time to time, GE Asset Management may waive or reimburse advisory or administrative fees paid by each Fund.

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About the Fund’s Portfolio Managers

Christopher D. Brown is a Senior Vice President of GE Asset Management. He manages domestic equity investments for the Strategic Investment Fund and has served in this capacity since September 2003. Mr. Brown joined GE Asset Management in 1985 as a Manager of Funds Accounting. He became a U.S. Equity Analyst in 1989, a Vice President and portfolio manager in 1992, and a Senior Vice President in 1996.

Ralph R. Layman is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman leads a team of portfolio managers for the International Equity Fund and manages the foreign investments for the Strategic Investment Fund. He has served in those capacities since the Fund’s commencement. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became an Executive Vice President in 1992.

Robert A. MacDougall is a Director and Executive Vice President of GE Asset Management. He oversees a portion of the fixed income investments for GE Asset Management. Mr. MacDougall also manages fixed income investments for the Strategic Investment Fund. He has served in this capacity since the Fund’s commencement. Mr. MacDougall joined GE Asset Management in 1986 as Vice President. He became a Senior Vice President of Fixed Income in 1993 and a Director and Executive Vice President of Fixed Income in 1997.

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GE Institutional Funds

International Equity Fund

Small-Cap Value Equity Fund

Strategic Investment Fund

Prospectus

About the

Investment

Adviser

About the Sub-Adviser

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management’s wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-adviser to conduct the investment programs for the following Fund.

Small-Cap Value Equity Fund

Palisade Capital Management, L.L.C. (Palisade)

One Bridge Plaza

Fort Lee, NJ 07024

Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets in excess of $1.95 billion as of December 31, 2003. Palisade translates its experience from various institutional and private accounts to mutual funds it sub-advises for GE Asset Management. Palisade has managed the Small-Cap Value Equity Fund since its inception.

The Fund is managed by an investment advisory committee (Senior Investment Committee) composed of the following members: Jack Feiler, Martin L. Berman, Steven E. Berman, Dennison Veru and Richard Whitman. Mr. Feiler, Chief Investment Officer at Palisade, has day-to-day responsibility for managing the Fund and works with the Senior Investment Committee in developing and executing the Fund’s investment program. Mr. Feiler has more than 33 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade’s operations in April 1995. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.

How to Invest

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Each Fund offers two classes of shares — Service Class and Investment Class. The GE Savings and Security Program (S&SP) invests in Investment Class shares of the International Equity Fund, Small-Cap Value Equity Fund and Strategic Investment Fund. The S&SP purchases and redeems Investment Class shares of each Fund for its respective investment options at net asset value without sales or redemption charges.

Plan participants should consult the Summary Plan Description and other materials describing S&SP for information about how to invest in the S&SP’s International Equity, Small-Cap Value Equity and Strategic Investment Fund investment options.

Policy on Abusive Trading

Excessive or short-term trading in Fund shares may harm performance by compromising portfolio management strategies and increasing Fund expenses. The Funds and the Distributor will not knowingly permit investors to engage in excessive or short-term trading of Fund shares. However, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or reasonably detect excessive or short-term trading that may be facilitated by these intermediaries or by the use of combined omnibus accounts by those intermediaries. The Funds or the Distributor may reject a purchase order and may terminate or restrict the exchange privilege of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds or the Distributor, actual or potential harm to the Funds. The Funds or the Distributor may notify the investor that a purchase order or an exchange has been rejected after the day the order is placed. Investors who have not engaged in market timing may also be prevented from exchanging or purchasing shares of the GE Institutional Funds if the GE Institutional Funds or the Distributor believe the intermediary or its representative associated with that investor’s account has otherwise been involved in excessive or short-term trading on behalf of other accounts or investors.

For more information on risks associated with abusive trading, see “Other Risk Considerations — Risks from Transactions by Certain Shareholders” earlier in this Prospectus.

Special Compensation Arrangements

GE Asset Management or its affiliates may pay, out of its own resources, financial services firms that sell Investment Class shares or provide shareholder services.

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GE Institutional Funds International Equity Fund Small-Cap Value Equity Fund Strategic Investment Fund Prospectus	Dividends, Capital Gains and Other Tax Information

Dividend and Capital Gains Distributions

Each Fund typically pays dividends from net investment income and distributions from net capital gains once each year. Dividends and capital gain distributions made by each Fund to the S&SP will be automatically reinvested in Investment Class shares of each respective Fund at each respective Fund’s net asset value. There are no fees or charges to reinvest dividends.

Each Fund is subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, each Fund may pay dividends from net investment income and distribute net capital gains more frequently.

Taxes

For federal income tax purposes, each Fund is treated as a separate entity from other funds of GE Institutional Funds. Each Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code. By so qualifying, each Fund is not subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the S&SP and other shareholders.

Since the S&SP holds shares of each Fund on behalf of Plan participants, no discussion is included herein as to the federal income tax consequences to the Plan or Plan participants. For information concerning the federal tax consequences to Plan participants, consult the Summary Plan Description and other materials describing S&SP tax matters.

Calculating Share Value

25

Fund shares are sold and redeemed at net asset value (NAV). The NAV of each share class is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NYSE is closed on certain holidays listed in the SAI. The NAV per Investment Class share of each Fund is determined by adding the value of each Fund’s investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class’ outstanding shares. The value of the portfolio securities held by each Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Foreign securities generally are valued on the basis of quotations from the primary market in which they are traded. Some debt securities are valued using dealers and pricing services based on a computerized matrix system, which considers market transactions and dealer-supplied valuations. Valuations of municipal obligations are based on prices supplied by a qualified municipal pricing service. When quoted, bid prices for municipal obligations are readily available and representative of the bid side of the market, those instruments are valued at the mean between the quoted bid prices and quoted asked prices.

Short-term securities held by a Fund with remaining maturities of sixty days or less are valued on the basis of amortized cost. A Fund’s written or purchased options are valued at the last sales price or, if no sales occurred that day, at the last traded bid price. All assets and liabilities of the Funds expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time. A Fund’s NAV may change on days when shareholders may not be able to purchase or redeem the Fund’s shares.

If market quotations are not readily available for any security, or if the value of a security has been materially affected by events occurring after the closing of the security’s primary market, the security may be valued using procedures approved by the Fund’s Trustees that they believe accurately reflects “fair value.” Security values may differ depending on the valuation procedure used to determine its value.

26

GE Funds

Prospectus

Financial

Highlights

The financial highlights tables that follow are intended to help you understand each Fund’s Investment Class shares financial performance for the fiscal years ended September 30, unless otherwise noted. Certain information reflects financial results for a single Fund share.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Fund’s Annual Report, which is available upon request.

International Equity Fund

Years ended September 30	2003		2002	2001	2000	1999

Inception date	—		—	—	—	11/25/97

Net asset value, beginning of period	$6.93		$8.36	$13.46	$12.49	$10.06

Income (loss) from investment operations:

Net investment income	0.14	(i)	0.10	0.15	0.13	0.09

Net realized and unrealized gains (losses) on investments	1.57		(1.41)	(3.68)	1.33	2.81

Total income (loss) from investments operations	1.71		(1.31)	(3.53)	1.46	2.90

Less distributions from:

Net investment income	0.12		0.12	0.11	0.08	0.12

Net realized gains	—		—	1.46	0.41	0.35

Total distributions	0.12		0.12	1.57	0.49	0.47

Net asset value, end of period	$8.52		$6.93	$8.36	$13.46	$12.49

TOTAL RETURN (a)	25.04%		(16.00%)	(29.28%)	11.62%	29.50%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$349,983		$263,346	$258,911	$394,852	$197,974

Ratios to Average Net Assets:

Net investment income*	1.82%		1.29%	1.32%	1.16%	0.99%

Expenses*	0.59%		0.59%	0.58%	0.58%	0.62%

Portfolio turnover rate	42%		40%	39%	59%	50%

See Notes to Financial Highlights

27

Small-Cap

Value Equity

Fund

Years ended September 30	2003		2002	2001	2000	1999

Inception date	—		—	—	—	8/3/98

Net asset value, beginning of period	$10.14		$12.20	$12.63	$10.12	$8.91

Income (loss) from investment operations:

Net investment income	0.05	(i)	0.04	0.09	0.03	0.01

Net realized and unrealized gains (losses) on investments	0.98		(0.18)	0.50	2.80	1.23

Total income (loss) from investment operations	1.03		(0.14)	0.59	2.83	1.24

Less distributions from:

Net investment income	0.03		0.08	0.02	0.02	0.03

Net realized gains	0.15		1.84	1.00	0.30	—

Total distributions	0.18		1.92	1.02	0.32	0.03

Net asset value, end of period	$10.99		$10.14	$12.20	$12.63	$10.12

TOTAL RETURN (a)	10.37%		(3.13)%	5.16%	28.51%	13.98%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$98,463		$18,773	$19,932	$19,103	$10,287

Ratios to Average Net Assets:

Net investment income*	0.50%		0.34%	0.75%	0.30%	0.13%

Expenses*	0.66%		0.70%	0.70%	0.70%	0.70%

Portfolio turnover rate	111%		145%	151%	231%	216%

Strategic Investment

Fund

Years ended September 30	2003		2002	2001	2000(e)

Inception date	—		—	—	10/29/99

Net asset value, beginning of period	$8.50		$9.34	$10.97	$10.00

Income (loss) from investment operations:

Net investment income	0.16	(i)	0.09	0.28	0.25

Net realized and unrealized gains (losses) on investments	1.29		(0.80)	(1.13)	0.77

Total income (loss) from investment operations	1.45		(0.71)	(0.85)	1.02

Less distributions from:

Net investment income	0.17		0.13	0.30	0.05

Net realized gains	—		—	0.48	—

Total distributions	0.17		0.13	0.78	0.05

Net asset value, end of period	$9.78		$8.50	$9.34	$10.97

TOTAL RETURN (a)	17.30%		(7.83)%	(8.43)%	10.24%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)	$64,263		$30,164	$6,097	$7,644

Ratios to Average Net Assets:

Net investment income*	1.70%		2.28%	2.48%	2.56%

Expenses*	0.43%		0.44%	0.45%	0.45%

Portfolio turnover rate	145%		86%	31%	65%

See Notes to Financial Highlights

28

GE Funds

Prospectus

Notes to

Financial Highlights

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains. Periods less than one year are not annualized.
(e)	Information is for the period from Inception date through September 30, 2000.
(i)	Net investment income per share is based on average shares outstanding during the period.
*	Annualized for periods less than one year.

GE Institutional

Funds Prospectus

If you wish to know more

You will find additional information about the GE Institutional Funds in the following documents:

Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds’ actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds’ last fiscal year.

Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of the prospectus). The SAI is on file with the Securities and Exchange Commission (SEC).

You may visit the SEC’s Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Institutional Funds. Also, you can obtain copies of this information, after paying a duplication fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or in writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

GE Institutional Funds

You may obtain a free copy of the SAI or the Funds’ annual/semi-annual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.

P.O. Box 7900

3003 Summer Street

Stamford, CT 06904

Telephone

1-800-493-3042

Website http://www.geassetmanagement.com

Investment Adviser	GE Asset Management Incorporated P.0. Box 7900 3003 Summer Street Stamford, CT 06904

Transfer Agent and Custodian	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02101

Distributor	GE Investment Distributors, Inc. Member NASD/SIPC

Investment Company Act file number: 811-08257

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2004

GE INSTITUTIONAL FUNDS

3003 Summer Street, Stamford, Connecticut 06905

For information, call (800) 242-0134

•	U.S. Equity Fund	•	Premier Growth Equity Fund
•	S&P 500 Index Fund	•	Income Fund
•	Value Equity Fund	•	Strategic Investment Fund
•	Mid-Cap Value Equity Fund	•	Money Market Fund
•	Small-Cap Value Equity Fund	•	High Yield Fund
•	International Equity Fund	•	Small-Cap Growth Equity Fund

This Statement of Additional Information (“SAI”) supplements the information contained in the current Prospectuses of GE Institutional Funds (the “Trust”) dated January 29, 2004 (the “Prospectuses”), and should be read in conjunction with the relevant Prospectus. This SAI, although not a prospectus, is incorporated in its entirety by reference into the Prospectuses. Copies of the Prospectuses describing each series of the Trust listed above (“Funds”) may be obtained without charge by calling the Trust at the telephone number listed above.

The Trust’s financial statements for the fiscal year ended September 30, 2003, and the Auditor’s Reports thereon, are incorporated herein by reference to the Trust’s Annual Report dated September 30, 2003. The Annual Report may be obtained without charge by calling the Trust at the telephone number listed above.

Information regarding the status of shareholder accounts may be obtained by calling the Trust at the telephone number listed above or by writing to the Trust at P.O. Box 120065, Stamford, CT 06912-0065. If you have invested through an Authorized Firm, you should call that firm for information on the status of your account. Terms that are defined in the Prospectuses shall have the same meanings in this SAI.

ii

INVESTMENT STRATEGIES AND RISKS

The Prospectuses discuss the investment objectives and principal investment strategies and risks of the following diversified open-end funds: the U.S. Equity Fund, the S&P 500 Index Fund1, the Value Equity Fund, the Mid-Cap Value Equity Fund (the “Mid-Cap Value Fund”), the Small-Cap Value Equity Fund (the “Small-Cap Value Fund”), the International Equity Fund (the “International Fund”), the Premier Growth Equity Fund (the “Premier Fund”), the Income Fund, the Strategic Investment Fund (the “Strategic Investment Fund”), and the Money Market Fund. The High Yield Fund and the Small-Cap Growth Equity Fund (the “Small-Cap Growth Fund”), each an additional series of the Trust, are not currently being offered by the Trust.

The principal investment objective or objectives of a Fund are fundamental and cannot be changed without the approval of a majority of the outstanding voting shares of beneficial interest of that Fund. Certain investment restrictions also are fundamental and cannot be changed without shareholder approval. In contrast, certain other investment restrictions, as well as the investment policies, of each Fund are not fundamental and may be changed by the Trust’s board of trustees without shareholder approval.

There can be no assurance that any of the Funds will achieve its investment objective or objectives. Investors should not consider any one Fund alone to be a complete investment program. All of the Funds are subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the adviser (the “Investment Manager”) to make changes in the composition of the Fund in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of

[1]	The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in securities generally or in this Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the investors in the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices or composition of the S&P 500 Index Fund or the timing of the issuance or sale of the shares of that Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE FUND, INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

1

the Funds. The different types of securities, investments, and investment practices used by each Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument. In addition, the value of debt instruments generally rise and fall inversely with prevailing current interest rates. As described below, an investment in certain of the Funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in either foreign securities or real estate securities.

U.S. Equity Fund

The investment objective of the U.S. Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of U.S. companies. In pursuing its objective, the Fund, under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of issuers that are tied economically to the U.S., measured at the time of investment.

2

S&P 500 Index Fund

The investment objective of the S&P 500 Index Fund is growth of capital and accumulation of income that corresponds to the investment return of the Standard and Poor’s 500 Composite Stock Index (the “Index”). The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in securities of companies contained in the Index, measured at the time of investment.

Value Equity Fund

The investment objective of the Value Equity Fund is long-term growth of capital and future income. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities, measured at the time of investment. The Fund may invest in securities of large capitalization companies that GE Asset Management Incorporated (“GEAM”), the Fund’s Investment Adviser, considers to be undervalued by the market. Undervalued securities are those selling for low prices given the fundamental characteristics of their issuers.

Mid-Cap Value Fund

The investment objective of the Mid-Cap Value Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of mid-cap companies, measured at the time of investment. The Fund may invest in companies that the portfolio manager believes are undervalued by the market and have above-average growth potential.

Small-Cap Value Fund

The investment objective of the Small-Cap Value Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of small-capitalization companies, measured at the time of investment. The Fund may invest in companies that the portfolio manager believes are undervalued by the market but have solid growth prospects and that are traded on U.S. securities exchanges or in the U.S. over-the-counter market. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000R Index.

International Fund

The investment objective of the International Fund is long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities, measured at the time of investment. The Fund may invest in securities of companies and governments located in developed and developing countries outside the United States. The Fund intends to position itself broadly among countries and, under normal circumstances, at least 65% of the Fund’s total assets will be invested in securities of issuers collectively in no fewer than three different countries other

3

than the United States. The International Fund, under normal market conditions, invests at least 65% of its assets in common stocks, preferred stocks, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by companies believed by GEAM to have a potential for superior growth in sales and earnings.

Premier Fund

The investment objective of the Premier Fund is long-term growth of capital and future income. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities, measured at the time of investment. The Fund may invest in large and medium-sized companies that have above-average growth histories and/or growth potential.

Income Fund

The investment objective of the Income Fund is maximum income consistent with prudent investment management and the preservation of capital. Capital appreciation with respect to the Fund’s portfolio securities may occur but is not an objective of the Fund. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a variety of fixed-income securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. This percentage limitation is measured at the time of investment. The Fund normally has a weighted average maturity of approximately five to ten years.

Strategic Investment Fund

The investment objective of the Strategic Investment Fund is maximum total return. The Fund seeks to achieve this objective by following an asset allocation strategy that provides diversification across a range of asset classes and contemplates shifts among them from time to time.

GEAM has broad latitude in selecting the classes of investments to which the Strategic Investment Fund’s assets are committed. Although the Fund has the authority to invest solely in equity securities, solely in debt securities, solely in money market instruments or in any combination of these classes of investments, GEAM anticipates that at most times the Fund will be invested in a combination of equity and debt instruments.

Money Market Fund

The investment objective of the Money Market Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the following types of U.S. dollar denominated, short-term money market instruments: (i) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“Government Securities”); (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers; (iii) commercial paper

4

and notes, including those with floating or variable rates of interest; (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; (vi) debt securities issued by foreign issuers; and (vii) repurchase agreements. This percentage limitation is measured at the time of investment.

High Yield Fund

The investment objective of the High Yield Fund is to maximize total return, consistent with the preservation of capital and prudent investment management. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in high yield securities (including bonds rated below investment grade, sometimes called “junk bonds”). This percentage limitation is measured at the time of investment.

Small-Cap Growth Equity Fund

The investment objective of the Small-Cap Growth Equity Fund is long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of small-capitalization companies, measured at the time of investment. The Fund may invest in companies that GEAM believes have the potential for above-average growth.

* * *

Supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies is provided below. Unless otherwise indicated, all Funds are permitted to engage in the following investment strategies and techniques. The Funds are not obligated to pursue the following strategies or techniques and do not represent that these strategies or techniques are available now or will be available at any time in the future. A Fund will not purchase all of the following types of securities or employ all of the following strategies unless doing so is consistent with its investment objective.

The following table summarizes the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GEAM. Percentage figures refer to the percentage of a Fund’s assets that may be invested in accordance with the indicated techniques.

5

	Borrowing	Repurchase Agreements	Reverse Repurchase Agreements	Restricted and Illiquid Securities	Structured and Indexed Securities	Purchasing and Writing Securities Options	Purchasing and Writing Securities Index Options
U.S. Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
S&P 500 Index Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
Value Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
Mid-Cap Value Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes
Small-Cap Value Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
International Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
Premier Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
Income Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes
Strategic Investment Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes
Money Market Fund	33 1/3%	Yes	Yes	No	No	No	No

6

	Futures and Options on Futures	Forward Currency Transactions	Options on Foreign Currencies	Maximum Investment in Debt Securities	Maximum Investment in Below-Investment Grade Debt Securities	Maximum Investment in Foreign Securities	When-Issued and Delayed Delivery Securities
U.S. Equity Fund	Yes	Yes	Yes	20%	5%	15%*	Yes

S&P 500 Index Fund	Yes	Yes	Yes	20%	5%	35%*	Yes

Value Equity Fund	Yes	Yes	Yes	20%	5%	25%*	Yes

Mid-Cap Value Fund	Yes	Yes	Yes	20%	15% in securities rated BBB or below by S&P or Baa or below by Moody’s or equivalent	15%*	Yes

Small-Cap Value Fund	No	No	No	20%	10%	10%*	Yes

International Fund	Yes	Yes	Yes	20%	5%	100%	Yes

Premier Fund	Yes	Yes	No	20%	5%	25%*	Yes

Income Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	10% in BB or B by S&P or Ba or B by Moody’s or equivalent	35%*	Yes

Strategic Investment Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	10% in BB or B by S&P or Ba or B by Moody’s or equivalent	30%*	Yes

Money Market Fund	No	No	No	100%	None	25%*	Yes

*	This limitation excludes ADRs, and securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq Small-Cap Market.

7

	Lending Portfolio Securities	Rule 144A Securities	Debt Obligations of Supranational Agencies	Depositary Receipts	Securities of Other Investment Funds	Municipal Leases	Floating and Variable Rate Instruments	Participation Interests in Municipal Obligations
U.S. Equity Fund	Yes	Yes	Yes	Yes	No	No	No*	No
S&P 500 Index Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Value Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Mid-Cap Value Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Small-Cap Value Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
International Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Premier Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Income Fund	Yes	Yes	Yes	Yes	Yes	No	Yes	No
Strategic Investment Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Money Market Fund	Yes	Yes	Yes	No	No	No	Yes	No

*	Excludes commercial paper and notes with variable and floating rates of interest.

8

	Zero Coupon Obligations	Municipal Obligations Components	Custodial Receipts on Municipal Obligations	Mortgage Related Securities, including CMOs	Government Stripped Mortgage Related Securities	Asset-Backed Securities and Receivable- Backed Securities	Mortgage Dollar Rolls	Short Sales Against the Box
U.S. Equity Fund	Yes	No	No	Yes	No	No	No	No
S&P 500 Index Fund	No	No	No	Yes	No	No	No	No
Value Equity Fund	No	No	No	Yes	No	No	No	Yes
Mid-Cap Value Fund	Yes	No	No	Yes	No	No	No	Yes
Small-Cap Value Fund	No	No	No	Yes	No	No	No	Yes
International Fund	No	No	No	Yes	No	No	No	Yes
Premier Fund	No	No	No	Yes	No	No	No	No
Income Fund	Yes	No	No	Yes	Yes	Yes	Yes	No
Strategic Investment Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	No
Money Market Fund	No	No	No	Yes	No	Yes	No	No

9

Money Market Fund Investments. The Money Market Fund limits its portfolio investments to securities that the Trust’s Board of Trustees determines present minimal credit risk and that are “Eligible Securities” at the time of acquisition by the Fund. “Eligible Securities” means securities rated by the requisite nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. “Requisite NRSROs” means (i) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or (ii) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, five organizations are NRSROs: S&P, Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Service, Inc. and Dominion Bank Ratings Service Limited. A discussion of the ratings categories is contained in the appendix to this SAI. By limiting its investments to Eligible Securities, the Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

The Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for Government Securities and except to the extent permitted under rules adopted by the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). In addition, the Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest short-term rating for debt obligations and comparable unrated securities (collectively, “Second Tier Securities”), and may not invest more than the greater of $1,000,000 or 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but not more than 25%) of the then-current value of the Fund’s total assets in the securities of a single issuer for a period of up to three business days, so long as (i) the securities either are rated by the requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (ii) the Fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by GEAM in accordance with procedures established by the Trust’s Board of Trustees (the “Board”). The Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. Up to 25% of the Fund’s total assets may be invested in foreign debt securities, excluding, for purposes of this limitation, ADRs, and securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq SmallCap Market. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The assets of the Fund are valued on the basis of amortized cost, as described below under “Net Asset Value.” The Fund also may hold liquid Rule 144A Securities (see “Restricted and Other Illiquid Securities”).

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Money Market Instruments. The types of money market instruments in which each Fund, other than the Money Market Fund, may invest directly or indirectly through its investment in the GEI Short-Term Investment Fund (the “Investment Fund”), described below, are as follows: (i) Government Securities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements.

Each Fund, other than the Money Market Fund, may also invest in the Investment Fund, an investment fund created specifically to serve as a vehicle for the collective investment of cash balances of the Funds (other than the Money Market Fund) and other accounts advised by GEAM. The Investment Fund invests exclusively in the money market instruments described in (i) through (vii) above. The Investment Fund is advised by GE Asset Management. No advisory fee is charged by GEAM to the Investment Fund, nor will a Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the Investment Fund. Each Fund, other than the Money Market Fund, may invest up to 25% of its assets in the Investment Fund.

Each of the Funds may invest in the following types of Government Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“FNMA”), Federal Deposit Insurance Corporation, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States, whereas other Government Securities that may be held by the Funds are supported by the right of the issuer to borrow from the U.S. Treasury or are supported solely by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by an instrumentality of the U.S. Government only if the Investment Manager2 determines that the instrumentality’s credit risk does not make its securities unsuitable for investment by the Fund.

2 As used in this SAI, the term “Investment Manager” shall refer to GE Asset Management, the Funds’ investment adviser and administrator, Palisade Capital Management, L.L.C., the sub-investment adviser to the Small-Cap Value Fund, and SSgA Funds Management, Inc., the investment sub-adviser to the S&P 500 Index Fund as applicable.

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Each Fund, other than the Money Market Fund, may invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities. Money market instruments held by a Fund, other than the Money Market Fund, may be rated no lower than A-2 by S&P or Prime-2 by Moody’s or the equivalent from another NRSRO, or if unrated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. A description of the rating systems of Moody’s and S&P is contained in the Appendix. At no time will the investments of a Fund, other than the Money Market Fund, in bank obligations, including time deposits, exceed 25% of the value of the Fund’s assets.

Temporary Defensive Positions. During periods when the Investment Manager believes there are unstable market, economic, political or currency conditions domestically or abroad, the Investment Manager may assume, on behalf of a Fund, other than the S&P 500 Index Fund, a temporary defensive posture and (i) without limitation hold cash and/or invest in money market instruments, or (ii) restrict the securities markets in which the Fund’s assets will be invested by investing those assets in securities markets deemed by the Investment Manager to be conservative in light of the Fund’s investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash and/or money market instruments for cash management purposes, pending investment in accordance with the Fund’s investment objective and policies and to meet operating expenses. To the extent that a Fund, other than the Money Market Fund, holds cash or invests in money market instruments, it may not achieve its investment objective. For temporary defensive purposes, the Premier Growth Equity Fund may invest in fixed income securities without limitation.

Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (“FDIC”). Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (i) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

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Debt Instruments. A debt instrument held by a Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund’s yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund’s current yield. In periods of rising interest rates, the opposite result can be expected to occur.

Ratings as Investment Criteria. The ratings of NRSROs such as S&P or Moody’s represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the Investment Manager as initial criteria for the selection of portfolio securities on behalf of the Funds, the Investment Manager also relies upon its own analysis to evaluate potential investments.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although neither event will require the sale of the securities by a Fund, other than the Money Market Fund, the Investment Manager will consider the event in its determination of whether the Fund should continue to hold the securities. In the event the rating of a security held by the Money Market Fund falls below the minimum acceptable rating or the issuer of the security defaults, the Money Market Fund will dispose of the security as soon as practicable, consistent with achieving an orderly disposition of the security, unless the Board determines that disposal of the security would not be in the best interests of the Money Market Fund. To the extent that an NRSRO’s ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

Certain Investment-Grade Debt Obligations. Although obligations rated BBB by S&P or Baa by Moody’s are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody’s are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

Below Investment-Grade Debt Securities. Certain Funds are authorized to invest in securities rated lower than investment grade (sometimes referred to as “junk bonds”). Below investment-grade and comparable unrated securities (collectively referred to as “low-rated” securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions,

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and are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

The market values of certain low-rated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because low-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated securities may diminish the Trust’s ability to obtain accurate market quotations for purposes of valuing the securities held by a Fund and calculating the Fund’s net asset value.

Repurchase Agreements and Reverse Repurchase Agreements. Each Fund may engage in repurchase agreement transactions with respect to instruments in which the Fund is authorized to invest. The Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York’s list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the1940 Act, a Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the securities underlying a repurchase agreement of a Fund are monitored on an ongoing basis by the Investment Manager to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Investment Manager also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements.

Each Fund may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Fund’s securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a Fund’s obligations with respect to reverse repurchase agreements are segregated and maintained with the Trust’s custodian or a designated sub-custodian.

A Fund entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The Fund will, in particular, be

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subject to the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Restricted and Other Illiquid Securities. Each Fund, other than the Money Market Fund, may invest up to 10% of its assets in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, Rule 144A Securities that have been determined to be liquid by the Board based upon the trading markets for the securities. In addition, each Fund, other than the Money Market Fund, may invest up to 15% of its assets in “illiquid securities”; the Money Market Fund may not, under any circumstance, invest in illiquid securities. Illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities that are held by a Fund may take the form of options traded over-the-counter, repurchase agreements maturing in more than seven days, certain mortgage related securities and securities subject to restrictions on resale that the Investment Manager has determined are not liquid under guidelines established by the Board.

Restricted securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. A Fund’s investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the Investment Manager deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Rule 144A Securities. Each of the Funds may purchase Rule 144A Securities. Certain Rule 144A Securities may be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid securities, unless the Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A Securities. A Fund’s purchase of Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities held by the Fund. The Board has established standards and procedures for determining the liquidity of a Rule 144A Security and monitors the Investment Manager’s implementation of the standards and procedures.

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When-Issued and Delayed-Delivery Securities. To secure prices or yields deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Fund, however, prior to the actual delivery by and payment to the other party to the transaction. Each Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a “when, as and if issued” basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each Fund’s when-issued or delayed-delivery purchase commitments will be segregated with the Trust’s custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a Fund’s net asset value.

When a Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Funds’ incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Warrants. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by a Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Fund’s net assets. The Money Market Fund may not invest in any form of warrants. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

Smaller Capitalization Companies. Investing in securities of small- and medium-capitalization companies may involve greater risks than investing in larger, more established issuers. Such smaller capitalization companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established issuers. As a result, the prices of securities of smaller capitalization companies may fluctuate to a greater degree than the prices of securities of other issuers. Although investing in

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securities of smaller capitalization companies offers potential for above-average returns, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

Foreign Securities. Investing in securities issued by foreign companies and governments, including securities issued in the form of depositary receipts, involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and U.S. corporations. Less information may be available about foreign companies than about U.S. companies, and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, limitations on the use or removal of funds or other assets (including the withholding of dividends), and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.

Depositary Receipts. Certain Funds may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. Each of these Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

Currency Exchange Rates. A Fund’s share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund’s portfolio investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

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Developing Countries. Investing in securities issued by companies located in developing countries involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing countries that may affect investment in their markets include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies located in developing countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Lending Portfolio Securities. Each Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 30% of a Fund’s assets taken at value. The Fund’s loans of securities will be collateralized by cash, letters of credit or Government Securities. The Fund will retain the right to all interest and dividends payable with respect to the loaned securities. If a Fund lends its portfolio securities, it may charge the borrower a negotiated fee and retain the ability to terminate the loan at any time. Cash or instruments collateralizing a Fund’s loans of securities are segregated and maintained at all times with the Trust’s custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, a Fund will be subject to risks, including the potential inability to recall the loaned securities should the borrower fail financially and the possible loss in market value of the collateral.

If a Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive a fee on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value of the loaned securities; and (v) the Fund may pay only reasonable custodian fees in connection with the loan. When securities are loaned, voting rights typically pass to the borrower. However, if a member of the proxy committee determines that a proxy vote is materially important to the shareholders of the Trust and where it is feasible to recall the securities on a timely basis, GEAM may use its reasonable efforts to recall the loaned securities. GEAM disclaims any responsibility for its inability to vote on proposals where, despite its reasonable efforts, it could not successfully recall the loaned securities before the record date and/or the deadline for voting, as applicable. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a “finder.”

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Securities of Other Investment Companies. Certain Funds may invest in investment funds that invest principally in securities in which the Fund is authorized to invest. Currently, under the 1940 Act, a Fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. Investments by a Fund (other than the Money Market Fund) in the Investment Fund are not considered an investment in another investment company for purposes of this restriction. To the extent a Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees.

Purchasing Put and Call Options on Securities. Each Fund, other than the Money Market Fund, may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by a Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a Fund. In addition, the premiums paid by a Fund in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the Fund’s net assets.

Covered Option Writing. Each Fund, other than the Money Market Fund, may write covered put and call options on securities. A Fund will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

The Funds with option-writing authority will write only options that are covered. A call option written by a Fund will be deemed covered (i) if the Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (ii) if the Fund holds a call at the same exercise price for the same exercise period and on the same securities as

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the call written, (iii) in the case of a call option on a stock index, if the Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (iv) if at the time the call is written, an amount of cash, Government Securities or other liquid assets equal to the fluctuating market value of the optioned securities is segregated with the Trust’s custodian or with a designated sub-custodian. A put option will be deemed covered (i) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Trust’s custodian or with a designated sub-custodian, or (ii) if the Fund continues to own an equivalent number of puts of the same “series” (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same “class” (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Trust’s custodian or with a designated sub-custodian).

The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.

So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) and of the securities exchange on which the option is written.

A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an

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underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option’s expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder’s exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Funds are expected to purchase only call or put options issued by the Clearing Corporation. The Investment Manager expects that the Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Funds in the over-the-counter market.

A Fund may realize a profit or loss upon entering into closing transactions. When a Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and the NASD, Inc. and by requirements of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio’s position being offset by a loss on the hedge position.

A Fund will engage in hedging transactions only when deemed advisable by the Investment Manager. Successful use by a Fund of options will depend on the Investment Manager’s ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance.

Securities Index Options. In seeking to hedge all or a portion of its investments, each Fund, other than the Money Market Fund, may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the Fund’s portfolio. The Funds with such option writing authority may write only covered options. A Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

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A securities index option written by a Fund will be deemed covered in any manner permitted under the 1940 Act or the rules and regulations thereunder or any other method determined by the SEC to be permissible.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder’s right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A Fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indices is subject to the Investment Manager’s ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

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Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Investment Manager desires that a Fund engage in such a transaction.

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Over-the-Counter (“OTC”) Options. Certain Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from which it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer that issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers that will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund’s ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

Futures and Options on Futures. Certain Funds may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the Commodity Futures Trading Commission or in the over-the-counter market. If entered into, these transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved. No Fund will enter into a transaction involving futures and options on futures for speculative purposes.

An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures

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contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

The Commodity Futures Trading Commission (“CFTC”) recently eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment manager to the registered investment company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Funds, the Investment Manager has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, the Funds are no longer restricted in their ability to enter into futures transactions and options thereon under CFTC regulations. The Funds, however, continue to have policies with respect to futures and options thereon as set forth herein. The current view of the staff of the SEC is that a Fund’s long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the Trust’s custodian or a designated sub-custodian or “covered” in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

No consideration is paid or received by a Fund upon trading a futures contract. Upon entering into a futures contract, cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount will be segregated with the Trust’s custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Trust intends that the Funds enter into futures contracts only if an active market exists for the contracts, no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions

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and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margins requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Fund holding the options.

The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance.

Although the Trust intends that the Funds enter into futures contracts only if an active market exists for the contracts, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered and no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contracts.

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Forward Currency Transactions. Certain Funds may hold currencies to meet settlement requirements for foreign securities and each Fund, other than the Premier Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, and the Money Market Fund, may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund’s securities are or may be denominated. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. No Fund will enter into forward currency transactions for speculative purposes. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

Forward currency contracts are agreements to exchange one currency for another at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into the contract. Forward currency contracts (i) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. A Fund, however, may enter into forward currency contracts requiring deposits or involving the payment of commissions. The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. To assure that a Fund’s forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with the Trust’s custodian or a designated sub-custodian in an amount at all times equal to or exceeding the Fund’s commitment with respect to the contracts.

Upon maturity of a forward currency contract, a Fund may (i) pay for and receive the underlying currency, (ii) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (iii) negotiate with the dealer to terminate the forward contract into an offset with the currency trader providing for the Fund’s paying or receiving the difference between the exchange rate fixed in the contract and the then current exchange rate. The Trust may also be able to negotiate such an offset on behalf of a Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a Fund.

In hedging a specific portfolio position, a Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by the Investment Manager. A Fund’s exposure with respect to forward currency contracts is limited to the amount of the Fund’s aggregate investments in instruments denominated in foreign currencies.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations

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in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

In entering into forward currency contracts, a Fund will be subject to a number of risks and special considerations. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the Investment Manager’s special skills and experience with respect to those instruments and will usually depend upon the Investment Manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect. Although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

The ability to dispose of a Fund’s positions in forward currency contracts depends on the availability of active markets in those instruments, and the Investment Manager cannot predict the amount of trading interest that may exist in the future in forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that a Fund will be able to utilize these contracts effectively for the intended purposes.

Options on Foreign Currencies. Certain Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by the Fund. The Funds with such option writing authority may write only covered options. No Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by a Fund are traded on U.S. or foreign exchanges or in the OTC market.

Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will

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be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counterparty default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund’s position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies may be traded on foreign exchanges that are not regulated by the SEC or the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability of data on which to make trading decisions than in the United States, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.

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Interest Rate Swaps and Currency Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Since currency swaps and interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap positions entered into for hedging purposes. The use of interest rate and currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if swaps were not used.

Structured and Indexed Securities. Certain Funds may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators (“reference instruments”). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security’s issuer, the Funds will bear the market risk of the reference instrument.

Mortgage Related Securities. Certain Funds may invest in mortgage related securities which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government sponsored organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

The average maturity of pass-through pools of mortgage related securities in which certain of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith

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and credit of the United States. Issuers include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a stockholder-owned corporation chartered by Congress, which is subject to general regulation by the Secretary of Housing and Urban Development. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The Investment Manager assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities in these Funds. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of these Funds. Because prepayments of principal generally occur when interest rates are declining, a Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund’s yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that these Funds purchase mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

Adjustable rate mortgage related securities (“ARMs”) have interest rates that reset at periodic intervals, thereby allowing certain Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Funds generally will be able to reinvest these amounts in securities with a higher current rate of return. None of these Funds, however, will benefit from

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increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or “caps”) for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Funds’ net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

Collateralized mortgage related securities (“CMOs”) are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which these Funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Investment Manager, each of these Funds limits its investments in these securities, together with other illiquid instruments, to not more than 15% of the value of its net assets.

Supranational Agencies. Each Fund may invest up to 10% of its assets in debt obligations of supranational agencies such as: the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is a twelve-nation organization engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

Municipal Obligations. The term “Municipal Obligations” as used in the Prospectuses and this SAI means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for regular Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer.

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Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Trust nor the Investment Manager will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel.

Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of Municipal Obligations also may be affected by changes in the credit rating or financial condition of the issuing entities.

Tax legislation may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Trust nor the Investment Manager can predict with certainty the effect of tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Fund. In addition, neither the Trust nor the Investment Manager can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Trust monitors legislative developments and considers whether changes in the objective or policies of a Fund need to be made in response to those developments. If legislation were enacted that would treat a type of Municipal Obligation as taxable for Federal income tax purposes, the Trust would treat the security as a permissible taxable money market instrument for the Fund within the applicable limits set forth in the Prospectuses.

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Municipal Obligation Components. Certain Funds may invest in Municipal Obligations the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the “Auction Component”) pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the “Residual Component”) pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. A Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component’s rate increases and decrease as the Auction Component’s rate increases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

Municipal Leases. Municipal leases are Municipal Obligations that may take the form of a lease or an installment purchase contract issued by state and local governmental authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from regular Federal income taxes. Although municipal lease obligations do not normally constitute general obligations of the municipality, a lease obligation is ordinarily backed by the municipality’s agreement to make the payments due under the lease obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with Municipal Obligations. These obligations frequently contain “non-appropriation” clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with other Municipal Obligations. Some municipal lease obligations may be, and could become, illiquid. Moreover, although municipal leases will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove to be difficult.

Municipal lease obligations may be deemed to be illiquid as determined by or in accordance with methods adopted by the Board. In determining the liquidity and appropriate valuation of a municipal lease obligation, the following factors relating to the security are considered, among others: (i) the frequency of trades and quotes; (ii) the number of dealers willing to purchase or sell the security; (iii) the willingness of dealers to undertake to make a market; (iv) the nature of the marketplace trades; and (v) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

Municipal leases held by a Fund will be considered illiquid securities unless the Board determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease

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with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the Investment Manager to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the Investment Manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

Municipal leases that a Fund may acquire will be both rated and unrated. Rated leases that may be held by a Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. A Fund may acquire unrated issues that the Investment Manager deems to be comparable in quality to rated issues in which a Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Board.

To limit the risks associated with municipal leases, a Fund will invest no more than 5% of its total assets in those leases. In addition, a Fund will purchase lease obligations that contain non-appropriation clauses when the lease payments will commence amortization of principal at an early date resulting in an average life of five years or less for the lease obligation.

Floating and Variable Rate Instruments. Certain Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Certain Funds may purchase floating and variable rate demand bonds and notes, which are debt securities ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand

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notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a Fund’s right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Fund will meet the quality criteria established by the Investment Manager for the purchase of debt securities. The Investment Manager considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund’s portfolio.

Participation Interests. Certain Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. A Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Fund’s participation interest in the Municipal Obligation, plus accrued interest. The Trust intends that a Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. A Fund will invest no more than 5% of the value of its total assets in participation interests.

Zero Coupon Obligations. Certain Funds may invest in zero coupon obligations. Zero coupon obligations generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Funds will receive no payments on its zero coupon obligations prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent these Funds are required to liquidate thinly traded securities, the Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by

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these Funds to pay distributions, each of those Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

The Strategic Investment Fund and the High Yield Fund may each invest up to 10% of its assets in zero coupon obligations. Zero coupon obligations are generally divided into two categories: “Pure Zero Obligations,” which are those that pay no interest for their entire life, and “Zero/Fixed Obligations,” which pay no interest for some initial period and thereafter pay interest currently. In the case of a Pure Zero Obligation, the failure to pay interest currently may result from the obligation’s having no stated interest rate, in which case the obligation pays only principal at maturity and is sold at a discount from its stated principal. A Pure Zero Obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the life or payment deferral period of the obligation.

Custodial Receipts. Certain Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon obligations described above. Although under the terms of a custodial receipt a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

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Government Stripped Mortgage Related Securities. Certain Funds may invest in government stripped mortgage related securities issued and guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions (“principal only” or “PO”) or interest distributions (“interest only” or “IO”) on mortgage related certificates issued by GNMA, FNMA or FHLMC. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. These Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Investment Manager believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Funds.

Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to prepayment on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO government stripped mortgage related securities and increasing the yield to maturity on PO government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Funds’ not fully recovering their initial investment in an IO government stripped mortgage related security. The sensitivity of an IO security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of the characteristics of the principal portion to which they relate. Government stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. No assurance can be given that these Funds will be able to effect a trade of a government stripped mortgage related security at a desired time. These Funds will acquire government stripped mortgage related securities only if a secondary market for the securities exists at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board, the Trust treats government stripped mortgage related securities as illiquid and will limit each of these Funds’ investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

Asset-Backed and Receivable-Backed Securities. Certain Funds may invest in asset-backed and receivable-backed securities. To date, several types of asset-backed and receivable-backed securities have been offered to investors including “Certificates for Automobile Receivables” (“CARsSM”) and interests in pools of credit card receivables. CARsSM represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARsSM are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

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An investor’s return on CARsSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, these Funds may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the availability of deficiency judgments following these sales, depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted. Consistent with each of these Funds’ investment objective and policies and subject to the review and approval of the Board, these Funds may also invest in other types of asset-backed and receivable-backed securities.

Mortgage Dollar Rolls. Certain Funds may, with respect to up to 33 1/3% of their total assets, enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any proceeds received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

For financial reporting and tax purposes, each of these Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Short Sales Against the Box. Certain Funds may sell securities “short against the box.” Whereas a short sale is the sale of a security a Fund does not own, a short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

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WEBs and Other Index-related Securities. Certain Funds may invest in exchange-traded funds, which are baskets of securities designed to generally track an index or a foreign market, such as IShares or Standard & Poor’s Depositary Receipts (“SPDRs”). These securities are considered to be investment companies for purposes of the Funds’ investment limitations.

INVESTMENT RESTRICTIONS

Each Fund is subject to fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, fundamental investment policies and limitations may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

The following policies and limitations supplement those described in the Prospectuses and this SAI. Investment restrictions numbered 1 through 12 below have been adopted by the Trust as fundamental policies of all of the Funds. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Investment restrictions 13 through 15 may be changed by a vote of the Board of Trustees at any time.

1. No Fund may borrow money, except that a Fund may enter into reverse repurchase agreements and except that each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings of 5% or more of a Fund’s total assets are outstanding, including reverse repurchase agreements, the Fund will not make any additional investments.

2. No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending portfolio securities in an amount not to exceed 30% of the Fund’s total assets taken at market value, (c) entering into repurchase agreements, (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

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3. No Fund may purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Fund’s total assets would be invested in the securities of the issuer, except that (a) up to 25% of the value of the total assets of each non-money market Fund may be invested without regard to this limitation, and (b) the Money Market Fund may hold more than 5% of its total assets in the securities of an issuer to the extent permitted by Rule 2a-7 under the 1940 Act. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

4. No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund’s investments in Government Securities and (b) up to 25% of the value of the assets of a non-money market Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

5. No Fund may invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government and (b) all supranational organizations. In addition, securities held by the Money Market Fund that are issued by domestic banks are excluded from this restriction. However, each foreign country’s banks are regarded as a separate industry.

6. No Fund may underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

7. No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer’s obligations in the event of a default by that issuer.

8. No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

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9. No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by a Fund.

10. No Fund may invest in commodities, except that each non-money market Fund may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forward, futures and options contracts) as described in this SAI and in each Prospectus.

11. No Fund may invest in companies for the purpose of exercising control or management.

12. No Fund may issue senior securities except as otherwise permitted by the 1940 Act and as otherwise permitted herein.

13. No Fund may purchase illiquid securities if more than 15% of the net assets of the Fund would be invested in illiquid securities; the Money Market Fund will not purchase illiquid securities. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

14. No Fund may purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), that have been determined to be liquid by the Board based upon the trading markets for the securities.

15. Each of the Funds, with the exception of the Strategic Investment Fund, invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the type of investments implied by its name. Each of the Funds will provide shareholders at least 60 days prior notice before changing this non-fundamental policy.

Notes to Investment Restrictions

The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of investment restriction number 5, the Trust may use the industry classifications reflected by the S&P 500 Composite Stock Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

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PORTFOLIO TRANSACTIONS AND TURNOVER

Decisions to buy and sell securities for each Fund are made by the Investment Manager, subject to review by the Board. Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On many foreign exchanges, commissions are fixed and may be higher than for securities traded on U.S. exchanges. Generally, no stated commissions are applicable to securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters include an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. Government Securities generally will be purchased on behalf of a Fund from underwriters or dealers, although certain newly issued Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

The following table shows the total amount of brokerage commissions paid by certain Funds over the past three fiscal years. Variations in the amount of brokerage commissions paid by a Fund from year to year may result from changing asset levels.

Fund	Total Commissions for Fiscal Year Ended September 30, 2003	Total Commissions for Fiscal Year Ended September 30, 2002	Total Commissions for Fiscal Period Ended September 30, 2001
U.S. Equity Fund	$272,867	$290,681	$325,500
S&P 500 Index Fund	$12,714	$36,193	$22,267
Premier Fund	$177,991	$116,904	$209,649
Value Equity Fund	$113,487	$115,893	$145,289
Mid-Cap Value Fund	$16,974	$21,010	$47,278
Small-Cap Value Fund	$531,891	$170,405	$181,447
International Fund	$541,313	$544,080	$588,448
Strategic Investment Fund	$55,235	$26,562	$5,271

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In selecting brokers or dealers to execute securities transactions on behalf of a Fund, the Investment Manager seeks the most favorable terms available under the circumstances (“best execution”). In assessing the overall terms available to ensure best execution for any transaction, the Investment Manager considers factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

In addition, the investment advisory agreement between the Trust and GEAM relating to each Fund authorizes the Investment Manager, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Investment Manager or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund’s receiving brokerage and research services. Such services include analyses and reports regarding issuers, industries, economic trends, portfolio strategy, and may effect securities transactions and perform certain functions related thereto. In addition, such services may include advice concerning the advisability of investing in, purchasing or selling securities and the availability of particular securities or buyers or sellers of securities. The research services received from broker-dealers that execute transactions on behalf of a Fund may be useful to the Investment Manager in servicing that Fund as well as all of the Investment Manager’s accounts and not all of these services may be used in connection with the particular Fund or Funds generating the commissions. Consistent with limits established by Federal securities laws, a Fund may pay a broker-dealer commissions for agency transactions that exceed the amount of commissions charged by other broker-dealers in recognition of their research and brokerage services. In addition, subject to the overall policy of best execution, the Investment Manager may consider sales of Fund shares in selecting brokers or dealers to execute securities transactions on behalf of a Fund.

The following table shows the dollar amount of brokerage commissions paid to firms that provided research and brokerage services and the approximate dollar amount of transactions involved during the fiscal year ended September 30, 2003. Funds that are not listed paid no brokerage commissions to firms that provided such services.

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Fund	Commissions Paid to Firms for Brokerage and Research Services	Total Amount of Transactions to Firms for Brokerage and Research Services
U.S. Equity Fund	$38,935	$26,153,119
Premier Fund	$20,542	$10,418,519
Value Equity Fund	$17,878	$11,535,719
Mid-Cap Value Fund	$2,868	$1,750,191
Small-Cap Value Fund	$13,693	$3,695,656
International Fund	$92,909	$48,619,442
Strategic Investment Fund	$3,184	$2,442,230

The Board periodically reviews the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including Government Securities, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or the Investment Manager is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC.

The Investment Manager may select broker-dealers that are affiliated with the Trust or the Investment Manager. All brokerage transaction commissions paid to affiliates will be fair and reasonable. The Board has determined that, to the extent consistent with applicable provisions of the 1940 Act and rules thereunder and procedures adopted by the Board, transactions for a Fund may be executed through the Distributor, if, in the judgment of the Investment Manager, the use of the Distributor is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the Distributor charges the Fund a fair and reasonable rate consistent with that payable by the Fund to other broker-dealers on comparable transactions. Under rules adopted by the SEC, the Distributor generally may not execute transactions for a Fund on the floor of any national securities exchange, but may effect transactions by transmitting orders for execution providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with the Distributor. The Distributor will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation that it receives from a Fund.

The Funds, other than Small-Cap Value Fund, did not pay any brokerage commissions to affiliated brokers during the previous three fiscal years. With respect to the Small-Cap Value Fund, brokerage commission payments were made to Palisade Capital Securities, L.L.C., an affiliate of the Small-Cap Value Funds’ sub-adviser, for the fiscal years ended September 30, 2003, 2002 and 2001, in the amount of $169,870, $75,762 and $48,055, respectively. In addition, for the 2003 fiscal year, Small-Cap Value Fund paid 32.51% of its brokerage commissions to Palisade Capital Securities and Palisade executed 32.24% of the total dollar amount of the Fund’s transactions involving the payment of commissions.

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Certain of the Funds’ investment strategies may result in a Fund having a higher portfolio turnover rate. Higher portfolio turnover may cause a Fund to experience increased transaction costs, brokerage expenses and other acquisition costs, and shareholders to incur increased taxes on their investment in a Fund. The Investment Manager does not consider portfolio turnover rate a limiting factor in making investment decisions on behalf of any Fund consistent with the Fund’s investment objective and policies. Variations in portfolio turnover rates may be due to fluctuations in shareholder purchase, exchange and redemption transactions, market conditions or changes in the Investment Manager’s outlook. The Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the Fund experiencing high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, however, this type of trading by the Money Market Fund will not result in the Fund paying higher brokerage commissions.

The following table provides the portfolio turnover rates for each of the Funds over the past two fiscal years.

Fund	Portfolio Turnover for Fiscal Year ended September 30, 2003	Portfolio Turnover for Fiscal Year ended September 30, 2002
U.S. Equity Fund	27%	51%
S&P 500 Index Fund	16%	59%
Mid-Cap Value Fund	22%	36%
Small-Cap Value Fund	111%	145%
International Fund	42%	40%
Income Fund	354%	332%
Value Equity Fund	35%	36%
Premier Fund	20%	23%
Strategic Investment Fund	145%	86%
Money Market Fund	N/A	N/A

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MANAGEMENT OF THE TRUST

Trustees and Officers

The Board of Trustees oversees the business affairs of the Trust. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Funds, including agreements with the Funds’ investment adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Funds have been delegated to GEAM.

The name, address, positions held, principal occupation during the past five years, number of portfolios in fund complex overseen and other directorships held by each Trustee and executive officer who is an “interested person” (as defined in the 1940 Act) and each non-interested Trustee are shown below. The business address of each Trustee and executive officer who is an “interested person” is 3003 Summer Street, Stamford, Connecticut 06905.

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INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Michael J. Cosgrove 54	Chairman of the Board and President	Until successor is elected and qualified – 7 years	President, GE Asset Management Services division (“GEAMS”) of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company (“GE”), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988	51	Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of, GE Funds since 1993, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board of GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.) since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group, Inc., GE Financial Trust Company (formerly Centurion Trust Company), Centurion Financial Advisers, Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001.

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alan M. Lewis 57	Trustee and Executive Vice President	Until successor is elected and qualified – 7 years	Executive Vice President, General Counsel and Secretary of GEAM since 1987	51	Trustee and Executive Vice President of GE Funds since 1993 and GE LifeStyle Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Robert Herlihy 36	Treasurer	Until successor is elected and qualified – 2 years	Manager of Fund Administration at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP; from September 1998 to August 1999, a supervisor in the Investment Company Group at McGladrey & Pullen LLP; from June 1996 to September 1998, a manager of Audit Services at Condon O’Meara & Donnelly LLP; Treasurer of GE Funds, GE LifeStyle Funds, GE Investments Funds, Inc. since 1999; Assistant Treasurer of Elfun Funds and GE Savings & Security Funds since June 2002.	N/A	N/A

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Matthew J. Simpson 42	Vice President and Secretary	Until successor is elected and qualified – 7 years	Senior Vice President and General Counsel – Asset Management Services at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.	N/A	N/A

Jeanne M. LaPorta 38	Vice President & Assistant Secretary	Until successor is elected and qualified – less than one year	Vice President and Associate General Counsel – Asset Management Services at GEAM since May 1997, Vice President and Assistant Secretary of GE Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.	N/A	N/A

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NON-INTERESTED TRUSTEES

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

John R. Costantino c/o GEAM 3003 Summer St. Stamford, CT 06905 57	Trustee	Until successor is elected and qualified – 7 years	Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.	43	Trustee of GE Funds since 1993; Trustee of GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.), since December 2001.

William J. Lucas c/o GEAM 3003 Summer St. Stamford, CT 06905 56	Trustee	Until successor is elected and qualified – 7 years	Vice President and Treasurer of Fairfield University since 1983.	43	Trustee of GE Funds since 1993; Trustee of GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.), since December 2001.

Robert P. Quinn c/o GEAM 3003 Summer St. Stamford, CT 06905 67	Trustee	Until successor is elected and qualified – 7 years	Retired since 1983 from Salomon Brothers Inc.;	43	GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993; Trustee of GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.), since December 2001.

Each of Michael J. Cosgrove, Alan M. Lewis, Robert Herlihy, Matthew J. Simpson and Jeanne M. LaPorta are deemed “interested persons” by virtue of their status as directors, officers or employees of GEAM, GE Investment Distributors, Inc. (“GEID”) and/or GE.

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The non-interested trustees are members of the Fund’s Audit Committee. The Audit Committee evaluates and selects the Fund’s independent auditors. The Audit Committee meets with the Fund’s independent auditors to review the scope and cost of the Fund’s audit and reviews the report, addresses any issues with the independent auditors approves all significant services to be performed by the independent auditors and to consider the possible effect of such services on their independence. During the prior fiscal year, the Audit Committee held two meetings.

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Listed below for each Trustee is a dollar range of securities beneficially owned in the Fund together with the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustee in the GE Family of Funds as of December 31, 2003:

Name of Trustee	Dollar Range of Equity Securities in GE Institutional Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Michael J. Cosgrove	$ - 0 -	$10,001 - $50,000

Alan M. Lewis	$ - 0 -	Over $100,000

John R. Costantino	$ - 0 -	$50,001 - $100,000

William J. Lucas	$ - 0 -	$10,001 - $50,000

Robert P. Quinn	$ - 0 -	$ - 0 -

The following table lists for each non-interested Trustee and his immediate family members as of December 31, 2003, each class of securities owned beneficially or of record in GEAM and GEID or any entity directly or indirectly, controlling, controlled by, or under common control with GEAM or GEID, including the General Electric Company.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percent of Class

John R. Costantino		NONE

William J. Lucas		NONE

Robert P. Quinn		NONE

No employee of GE or any of its affiliates receives any compensation from the Trust for acting as a Trustee or officer of the Trust. Each Trustee of the Trust who is not a director, officer or employee of GEAM, GEID, GE, or any affiliate of those companies, receives an annual fee of $62,000 for services as Trustee in the GE Family of Funds. In addition, each Trustee receives: (i) $1,000 for attendance at each in person meeting; (ii) $250 for attendance at each telephonic meeting; and (iii) $500 for attendance at each audit committee meeting and is reimbursed for expenses incurred in connection with attendance at Board meetings.

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Trustees’ Compensation

(for the fiscal year ended September 30, 2003)

Name of Trustee	Total Compensation From the Trust	Total Compensation from Investment Companies Managed by GEAM

Michael J. Cosgrove	None	None+

Alan M. Lewis	None	None+

John R. Costantino	$16,948	$70,750++

William J. Lucas	$16,349	$68,250++

Robert P. Quinn	$16,349	$68,250++

+	As of September 30, 2003, Mr. Cosgrove and Mr. Lewis served as Trustee or Director of twelve investment companies advised by GEAM. They are considered to be interested persons of each investment company advised by GEAM, as defined under Section 2(a)(19) of the 1940 Act, and, accordingly, serve as Trustees thereof without compensation.
++	As of September 30, 2003, Messrs. Costantino, Lucas and Quinn served as Trustees or Directors of four investment companies advised by GEAM and the compensation is for their services as Trustees or Directors of these companies. As of September 30, 2003, Mr. Costantino also received a $2,500 annual fair valuation committee participation fee.

Investment Adviser and Administrator

GEAM serves as the Trust’s investment adviser and administrator. GEAM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is located at 3003 Summer Street, Stamford, Connecticut 06905. GEAM, which was formed under the laws of Delaware in 1988, is a wholly owned subsidiary of GE. GE is a highly diversified conglomerate comprised of 12 global manufacturing and service sector businesses. GE’s businesses include aircraft engines, appliances, capital services, lighting, medical systems, broadcasting, plastic manufacturing, power systems, electrical distribution and control systems, industrial control systems, information services and transportation systems. GEAM currently provides advisory services with respect to a number of other mutual funds and private institutional accounts. The professionals responsible for the investment operations of GE Asset Management provide investment advisory services with respect to GE’s pension and benefit plans and a number of funds offered exclusively to GE employees, retirees and certain related persons. These funds include the Elfun Family of Funds (the first of which, Elfun Trusts, was established in 1935) and the funds offered as part of GE’s 401(k) program (also known as the GE Savings and Security Program), which are referred to as the GE S&S Program Mutual Fund and the GE S&S Income Fund. The investment professionals at GE Asset Management and its predecessors have managed GE’s pension assets since 1927. As of December 31, 2003, GEAM had approximately $179 billion of assets under management, of which more than $12 billion was invested in mutual funds.

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Personnel of each of the Funds, GEAM, and GEID and the sub-advisers, are subject to a code of ethics, pursuant to Rule 17j-1 under the 1940 Act, which establishes procedures for personal investing and restricts certain transactions by persons subject to the code. Personnel subject to the code of ethics are permitted to invest in securities, including securities that may be purchased or held by a Fund, if they follow procedures outlined in the Code.

GE Asset Management Investment Advisory and Administration Agreements

The duties and responsibilities of GEAM are specified in investment advisory and administration agreements (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) between GEAM and the Trust on behalf of the respective Funds. Under each Advisory Agreement, GEAM, subject to the supervision of the Trust’s Board, provides a continuous investment program for the relevant Fund’s assets, including investment research and management. GEAM determines from time to time what investments are purchased, retained or sold by the Fund and places purchase and sale orders for the Fund’s investments. GEAM provides the Trust with all executive, administrative, clerical and other personnel necessary to operate each Fund, and pays salaries and other employment-related costs of employing these persons. GEAM furnishes the Trust and each Fund with office space, facilities, and equipment and pays the day-to-day expenses related to the operation of such space, facilities and equipment. GEAM, as administrator, also: (a) maintains the books and records of each Fund; (b) prepares reports to shareholders of each Fund; (c) prepares and files tax returns for each Fund; (d) assists with the preparation and filing of reports and the Trust’s registration statement with the SEC; (e) provides appropriate officers for the Trust; (f) provides administrative support necessary for the Board to conduct meetings; and (g) supervises and coordinates the activities of other service providers, including independent auditors, legal counsel, custodians, accounting service agents and transfer agents.

GEAM is generally responsible for employing sufficient staff and consulting with other persons that it determines to be necessary or useful in the performance of its obligations under each Advisory Agreement. Each Advisory Agreement obligates GEAM to provide services in accordance with the relevant Fund’s investment objective, policies and restrictions as stated in the Trust’s current registration statement, as amended from time to time, and to keep the Trust informed of developments materially affecting that Fund, including furnishing the Trust with whatever information and reports the Board reasonably requests.

Each Advisory Agreement provides that GEAM may render similar advisory and administrative services to other clients so long as when a Fund or any other client served by GEAM are prepared to invest in or desire to dispose of the same security, available investments or opportunities for sales will be allocated in a manner believed by GEAM to be equitable to the Fund. The Advisory Agreements also provide that GEAM shall not be liable for any error of judgment or mistake of law or for any loss incurred by a Fund in connection with GEAM’s services pursuant to the Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

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Each Fund is responsible for paying all of its expenses that are not assumed by GEAM pursuant to the Advisory Agreements. Such expenses include fees payable to the Trust’s independent Trustees, brokerage fees and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

Each Advisory Agreement is effective from its date of execution, and continues in effect for an initial two-year term and will continue from year to year thereafter so long as its continuance is approved annually by (a) the Board or (b) a vote of a majority of the relevant Fund’s outstanding voting securities, provided that in either event the continuance also is approved by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons, as such term is defined in the 1940 Act, of any party to the Agreement by a vote cast in person at meeting called for the purpose of voting on such approval.

Each Advisory Agreement is not assignable and may be terminated without penalty by either the Trust or GEAM upon no more than 60 days’ nor less than 30 days’ written notice to the other or by vote of holders of a majority of the relevant Fund’s outstanding voting securities.

The agreements governing the investment advisory services furnished to the Trust by GEAM provide that, if GEAM ceases to act as the investment adviser to the Trust, at GEAM’s request, the Trust’s license to use the initials “GE” will terminate and the Trust will change the name of the Trust and the Funds to a name not including the initials “GE”.

In considering whether to approve the investment advisory and sub-advisory agreements, the Board considered the advisory fee structure of each of the Funds in light of a variety of factors, including (a) the nature and quality of services provided to the Trust and a Fund and its shareholders; (b) the investment adviser’s costs in providing those services; (c) the economies of scale, if any, realized by the investment adviser; (d) the advisory fees compared to other similar mutual funds; and (e) other benefits derived in connection with the investment adviser’s (or sub-adviser’s) relationship with the Trust or a Fund.

As part of its consideration of the quality of services provided to the Trust and shareholders by the adviser and sub-advisers, the Board reviewed the relative performance of each of the Funds. The Board also reviewed the profitability of the adviser with respect to each of the Funds and on an aggregate basis, and considered that the adviser’s profits were reasonable in relation to its costs.

As part of its consideration of economies of scale and advisory fees, the Board also considered the expense ratios of the Funds and the costs incurred by the adviser as a result of any voluntary expense limitations imposed by the adviser. In comparing the expense ratio of each of the Funds to other mutual funds, the Board took into account that the expense ratios compared favorably to those of other funds.

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Investment Advisory Fees

For its services to each Fund of the Trust, GEAM receives a monthly advisory and administrative fee. The fee is deducted daily from the assets of each of the Funds and paid to GEAM monthly. The advisory and administration fee for each Fund, except the S&P 500 Index Fund, declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level or “breakpoint.” The fees payable to GEAM are based on the average daily net assets of each Fund at the following rates:

Name of Fund	Average Daily Net Assets of Fund	Annual Rate Percentage (%)*
U.S. Equity Fund Value Equity Fund Premier Fund	First $25 million Next $25 million Over $50 million	.55 .45 .35

S&P 500 Index Fund	All assets	.15

Mid-Cap Value Fund	First $25 million Next $25 million Over $50 million	.65 .60 .55

Small-Cap Value Fund Small-Cap Growth Fund	First $25 million Next $25 million Over $50 million	.70 .65 .60

International Fund	First $25 million Next $50 million Over $75 million	.75 .65 .55

Income Fund	First $25 million Next $25 million Next $50 million Over $100 million	.35 .30 .25 .20

Strategic Investment Fund High Yield Fund	First $25 million Next $25 million Over $50 million	.45 .40 .35

Money Market Fund	First $25 million Next $25 million Next $50 million Over $100 million	.25 .20 .15 .10

*	From time to time, GEAM may waive or reimburse advisory or administrative fees paid by a Fund.

The Advisory Agreement does not contain any provisions prescribing limits on the operating expenses of the Trust or any Fund.

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The following table provides total management fees paid by each Fund over the past three fiscal years.

Fund	Total Management Fees for Fiscal Year ended September 30, 2003	Total Management Fees for Fiscal Year ended September 30, 2002	Total Management Fees for Fiscal Period ended September 30, 2001
U.S. Equity Fund	$1,007,539	$1,005,811	$1,096,386
S&P 500 Index Fund	$129,625	$76,793	$144,238
Premier Fund	$699,940	$630,252	$551,702
Value Equity Fund	$473,064	$454,116	$443,694
Mid-Cap Value Fund	$88,615	$96,869	$95,989
Small-Cap Value Fund	$333,031	$151,131	$143,919
International Fund	$1,748,627	$1,740,034	$1,962,456
Income Fund	$520,026	$515,971	$514,661
Strategic Investment Fund	$184,417	$110,340	$31,380
Money Market Fund	$195,403	$173,452	$75,722

Investment Sub-Advisers

Each Advisory Agreement permits GEAM, subject to the approval of the Board and other applicable legal requirements, to enter into any advisory or sub-advisory agreement with affiliated or unaffiliated entities whereby such entity would perform some or all of GEAM’s responsibilities under the Advisory Agreement. In this event, GEAM remains responsible for ensuring that these entities perform the services that each undertakes pursuant to a sub-advisory agreement. GEAM has engaged the following sub-advisers to manage certain of the Funds.

S&P 500 Index Fund. GEAM has retained SSgA Funds Management, Inc., (“SSgA”), to provided day-to-day portfolio management to the S&P 500 Index Fund. SSgA is one of the State Street Global Advisors companies (“State Street Global Advisors”) which constitute the investment management business of State Street Corporation. State Street Global Advisors has been in the business of providing investment advisory services since 1978. SSgA is a newly formed entity which, as a result of a change in Federal law, succeeded the registered investment company advisory business of State Street Global Advisors as of May 2001. As of December 31, 2003, SSgA had approximately $93 billion in assets under management, and State Street Global Advisors had approximately $1.1 trillion in assets under management. For SSgA’s services, GEAM (and not the Fund) pays SSgA monthly compensation in the form of an investment advisory fee. The fee is paid by GEAM monthly and is a percentage of the average daily net assets of the Fund at the annual rate of .05% of the first $100 million, .04% of the next $200 million and .03% for all amounts over $300 million. For fiscal years ended September 30, 2003, 2002 and 2001, sub-advisory fees of $43,193, $25,598 and $47,154, respectively, were paid to SSgA.

Small-Cap Value Equity Fund. Palisade Capital Management, L.L.C. (“Palisade”), located at One Bridge Plaza, Fort Lee, New Jersey 07024, has been retained by GEAM to act as sub-investment adviser of the Small-Cap Value Fund. Pursuant to the sub-investment advisory agreement between Palisade and GEAM, Palisade bears all expenses in connection with the performance of its services as the Small-Cap Value Fund’s sub-investment adviser. Palisade has

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managed various institutional and private accounts, and translates its experience to the mutual fund portfolio it sub-advises for GEAM. Palisade has managed the Small-Cap Value Fund since its inception. For its services as sub-investment adviser to the Small-Cap Value Fund, GEAM (and not the Fund) pays Palisade a fee equal to an annual rate of .35% of the first $200 million, .325% of the next $100 million and .30% of amounts in excess of $300 million. For fiscal years ended September 30, 2003, 2002 and 2001, sub-advisory fees of $174,983, $75,566 and $71,960, respectively, were paid to Palisade.

Sub-Advisory Agreements

SSgA and Palisade serve as sub-advisers to the S&P 500 Index Fund and the Small-Cap Value Fund, respectively, pursuant to sub-advisory agreements with GEAM (the “Sub-Advisory Agreements”). Each of the Sub-Advisory Agreements is not assignable and may be terminated without penalty by either the sub-adviser or GEAM upon 60 days’ written notice to the other or by the Board, or by the vote of a majority of the outstanding voting securities of the Fund, on 60 days’ written notice to the sub-adviser. The Sub-Advisory Agreements provide that the sub-adviser may render similar sub-advisory services to other clients so long as the services that it provides under the Agreement are not impaired thereby. The Sub-Advisory Agreements also provide that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss incurred by the Fund except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

Securities Activities of the Investment Manager

Securities held by the Funds also may be held by other funds or separate accounts for which the Investment Manager acts as an adviser. Because of different investment objectives or other factors, a particular security may be bought by the Investment Manager for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for a Fund or other client of the Investment Manager arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Investment Manager (under the supervision of the Board) deems the purchase or sale of a security to be in the best interests of the Trust as well as other funds or accounts for which the Investment Manager acts as an adviser, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other funds or accounts in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other funds or accounts. In some cases this procedure may adversely affect the size the position obtainable for a Fund.

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Proxy Voting Policies and Procedures

The Trust’s Board of Trustees (“Board”) has delegated the responsibility for voting proxies to GEAM for all Funds other than the Small-Cap Value Equity Fund, which is managed by Palisade and the S&P 500 Index Fund, which is managed by SSgA, in accordance with GEAM’s proxy voting policies and procedures (“Proxy Policy”).

Additionally, GEAM reviews the proxy policies of its Palisade and SSgA. If satisfactory, GEAM recommends to the Board that responsibility for voting proxies for the respective Funds be delegated to Palisade and SSgA. The Board delegated the responsibility for voting proxies to each of Palisade and SSgA for the Funds that they sub-advised, in accordance with their proxy voting policies and procedures.

GEAM’s, Palisade’s and SSgA’s proxy voting policy and procedures will be presented to the Board annually. GEAM, Palisade and SSgA will notify the Board of any material change to its policy at the next regular Board meeting after the material change occurs.

Summarized below are the proxy voting policies and procedures of GEAM and each Sub-Adviser.

Summary of GEAM’s Proxy Voting Policies and Procedures

GEAM exercises its fiduciary duties by reviewing, voting and documenting proxies for all voting securities for which it has voting responsibility and acting solely in the best interests of its clients. All proxies are voted in accordance with the Proxy Policy, which has been adopted by the Board of Directors of GEAM and in accordance with GEAM’s proxy voting guidelines (“Proxy Guidelines”), which have been adopted by the proxy committee of GEAM (“Proxy Committee”).

The Proxy Committee is comprised of between five and ten individuals, including both the Chief Executive Officer and General Counsel of GEAM. The Proxy Committee is responsible for reviewing the Proxy Guidelines and a summary of the proxy matters encountered by GEAM at least annually and, if necessary, updating the Proxy Guidelines.

GEAM has hired Institutional Shareholder Services, Inc. (“ISS”) to collect all proxy materials, provide research and vote all proxies as instructed to do so by GEAM. Upon receipt of a proxy, ISS provides the proxy analyst, an employee of GEAM responsible for facilitating and processing all proxy votes, with an analysis of the proxy material, which includes management’s recommendation, and a vote recommendation based on the Proxy Guidelines.

In general, GEAM votes with management. In certain limited cases, GEAM may instruct ISS to abstain from voting a proxy where such abstention is believed to be in the overall best interest of clients such as the Funds. The proxy analyst reviews each analysis and vote recommendation subject to the following:

a. Domestic and International Routine Issues: The proxy analyst confirms ISS recommendations on routine issues. Such issues falling under this section (a) generally

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include voting for: (1) auditors and the board of directors, changes to the state of incorporation (if still incorporated in the United States), stock splits, the authorization of additional shares of common stock, staggered stock boards (if voting with management), reasonable stock option plans, director compensation and employee stock purchase plans, management proposals dealing with environmental and social issues, and share repurchases; and (2) against supermajority votes, unequal classes of common and preferred stock, the establishment of preemptive rights and the authorization of preferred stock if excessive as compared to the common stock.

b. Domestic and International Non-Routine Issues: Vote with Management and Consistent with Proxy Guidelines: If the issue is determined to be non-routine by the proxy analyst, a portfolio securities analyst for the relevant asset class and a Proxy Committee member will review the proxy material and recommend how to vote such proxy. If the recommendation is to vote with management and consistent with the proxy guidelines, such recommendation will be forwarded to ISS. Non-routine issues falling under this section (b) and section (c) (below) generally include golden parachutes, poison pills, environmental and social issues, severance agreements, restructurings and mergers.

c. Domestic and International Non-Routine Issues: Voting Against Management or Inconsistent with the Proxy Guidelines: If (1) the issue is determined to be non-routine by the proxy analyst and either a portfolio securities analyst for the relevant asset class or the Proxy Committee member recommends a vote against management or (2) a portfolio securities analyst seeks in any case to vote contrary to the Proxy Guidelines, then at least two Proxy Committee members will review the proxy material and determine how to vote such proxy. In certain circumstances, an independent third party will be engaged to determine how to vote the proxy (see below).

A material conflict of interest may arise in a situation where the proxy analyst or a portfolio securities analyst or a Proxy Committee member, if voting the proxy, has knowledge of a situation where either GEAM or one of its affiliates would enjoy a substantial or significant benefit from casting a vote in a particular way (“Material Conflict of Interest”). If a Material Conflict of Interest does arise, ISS (or in certain limited cases, another independent third party) will be solely responsible for voting the proxy, the Material Conflict of Interest will be documented, the Board will be notified at the next regular Board meeting following the material conflict of interest and the Proxy Committee will be notified of such conflict at its annual meeting. In the absence of a conflict of interest or in the case of an immaterial conflict of interest, regular procedures will be followed.

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Summary of Palisade’s Proxy Voting Policies and Procedures

The Board has adopted the proxy voting policies and procedures (“Palisade Proxy Policy”) of Palisade, its sub-adviser, on behalf of the Small-Cap Value Fund . Subject to GEAM’s and the Board’s continuing oversight, the Board delegates the responsibility for voting proxies to Palisade. The Palisade Proxy Policy will be presented to the Board at least annually and Palisade will notify GEAM and the Board of any material changes to the Palisade Proxy Policy at the next regular meeting after the material change occurs.

Palisade undertakes to ensure that all proxies will be voted in a manner consistent with the best interests of Small-Cap Value Fund’s shareholders. To assist it in carrying out this policy, Palisade has engaged the services of ISS. ISS will provide research on each issue, along with its proxy voting recommendation. The recommendation will be formulated in accordance with the ISS guidelines (“ISS Guidelines”), which Palisade has adopted as a general policy. The ISS research and recommendation will then be forwarded to Palisade’s Chief Investment Officer (“CIO”) and the respective analyst covering the company holding the shareholder meeting. The CIO and analyst will then make an independent decision whether or not to vote in accordance with the ISS recommendation, generally giving weight to the views of management of the company holding the shareholder meeting, with overriding consideration given to the Small-Cap Value Fund’s stated guidelines on the issue, if any.

By way of illustration, the guidelines address the following:

a. Corporate Governance Issues: Such issues falling under this section generally include voting for: auditors and changes to the state of incorporation (if the economic factors outweigh any neutral or negative governance changes), reasonable stock option plans, employee stock purchase plans (subject to certain limitations), shareholder proposals asking a company to submit its poison pill for shareholder ratification; and against supermajority votes, the classification of the board, and retirement plans for non-employee directors. Director compensation and the election of directors will be evaluated on a case-by-case basis.

b. Changes to Capital Structure: Such issues falling under this section generally include voting for: stock splits, share repurchases, and management proposals to increase the common share authorization for a stock split or share dividend; and against the authorization of preferred stock if excessive as compared to the common stock. The authorization of additional shares of common stock, creation of a tracking stock, mergers, acquisitions, reorganizations, and spin-offs will be evaluated on a case-by-case basis.

c. Social, Environmental and Corporate Responsibility Issues: The guidelines generally call for evaluating these proposals on a case-by-case basis. However, the guidelines specifically recommend voting for reports on a company’s efforts to diversify its board; and against reports on foreign military sales or offsets. Such military disclosures may involve sensitive and confidential information which is subject to government controls.

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Palisade has elected a “Mandatory Sign-Off” procedure so that Palisade must review each issue before voting. However, if no sign-off is received by ISS before the voting deadline, ballots will be voted in accordance with the vote recommendation provided by ISS. Palisade’s Vice President/Compliance is responsible for monitoring receipt of ISS’s research and recommendations, and for ensuring that the votes are submitted in a timely manner.

Palisade will endeavor to adhere to the ISS Guidelines when voting proxies. However, situations may arise where the CIO and analyst believe that it is in the best interest of Small-Cap Value Fund’s shareholders to vote the proxy in a manner contrary to the applicable ISS Guideline. In these instances, the proposed resolution will be brought to the attention of Palisade’s Investment Policy Committee (“IPC”). The IPC is comprised of the senior investment professionals of Palisade. A brief memorandum explaining the vote and the reasons for the proposed voting decision will be provided to the IPC.

A conflict of interest may arise where Palisade has knowledge of a situation where any of Palisade, its members, employees, or one of its affiliates would enjoy a special or increased benefit from casting its vote in a particular way. A conflict will be presumed to be non-material unless it potentially affects at least 1% of Palisade’s annual revenue. Palisade considers itself unlikely, as a firm, to experience a material conflict of interest in how it votes proxies. If a material conflict of interest does arise, however, ISS will be solely responsible for determining how to vote the proxy based upon the ISS Guidelines or the Small-Cap Value Fund’s specific guidelines and the override procedure described above will not apply. Should this be impractical, an independent third party will be engaged to determine how to vote the proxy. If a conflict arises which is non-material, an ISS recommendation may be overridden using the procedures described above; provided, however, that the IPC and VP/Compliance will consider the conflict in determining whether to approve the proposed override. Any conflict of interest, whether or not material, will be documented and submitted by Palisade for the Small-Cap Value Fund’s proxy records. A Material Conflict of Interest Form will be completed and an ISS certification and statement will be attached. The form will be forwarded for presentation to the Board at the next regular Board meeting after such material conflict of interest occurs.

Summary of SsgA’s Proxy Voting Policies and Procedures

The Board has adopted the proxy voting policies and procedures of SSgA, its sub-adviser, on behalf of the S&P 500 Index Fund and, subject to GEAM’s and the Board’s continuing oversight, delegates the responsibility for voting proxies to SSgA. SSgA’s proxy policy will be presented to the Board at least annually and SSgA will notify GEAM and the Board of any material changes to SSgA’s proxy policy at the next regular Board meeting after the material change occurs..

SSgA has undertaken to vote proxies with respect to S&P 500 Index Fund’s underlying securities holdings and retains the final authority and responsibility for such voting. SSgA, at the direction of the SSgA Investment Committee, retains an outside consulting firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process and to act as voting agent. SsgA currently uses the services of ISS for this purpose. SSgA has instructed

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the voting agent to follow the voting guidelines as set by SsgA’s Investment Committee. If areas of concern are discovered, or the guidelines do not specifically address a proxy issue, the issues are examined in detail by SsgA’s Investment Committee and voted as determined to be in the best interest of the S&P 500 Index Fund.

SSgA generally supports management on routine corporate governance matters, such as elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities, approval of auditors, directors’ and auditors’ compensation, directors’ liability and indemnification, discharge of board members and auditors, financial statements and allocation of income, dividend payouts that are greater than or equal to country and industry standards, authorization of share repurchase programs, general updating of or corrective amendments to charter, change in corporation name, and elimination of cumulative voting.

SSgA generally votes in support of management on the following items, which have potentially substantial financial or best-interest impact: capitalization changes which eliminate other classes of stock and voting rights, changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies, elimination of pre-emptive rights for share issuance of less than a given percentage (country specific - ranging from 5% to 20%) of the outstanding shares elimination of “poison pill” rights, stock purchase plans with an exercise price of not less that 85% of fair market value, stock option plans which are incentive based and not excessive other stock-based plans which are appropriately structured, reductions in super-majority vote requirements, and the adoption of anti-”greenmail” provisions.

SSgA generally votes against management on matters such as capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholders, changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders, anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers, amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions, elimination of shareholders’ right to call special meetings, establishment of classified boards of directors, reincorporation in a state which has more stringent anti-takeover and related provisions, shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding, excessive compensation, change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered, adjournment of meeting to solicit additional votes, “other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy, and proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

SSgA evaluates mergers and acquisitions on a case-by-case basis in order to seek the best value for the S&P 500 Index Fund, but generally votes against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US

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markets and offers when there are prospects for an enhanced bid or other bidders, but generally votes in favor of offers that concur with index calculators treatment and our ability to meet our clients return objectives for passive funds and for proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value.

SsgA generally supports shareholders on issues such as requiring that auditors attend annual shareholder meetings, establishing the annual election of directors, requiring a majority of independent directors on the board and on certain committees, mandating that changes to the bylaws have shareholder approval, proposals requiring the disclosure of executive retirement benefits in the absence of an independent compensation committee, the disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities, the establishment of selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function; mandates that audit, compensation and nominating committee members should all be independent directors, and mandates giving the audit committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee.

SSgA generally votes against shareholders on issues such as limits to tenure of directors, requirements that candidates for directorships own large amounts of stock before being eligible to be elected, restoration of cumulative voting in the election of directors, requirements that the company provide costly, duplicative, or redundant reports; or reports of a non-business nature, restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact, proposals which require inappropriate endorsements or corporate actions, requiring the company to expense stock options unless already mandated by FASB (or similar body) under regulations that supply a common valuation model, and proposals asking companies to adopt full tenure holding periods for their executives, proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee.

From time to time, SSgA will review a proxy which presents a potential material conflict. As a fiduciary to its clients, SSgA takes these potential conflicts very seriously. While SSgA’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by SSgA’s potential conflict, there are a number of courses SSgA may take. The final decision as to which course to follow shall be made by SsgA’s Investment Committee.

When the matter falls clearly within one of the proposals enumerated in SSgA’s Policy, casting a vote which simply follows SSgA’s pre-determined policy would eliminate SSgA’s discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that SSgA believes more active involvement is necessary, the Chairman of SsgA’s Investment Committee shall present the proxy to SsgA’s Investment Committee, who will follow one of two courses of action. First, SSgA may employ the services of a third party, wholly independent of SSgA, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

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Second, in certain situations SsgA’s Investment Committee may determine that the employment of a third party is impractical, unnecessary or not feasible. In such situations, SsgA’s Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of SSgA’s clients, shall be formalized in writing as a part of the minutes to SsgA’s Investment Committee. As stated above, which action is appropriate in any given scenario would be the decision of SsgA’s Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients’, and not SSgA’s, best interests.

Reporting a Material Conflict of Interest

If a Material Conflict of Interest does arise, such conflict will be documented by GEAM, Palisade or SSgA, as applicable, on a Material Conflict of Interest form and the Board will be notified of such material conflict at the next regular board meeting after the material conflict occurs.

Additional Information

Should a shareholder of a Fund wish to obtain information regarding how proxies received by a particular Fund were voted during the most recent 12-month period ending June 30 of each year (the initial period beginning with the year ended June 30, 2004), please call (800) 242-0134 during business hours anytime after the Trust has filed its first Form N-PX, which will be no later than August 31, 2004. A shareholder may also view such information on the SEC’s website at www.sec.gov under the name of the Trust.

Shareholder Servicing and Distribution Plan

The Trust’s Board adopted a Shareholder Servicing and Distribution Plan with respect to the Trust’s Service Class shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Trust pays GE Investment Distributors, Inc. (“GEID”), with respect to the Service Class shares of each Fund, an annual fee of .25% of the value of the average daily net assets attributed to such Service Class shares. The shareholder servicing and distribution fee is intended to (a) compensate GEID, or enable GEID to compensate other persons (“Service Providers”), for providing ongoing servicing and/or maintenance of the accounts of Service Class shareholders of a Fund and (b) compensate GEID, or enable GEID to compensate Service Providers (including any distributor of Service Class shares of the Fund), for providing services primarily intended to result in, or are primarily attributable to, the sale of Service Class shares.

The Plan was approved by the sole initial shareholder of the Trust. Under its terms, the Plan continues from year to year, provided its continuance is approved annually by vote of the Trust’s full Board, as well as by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (“Independent Trustees”). The Plan may not be amended to

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increase materially the amount of the fees paid under the Plan with respect to a Fund without approval of Service Class shareholders of the Fund. In addition, all material amendments of the Plan must be approved by the Trustees and Independent Trustees in the manner described above. The Plan may be terminated with respect to a Fund at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Service Class shares of that Fund (as defined in the 1940 Act).

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In addition to distribution and shareholder servicing fees paid under the Plans, GEAM, GEID or their affiliates may, at their own expense, compensate certain broker-dealers or other financial intermediaries for marketing, shareholder servicing, recordkeeping and other services performed with respect to the Funds, or any class of shares of the Funds. Such fees may, but are currently not expected to, exceed 0.50% of the average annual value of accounts with the Funds maintained by such financial intermediaries. The entity making such payments may do so out of its profits, revenues or other sources.

During the fiscal year ended September 30, 2003, the Funds paid $85,896 to GEID for distribution and shareholder servicing. For the fiscal year ended September 30, 2003, the following GE Institutional Funds paid GEID under their12b-1 Plans:

Fund	Amount Paid Under Service Class 12b-1 Plan
International Equity	$8,631
Premier Growth Equity	$27,350
U.S. Equity	$50,005
TOTAL	$85,986

For the fiscal year ended September 30, 2003, the GE Institutional Funds spent the fees paid under each Fund’s Service Class 12b-1 Plan as follows:

Fund	Printing & Mailing of Prospectuses to Other than Current Shareholders		Compensation to Sales Personnel	Other **	Total
International Equity		$17,640	$4,329	$2,882	$24,851
Money Market	$	- 0 -	$15,895	$11,400	$27,295
Premier Growth Equity		$17,640	$14,775	$9,924	$42,339
U.S. Equity		$17,640	$30,545	$20,361	$68,546
TOTAL		$52,920	$65,545	$44,566	$163,031

**	Other includes the following expenses: rent, phone, and recruiting of sales personnel.

Custodian, Transfer Agent and Dividend Paying Agent

State Street Bank and Trust Company (“State Street”), located at 225 Franklin Street, Boston, Massachusetts 02101, serves as custodian and transfer agent of the Funds’ investments. Under its custodian contract with the Trust, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services,

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State Street receives monthly fees based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. As transfer agent, State Street is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds.

Distributor

GE Investment Distributors, Inc. (“GEID”), located at 3001 Summer Street, Stamford, Connecticut 06912, serves as the distributor of Fund shares on a continuing best efforts basis.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

Purchases

Shares are offered to investors at the offering price, based on the NAV next determined after receipt of an investment in good order by State Street Bank and Trust Company, the Trust’s custodian and transfer agent. The offering price is equal to NAV, as described below.

GEID and other persons remunerated on the basis of sales of shares may receive different levels of compensation for selling one class of shares over another. In addition, trail commissions of up to 0.25% may be paid to authorized broker-dealers, financial institutions or investment advisers which have entered into sales agreements with GEID (“Authorized Firms”) for providing on-going services with respect to Service Class shares.

GEID offers shares of each class to certain investors that meet the eligibility requirements described below. The Trust was designed to appeal to institutional investors such as corporations, foundations, endowments and trusts established to fund employee benefit plans of various types as well as charitable, religious and educational institutions. The Trust expects that most of the time each Fund will have relatively few shareholders (as compared with most mutual funds) but that these shareholders will invest substantial amounts in a Fund.

Eligible Investors

The Fund is offered only to institutional investors, including defined contribution plans that meet the requirements for qualification under section 401(k) of the Internal Revenue Code (“Code”), tax-deferred arrangements under section 403(b) or 457 of the Code, similar plans or arrangements pursuant to which an investor is not taxed on his or her investment in the Trust until the investment is sold, and entities that are not subject to the individual federal income tax.

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Eligibility Requirements

Investment Only Defined Contribution Plan Investors: An investment only defined contribution plan may invest in the Trust if such investor has at least $50 million of plan assets at the time of initial investment. There is no minimum investment for subsequent purchases.

An investment only defined contribution plan is a defined contribution plan that does not receive recordkeeping and administration services from a designated third party administrator through its alliance relationship with GEID or its affiliate.

An investment only defined contribution plan generally must individually meet the eligibility requirements and will not be considered a related investor of any other investor in the Trust.

All Other Investors: The minimum initial investment in each Fund is $5 million for each investor or group of related investors. There is no minimum investment requirement for subsequent purchases.

The minimum investment requirement is waived for each investor or group of related investors if such person or group has (or will have) invested at least $25 million at the time of initial investment in one or more investment portfolios or accounts that are advised by GEAM.

Full-Service Defined Contribution Plan Investors: Full-service defined contribution plan investors are not eligible to invest in the Trust other than the S&P 500 Index Fund. There is no plan asset size or minimum investment requirements for initial or subsequent purchases of shares of the S&P 500 Index Fund.

A full-service defined contribution plan is a defined contribution plan that receives recordkeeping and administration services from a designated third party administrator through its alliance relationship with GEID or its affiliate.

Wrap Platforms: Investments made through certain broker-dealers, financial institutions, recordkeepers, investment advisers and other financial intermediaries who charge a management, consulting or other fee for their services, are not eligible to invest in the GE Institutional Funds.

Related Investors: Related investors are investors that are affiliated persons of each other within the meaning of the 1940 Act.

For example, institutional clients of a financial intermediary are considered related investors of the intermediary where Fund shares are held by that intermediary in an omnibus account for its clients.

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Purchases In-Kind: Investors may purchase shares in amounts of $5 million or more with either cash or investment securities acceptable to the appropriate Fund. GEID will inform investors of the securities acceptable to the Fund. The securities will be accepted by the Fund at their market value in return for Fund shares of equal value. The Funds reserve the right to require GEID to suspend the offering of shares of the International Fund for cash in amounts greater than $5 million and of the other non-money market Funds in amounts above $10 million.

An investor may redeem all or a portion of the shares on any day that the Fund is open for business. Redemption requests received in good order on that day will be effected at the net asset value next determined after the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”). Redemption requests received in proper form after the close of business of the NYSE will be effected at the net asset value as next determined. Investors must specify the class of shares to be redeemed if they hold both Service Class and Investment Class shares of a Fund.

How to Open an Account. Investors must open an account before purchasing Fund shares. Investors may open an account by submitting an account application to GEID, the transfer agent or a broker-dealer, financial institution or investment adviser that has entered into a sales agreement with GEID (“Authorized Firm”). Investors may obtain an account application by telephoning the Trust at (800) 493-3042 or by writing to the Trust at:

GE Institutional Funds

P.O. Box 120065

Stamford, CT 06912-0065

For overnight package delivery:

GE Institutional Funds

c/o Boston Financial Data Services Inc. - Midwest

330 West 9th Street

Kansas City, MO 64105

To open an account, an investor must complete and sign an application and furnish its taxpayer identification number to the Trust. The investor also must certify whether or not it is subject to withholding for failing to report income to the Internal Revenue Service.

How to Buy Shares. Once an account has been opened, an investor may purchase Fund shares from GEID or through an Authorized Firm. The Authorized Firm will be responsible for transmitting the investor’s order to the transfer agent. Investors should contact their Authorized Firm for instructions.

Investors also may purchase shares directly from the transfer agent by wiring federal funds to: State Street Bank and Trust Company (ABA # 0110-0002-8) For: GE Institutional Funds — [Name of Fund] Account of: [Investor’s name, address and account number]. If a wire is received by the close of regular trading on the NYSE on a Business Day, the shares will be priced according to the net asset value of the Fund on that day. If a wire is received after the close of regular trading on the NYSE, the shares will be priced as of the time the Fund’s net asset value per share is next determined.

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Payment for orders that are not accepted will be returned to investors promptly. An investor’s financial institution may charge a fee for wiring its account.

Redemptions

The right of redemption of shares of a Fund may be suspended or the date of payment postponed (i) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (ii) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Fund’s investments or determination of its net asset value not reasonably practicable or (iii) for such other periods as the SEC by order may permit for the protection of the Fund’s shareholders. A shareholder who pays for Fund shares by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 15 days or more. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with Federal funds or bank wire or by a certified or cashier’s check.

Distributions-in-Kind. If the Board determines that it would be detrimental to the best interests of a Fund’s shareholders to make a redemption payment wholly in cash, the Trust may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Trust’s net assets by a distribution in kind of portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Portfolio securities issued in a distribution in kind will be deemed by GE Asset Management to be readily marketable. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

Exchange Privilege

As described in the Prospectuses, a shareholder of the Investment Class of a Fund may exchange such shares for Investment Class shares of another Fund or for Service Class shares of the same or another Fund. Likewise, shareholders of the Service Class shares of a Fund may exchange such shares for Service Class shares of another Fund or for Investment Class shares of the same or another Fund.

The exchange privilege described in the Prospectuses enables a shareholder of a Fund to acquire shares in a Fund having a different investment objective and policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, and provided the Fund is an available option, the shareholder meets the minimum investment requirement for the Fund that is the “target” of the exchange, and such Fund may be legally sold in the shareholder’s state of residence, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested in shares of the Fund being acquired. The Trust reserves the right to reject any exchange request and may, upon 60 days’ prior written notice to a Fund’s Shareholders, terminate the exchange privilege.

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Policy on Abusive Trading

Excessive or short-term trading in Fund shares may harm performance by compromising portfolio management strategies and increasing Fund expenses The Funds and the Distributor will not knowingly permit investors to engage in excessive or short-term trading of Fund shares. However, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or reasonably detect excessive or short-term trading that may be facilitated by these intermediaries or by the use of combined omnibus accounts by those intermediaries. The Funds or the Distributor may reject a purchase order and may terminate or restrict the exchange privilege of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds or the Distributor, actual or potential harm to the Funds. The Funds or the Distributor may notify the investor that a purchase order or an exchange has been rejected after the day the order is placed. Investors who have not engaged in market timing may also be prevented from exchanging or purchasing shares of the GE Institutional Funds if the GE Institutional Funds or the Distributor believe the intermediary or its representative associated with that investor’s account has otherwise been involved in excessive or short-term trading on behalf of other accounts or investors.

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NET ASSET VALUE

The Trust will not calculate net asset value on days that the NYSE is closed. The following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund’s shares could be significantly affected.

Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of a class of a Fund may not take place contemporaneously with the determination of the prices of many of its portfolio securities used in the calculation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the WM/Reuters 11:00am Eastern time exchange rate. If these quotations are not available, the rate of exchange will be determined in good faith by the fair valuation committee. In carrying out the Board’s valuation policies, the fair valuation committee may consult with one or more independent pricing services (“Pricing Service”) retained by the Trust.

Debt securities of U.S. issuers (other than Government Securities and short-term investments), including Municipal Obligations, are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Valuations for Municipal Obligations are obtained from a qualified municipal bond pricing service. When, in the judgment of a pricing service, quoted bid prices for Municipal Obligations are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Municipal Obligations that are not regularly quoted are carried at fair value as determined by the Board, which may rely on the assistance of a pricing service. The procedures of pricing services are reviewed periodically by GE Asset Management under the general supervision and responsibility of the Board.

The valuation of the portfolio securities of the Money Market Fund is based upon amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

The use of the amortized cost method of valuing the portfolio securities of the Money Market Fund is permitted by a rule adopted by the SEC. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less, and invest only in “eligible securities” as defined in the rule, which are determined by GE Asset Management to present

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minimal credit risks. Pursuant to the rule, GE Asset Management has established procedures designed to stabilize, to the extent reasonably possible, the Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Money Market Fund’s portfolio holdings at such intervals as GE Asset Management may deem appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

The rule regarding amortized cost valuation provides that the extent of certain significant deviations between the Money Market Fund’s net asset value based upon available market quotations or market equivalents and the $1.00 per share net asset value based on amortized cost must be examined by the Board. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders of the Money Market Fund, the Board must, in accordance with the rule, cause the Fund to take such corrective action as the Board regards as necessary and appropriate, including: selling portfolio instruments of the Fund prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Set forth below is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders. The summary is not intended as a substitute for individual tax planning, and shareholders are urged to consult their tax advisors regarding the application of Federal, state, local and foreign tax laws to their specific tax situations.

Federal Tax Status of the Funds

The following is a summary of the federal taxation of the Funds and their investments based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action.

Qualification as Regulated Investment Company

Each Fund is treated as a separate taxpayer for federal income tax purposes. The Trust intends for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code and to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends each Fund to do, then under the provisions of Subchapter M of the Code the Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

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Each Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

A Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute ordinary income (including dividends derived from interest on tax-exempt obligations) to the extent of such Fund’s available earnings and profits.

Distributions to Avoid Federal Excise Tax

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98% of its capital gain net income for the 12 months ended on October 31 of that calendar year, and (3) any ordinary income or net capital gain income not distributed for prior years (the “excise tax avoidance requirements”). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. Therefore, in order to avoid the federal excise tax, each Fund must make (and the Trust intends that each will make) the foregoing distributions.

Capital Loss Carryforwards

As of September 30, 2003, the following Funds have capital loss “carryforwards” as indicated below. To the extent provided in the Code and regulations thereunder, a Fund may carry forward such capital losses to offset realized capital gains in future years. To the extent that these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

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Fund	Amount		Expiration Dates: September 30,
U.S. Equity Fund	$ $	9,267,908 16,997,216	2010 2011
S&P 500 Index Fund	$ $	10,134,125 6,311,036	2010 2011
Value Equity Fund	$ $ $	401,673 7,672,281 5,736,038	2009 2010 2011
International Equity Fund	$ $ $	831,308 35,780,923 62,234,231	2009 2010 2011
Premier Growth Equity Fund	$ $	4,694,591 16,625,768	2010 2011
Strategic Investment Fund		$58,822	2010
Money Market Fund	$ $ $ $	27 44 3 195	2008 2009 2010 2011

Investments in Foreign Securities

Investment income received from sources within foreign countries, or capital gains earned by a Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a Fund’s assets to be invested within various countries is not now known. The Trust intends that each Fund will operate so as to qualify for applicable treaty-reduced rates of tax.

If a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, then the Trust may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes that can be treated as income taxes under U.S. income tax principles) as paid by its shareholders. The International Equity Fund anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years. If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election for a Fund, the Trust will report to the shareholders of the Fund, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit. Certain limitations based on the unique tax situation of a shareholder may apply to limit the extent to which the credit or the deduction for foreign taxes may be claimed by such shareholder.

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If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

Investments with Original Issue Discount

Each Fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Options, Futures, and Swaps

A Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed

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out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of a Fund as a regulated investment company, the Trust seeks to monitor transactions of each Fund, seeks to make the appropriate tax elections on behalf of each Fund and seeks to make the appropriate entries in each Fund’s books and records when the Fund acquires any option, futures contract or hedged investment.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Shareholder Taxation

The following is a summary of certain federal income tax considerations regarding the purchase, ownership and redemption of shares of the Funds based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state, local or foreign tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

Distributions

Distributions of a Fund’s investment company taxable income are taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Any distribution of a Fund’s net capital gain properly designated by a Fund as “capital gain dividends” is taxable to a shareholder as long-term capital gain regardless of a shareholder’s holding period for its shares and regardless of whether paid in cash or reinvested in additional shares. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in a Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.

At the Trust’s option, the Trust may cause a Fund to retain some or all of its net capital gain for a tax year, but designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if

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it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for its shares. A shareholder that is not subject to U.S. federal income tax should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid on its behalf. In the event the Trust chooses this option on behalf of a Fund, the Trust must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

Any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

Dividends-Received Deduction

The Trust’s ordinary income dividends to corporate shareholders may, if certain conditions are met, qualify for the dividends-received deduction to the extent that the Trust has received qualifying dividend income during the taxable year; capital gain dividends distributed by the Trust are not eligible for the dividends-received deduction. In order to constitute a qualifying dividend, a dividend must be from a U.S. domestic corporation in respect of the stock of such corporation that has been held by the Fund, for federal income tax purposes, for at least 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend (or, in the case of preferred stock, 91 days during the 180-day period that begins 90 days before the stock becomes ex-dividend). The Trust must also designate the portion of any distribution that is eligible for the dividends-received deduction in a written notice within 60 days of the close of the relevant taxable year. In addition, in order to be eligible to claim the dividends-received deduction with respect to distributions from a Fund, corporate shareholders must meet the foregoing minimum holding period requirements with respect to their shares of the applicable Fund. If a corporation borrows to acquire shares of a Fund, it may be denied a portion of the dividends-received deduction it would otherwise be eligible to claim. The entire qualifying dividend, including the otherwise deductible amount, is included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

Gains and Losses on Redemptions

Any gain or loss recognized on a sale or redemption (including by exercise of the exchange privilege) of a shareholder’s shares generally will be a long-term capital gain or loss if the shareholder has held its shares for more than one year at the time of such sale or redemption; otherwise, it generally will be classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.

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In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Reports to Shareholders

The Trust sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income (including any portion eligible to be treated as qualified dividend income or to be deducted pursuant to the dividends-received deduction) and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the IRS. Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder’s particular situation.

Backup Withholding

The Trust may be required to withhold U.S. federal income tax (“backup withholding”) from all taxable distributions payable to: (1) any shareholder who fails to furnish the Trust with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Trust that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. Backup withholding is not an additional tax and may be returned or credited against a taxpayer’s regular federal income tax liability if the appropriate information is provided to the IRS.

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PRINCIPAL STOCKHOLDERS

The current Trustees and officers of each Fund, as a group, beneficially owned less than 1% of each Fund’s outstanding shares. Those investors shown to own more than 25% of a Fund in the following table may be deemed to control those Funds (each a “CP”). Any CP can have a significant impact on the outcome of a shareholder vote. In addition, certain Funds are owned by more than one CP controlled by GE and, collectively, they could significantly impact the outcome of any shareholder vote. Each CP denoted by an asterisk is controlled by General Electric Company (“GE”) or is an employee benefit plan for an entity controlled by GE, a New York corporation. For more information about GE and its subsidiaries, please refer to GE’s 10-K filed on December 31, 2003.

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The following persons are the only persons known by the Trust to hold beneficially more than 5% of the outstanding Investment Class and/or Service Class shares of the following Funds as of December 31, 2003:

Name and Address of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund
International Fund (Investment Class)

*Saxon & Co. FBO 20-35-002-1037303 36158T407 P.O. Box 7780-18 Philadelphia, PA 19182-0001	4,247,028.527	9.64%	9.52%

Aid Assn for Lutherans Ron Anderson Trustee Attn Dave J. Schnarsky 4321 N. Ballard Rd. Appleton, WI 54919-0001	8,044,209.193	18.25%	18.03%

Aid Assn for Lutherans Ron Anderson Trustee Attn Dave J. Schnarsky 4321 N. Ballard Rd. Appleton, WI 54919-0001	2,803,736.078	6.36%	6.28%

*S&S International Trust Account Attn: Joe Macri 3003 Summer Street Stamford, CT 06905-4316	21,232,863.548	48.18%	47.59%

International Fund (Service Class)

American Express Trust Co. FBO American Express Retirement Plan Services Attn: Pat Brown 50534 Axp Financial Center Minneapolis, MN 55474-0505	545,244.916	100.0%	1.22%

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Name and Address of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund
Premier Fund (Investment Class)

Metal Trades Branch Local 638 Pension Fund c/o Kevin J. Driscoll Steamfitters Ind. Fund Office 5 Penn Plaza New York, NY 10001-1810	2,534,123.016	10.37%	9.79%

Steam Fitters Industry Security Benefit Fund – Multiple Employee-Taft Hartley Funds c/o Kevin J. Driscoll 5 Penn Plaza New York, NY 10001-1810	1,767,837.356	7.23%	6.83%

*First Union National Bank Penske Relationship Attn: Tom Boyer NC1076 1525 W. Wt. Harris Blvd. Charlotte, NC 28262-8522	7,901,949.570	32.34%	30.53%

Montefiore Medical Center Joel Perlman VP Finance Attn: David Ingber 111 E 210 Street Fordham Plaza, 7th Floor Bronx, NY 10467-2490	1,531,814.149	6.27%	5.92%

Security Trust Company Custodian FBO CTGR Master Accounts 2390 E. Camelback Road, Suite 240 Phoenix, AZ 85016-3434	1,727,459.702	7.07%	6.67%

Premier Fund (Service Class)

American Express Trust Co. FBO American Express Retirement Services Plan Attn: Pat Brown 50534 AXP Financial Center Minneapolis, MN 55474-0505	1,446,503.869	100.0%	5.59%

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Name and Address of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund
Value Fund (Investment Class)

Winchester Regional Health System Employees Retirement Plan Attn: J. Craig Lewis 1840 Amherst Street Winchester, VA 22601-2808	1,121,358.824	7.10%	7.10%

Winchester Medical Center Non-Profit Attn: J. Craig Lewis 1840 Amherst Street Winchester, VA 22601-2808	4,545,572.493	28.77%	28.77%

St. Francis Hospital c/o William C. Armstrong CFO 100 Port Washington Blvd. Roslyn, NY 11576-1348	1,500,236.251	9.50%	9.50%

Corpus Christi Fire Fighters Retirement System Attn: Andres Barbozo, Chairman & Gracie G. Flores, Plan Administrator 711 N. Carancahua St. Suite 724 Corpus Christi, TX 78475-0085	1,170,103.406	7.41%	7.41%

St. Francis Hospital Foundation Inc. 100 Port Washington Blvd. Roslyn, NY 11576-1348	1,700,341.773	10.76%	10.76%

Edmonton Community Foundation Attn: Doug McNally 710-10117 Jasper Ave. Edmonton, Alberta T5J IW8, Canada	817,393.801	5.17%	5.17%

Electric Insurance Company Attn: Laurece J. Cohen P.O. Box 1029 Beverly, MA 01915-0729	1,396,137.323	8.84%	8.84%

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Name and Address of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund
U.S. Equity Fund (Investment Class)

*Saxon * Co. FBO Leaseway Transport A/C #3535002-1037303 ABC Trust Institutional Service P.O. Box 7780-18 Philadelphia, PA 19182-0001	13,249,809.919	44.63%	41.60%

University of British Columbia Attn: Roger Polishak c/o Treasury Dept. – Header House 2336 West Mall Vancouver, BC Canada V6T 1Z4	4,727,186.379	15.92%	14.84%

*Prudential Securities Inc. FBO Prudential Retirement Services Nominee For Trustee Pl S300307 OC Tanner Company P.O. Box 5310 Scranton, PA 18505-5310	1,531,691.933	5.16%	4.81%

U.S. Equity Fund (Service Class)

Wachovia Bank FBO Various Retirement Plans A/C 9888888836 NC 1151 1525 West Wt. Harris Blvd. Charlotte, NC 28288-0001	2,166,030.025	100.0%	6.80%

S&P 500 Index Fund (Investment Class)

Wachovia Bank FBO Various Retirement Plans A/C 9888888836 NC 1151 1525 West Wt. Harris Blvd. Charlotte, NC 28288-0001	7,224,234.096	88.80%	88.80%

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Name and Address of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund
Strategic Investment Fund (Investment Class)

State of Wyoming Trustee FBO WRS Deferred Compensation Plan c/o Great-West 8515 E. Orchard Rd. #2T2 Englewood, CO 80111-5002	598,343.351	7.64%	7.64%

*MCB Trust Services Trustee Montgomery Ward Savings Plan 700 17th Street, Suite 300 Denver. CO 80202-3531	961,361.790	12.27%	12.27%

Charles Schwab & Co Inc. Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	1,282,967.219	16.38%	16.38%

*GE Institutional Strategic Investment Attn: Joe Macri 3003 Summer Street Stamford, CT 06905-4316	4,473,485.521	57.10%	57.10%

Income Fund (Investment Class)

*Saxon & Co. FBO Leaseway Transport A/C #3535002-1037303 ABC Trust Institutional Service P.O. Box 7780-18 Philadelphia, PA 19182-0001	6,011,650.533	26.17%	26.17%

Metal Trades Branch Local 638 Pension Fund c/o Kevin J. Driscoll Steamfitters Ind. Fund Office 5 Penn Plaza New York, NY 10001-1810	2,938,935.719	12.80%	12.80%

*First Union National Bank Penske Relationship Attn: Tom Boyer NC1076 1525 W. Wt. Harris Blvd. Charlotte, NC 28262-8522	7,472,996.993	32.54%	32.54%

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Name and Address of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund

Citizens Bank & Trust Co. Attn: Trust Dept. 10 West Main Street, P.O. Box 277 Ardmore, OK 73402-0277	1,209,468.985	5.27%	5.27%

Money Market Fund (Investment Class)

*Saxon & Co. FBO Leaseway Transport A/C #3535002-1037303 ABC Trust Institutional Service P.O. Box 7780-18 Philadelphia, PA 19182-0001	5,147,319.710	7.19%	7.19%

GE Investment Distributors Attn: Bonnie Turner 6610 W. Broad Street, 3rd Floor Richmond, VA 23230-1702	4,243,805.230	5.93%	5.93%

*Montgomery Ward Retirement Plan 200 Newport Avenue Ext. Quincy, MA 02171-2102	60,293,867.950	84.25%	84.25%

Small-Cap Value EquityFund (Investment Class)

Saxon & Co. FBO 20-35-002-1037303 36158T407 P.O. Box 7780-18 Philadelphia, PA 19182-0001	1,338,860.457	14.22%	14.22%

*GE Institutional – Small-Cap Value Equity Attn: Joe Macri 3003 Summer Street Stamford, CT 06905-4316	7,382,647.194	78.44%	78.44%

Mid-Cap Value Equity Fund (Investment Class)

*Union Fidelity Life Insurance Company c/o GE Asset Management Attn: Amanuel Haile-Mariam 3003 Summer Street, P.O. Box 7900 Stamford, CT 06904-7900	1,131,148.655	79.10%	79.10%

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Name and Address of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund

Saturn & Co. FBO Outlet Broadcasting A/C 020506951110 c/o Investors Bank & Trust P.O. Box 9130 Boston, MA 02117-9130	86,639.704	6.06%	6.06%

Citizens Bank & Trust Co. Attn: Trust Dept. 10 West Main Street, P.O. Box 277 Ardmore, OK 73402-0277	159,145.909	11.13%	11.13%

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FUND HISTORY AND ADDITIONAL INFORMATION

The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of Delaware pursuant to a Certificate of Trust dated May 23, 1997, as amended from time to time. The Trust’s Amended and Restated Declaration of Trust, dated July 24, 1998, as amended from time to time (the “Declaration”) permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust par value $.001 per share. Under the Declaration, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders.

Currently, there are twelve Funds in the Trust: the U.S. Equity Fund, S&P 500 Index Fund, Premier Fund, Value Equity Fund, International Fund, Income Fund, Strategic Investment Fund and Money Market Fund were established as series of the Trust on November 13, 1997. The Mid-Cap Value Fund, Small-Cap Value Fund, High Yield Fund and Small-Cap Growth Fund were added as series of the Trust on May 8, 1998. Additional series may be added in the future.

The Declaration also authorizes the Trustees to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have authorized the issuance of two classes of shares of the Funds, designated as the Investment Class shares and the Service Class shares. State Street maintains a record of each shareholder’s ownership of shares of a Fund. The shares of each class of each Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that Fund. Holders of Service Class shares have certain exclusive voting rights on matters relating to the Plan. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

In the interest of economy and convenience, certificates representing shares of a Fund are not physically issued. State Street maintains a record of each shareholder’s ownership of shares of a Fund.

Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (a) the distribution and service fees relating to Service Class shares will be borne exclusively by that class; and (b) each of the Service Class shares and the Investment Class shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service on funds having a multiple-class structure. Similarly, the NAV per share may vary depending on whether Service Class shares or Investment Class shares are purchased. In the event of liquidation, shareholders of each class of each Fund are entitled to share pro rata in the net assets of the class of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

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Unless otherwise required by the 1940 Act or the Declaration, the Trust has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust.

Shareholder Liability. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (“DBTA”) provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that the Trust has been organized under the DBTA and that the Declaration is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware business trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust’s shareholders could possibly be subject to personal liability.

To guard against this risk, the Declaration: (a) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (b) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any Fund, and (c) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (a) a court refuses to apply Delaware law; (b) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (c) the Trust itself would be unable to meet its obligations. In the light of DBTA, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder is remote.

Limitation of Trustee and Officer Liability. The Declaration further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Limitation of Interseries Liability. All persons dealing with a Fund must look solely to the property of that particular Fund for the enforcement of any claims against that Fund, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund.

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Voting. When issued, shares of a Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each of the Service Class and the Investment Class represents an identical interest in a Fund’s investment portfolio. As a result, each Class has the same rights, privileges and preferences, except with respect to: (i) the designation of each Class; (ii) the sales arrangement; (iii) certain expenses allocable exclusively to each Class; and (iv) voting rights on matters exclusively affecting a single Class. The Board does not anticipate that there will be any conflicts among the interests of the holders of the two Classes. The Trustees, on an ongoing basis, will consider whether any conflict exists and, if so, will take appropriate action. Certain aspects of the shares may be changed, upon notice to Fund shareholders, to satisfy certain tax regulatory requirements, if the Trust’s Board of Trustees deems the change necessary by the Board.

When matters are submitted for shareholder vote, each shareholder of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. In general, shares of all Funds vote as a single class on all matters except (1) matters affecting the interests of one or more of the Funds or Classes of a Fund, in which case only shares of the affected Funds or Classes would be entitled to vote, or (2) when the 1940 Act requires the vote of an individual Fund. Normally, no meetings of shareholders of the Funds will be held for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders of the Trust, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust’s outstanding shares.

Counsel. Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2415 serves as counsel for the Trust.

Independent Accountants. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, serves as independent accountants of the Trust.

FINANCIAL STATEMENTS

The Annual Report dated September 30, 2003, which either accompanies this SAI or has previously been provided to the person to whom this SAI is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the Letter to Shareholders included in the Annual Report.

The Funds that are included in the Annual Report dated September 30, 2003 are the U.S. Equity Fund, S&P 500 Index Fund, Mid-Cap Value Fund, Small-Cap Value Fund, Value Equity Fund, Premier Fund, International Fund, Strategic Investment Fund, Income Fund and Money Market Fund. The High Yield Fund and the Small-Cap Growth Fund have not yet commenced operations and have no assets as of the date of this SAI.

The Trust will furnish, without charge, a copy of the Annual Report, upon request to the Trust at P.O. Box 120065, Stamford, CT 06912-0065, (800) 242-0134.

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APPENDIX

DESCRIPTION OF RATINGS

Commercial Paper Ratings

The rating A-1+ is the highest, and A-1 the second highest commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. Capacity for timely payment on issues rated A-2 is satisfactory. However, the relative degree of safety is not as high as issues designated “A-1.”

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer’s products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P’s ratings of A-1+ and A-1 as being in S&P’s highest rating category.

Description of S&P Corporate Bond Ratings

AAA — This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.

AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

BB, B and CCC — Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

Description of Moody’s Corporate Bond Ratings

Aaa — Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa — Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Description of S&P Municipal Bond Ratings

AAA — Prime — These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds — In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds — Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

AA — High Grade — The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A — Good Grade — Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:

General Obligation Bonds — There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds — Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

BBB — Medium Grade — Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

General Obligation Bonds — Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.

Revenue Bonds — Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

BB, B, CCC and CC — Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

C — The rating C is reserved for income bonds on which no interest is being paid.

D — Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

Description of S&P Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Description of Moody’s Municipal Bond Ratings

Aaa — Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa — Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B — Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody’s Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

PART C

OTHER INFORMATION

Item 23.           Exhibits

Exhibit No.      Description of Exhibit

(a)(1)	Certificate of Trust is incorporated herein by reference to Exhibit 1(a) to GE Institutional Funds’ (“Registrant”) Form N-1A registration statement (File Nos. 333-29337; 811-08257) (the “Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on June 16, 1997 (Accession Number 0001010410-97-000104).

(a)(2)	Amended and Restated Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to post-effective amendment number two to the Registration Statement filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(b)	Inapplicable.

(c)	Inapplicable.

(d)(1)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Emerging Markets Fund, and GE Asset Management Incorporated (formerly GE Investment Management Incorporated) (“GEAM”), is incorporated herein by reference to Exhibit 5(a) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(2)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Premier Growth Equity Fund, and GEAM, is incorporated herein by reference to Exhibit 5(b) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(3)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Mid-Cap Growth Fund, and GEAM, is incorporated herein by reference to Exhibit 5(c) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(4)	Investment Advisory and Administration Agreement between Registrant, on behalf of the International Equity Fund, and GEAM, is incorporated herein by reference to Exhibit 5(d) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(5)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Value Equity Fund, and GEAM, is incorporated herein by reference to Exhibit 5(e) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(6)	Investment Advisory and Administration Agreement between Registrant, on behalf of the U.S. Equity Fund, and GEAM, is incorporated herein by reference to Exhibit 5(f) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(7)	Investment Advisory and Administration Agreement between Registrant, on behalf of the S&P 500 Index Fund, and GEAM, is incorporated herein by reference to Exhibit 5(g) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(8)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Strategic Investment Fund, and GEAM, is incorporated herein by reference to Exhibit 5(h) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(9)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Income Fund, and GEAM, is incorporated herein by reference to Exhibit 5(i) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(10)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Money Market Fund, and GEAM, is incorporated herein by reference to Exhibit 5(j) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(11)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Small-Cap Growth Equity Fund, and GEAM, is incorporated herein by reference to Exhibit 5(k) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(d)(12)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Small-Cap Value Equity Fund, and GEAM, is incorporated herein by reference to Exhibit 5(1) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(d)(13)	Amended and Restated Investment Advisory and Administration Agreement between Registrant, on behalf of the Mid-Cap Value Equity Fund, and GEAM, is incorporated herein by reference to Exhibit (d)(13) to post-effective amendment number four to the Registration Statement, filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000221).

(d)(14)	Investment Advisory and Administration Agreement between Registrant, on behalf of the High Yield Fund, and GEAM, is incorporated herein by reference to Exhibit 5(n) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(d)(15)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Europe Fund, and GEAM, is incorporated herein by reference to Exhibit (d)(15) to post-effective amendment number four to the Registration Statement, filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000221).

(d)(16)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Premier Research Equity Fund, and GEAM, is incorporated herein by reference to Exhibit d(16) to post-effective amendment number 11 to the Registration Statement, filed with the Commission on April 24, 2000 (Accession Number 0000889812-00-001894).

(d)(17)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Premier International Equity Fund, and GEAM, is incorporated herein by reference to Exhibit d(17) to post-effective amendment number 11 to the Registration Statement, filed with the Commission on April 24, 2000 (Accession Number 0000889812-00-001894).

(d)(18)	Sub-Advisory Agreement between GEAM and State Street Bank and Trust Company (“State Street”), through State Street Global Advisors, Inc., is incorporated herein by reference to Exhibit 5(k) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(19)	Sub-Advisory Agreement between GEAM and Palisade Capital Management, L.L.C. (Palisade) is incorporated herein by reference to Exhibit 5(p) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(e)(1)	Distribution Agreement between Registrant and GE Investment Services Inc. is incorporated herein by reference to Exhibit 6(a) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(e)(2)	Amended and Restated Shareholder Servicing and Distribution Agreement between Registrant and GE Investment Distributors, Inc. (“GEID”) is incorporated by reference to exhibit (e)(2) to post-effective amendment number fourteen to the Registration Statement, filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002990).

(f)	Inapplicable.

(g)	Custodian Contract is incorporated herein by reference to the Form N-1A registration statement of GE Investments Funds, Inc. (File Nos. 2-91369; 811-4041), filed with the Commission on October 24, 1997 (Accession Number 0001010410-97-000148).

(h)	Transfer Agency and Service Agreement between Registrant and State Street is incorporated herein by reference to Exhibit 9 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(i)	Opinions and Consents of Sutherland Asbill & Brennan LLP are incorporated herein by reference to Exhibit 10 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161) and Exhibit 10 to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119) and Exhibit (i) to post-effective amendment number four to the Registration Statement, filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000221) and Exhibit (i) to post-effective amendment number twelve to the Registration Statement, filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001894).

(j)(1)	Consent of Sutherland Asbill & Brennan LLP, filed herewith.

(j)(2)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(k)	Inapplicable.

(l)	Purchase Agreement between Registrant and General Electric Capital Assurance Company is incorporated herein by reference to Exhibit 13 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(m)	Amended and Restated Shareholder Servicing and Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is incorporated by reference to exhibit (m) to post-effective amendment number fourteen to the Registration Statement, filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002990).

(n)	Multiple Class Plan for Registrant adopted pursuant to Rule 18f-3 under the 1940 Act is incorporated herein by reference to Exhibit 18 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(p)(1)	Code of Ethics of GE Asset Management Incorporated is incorporated by reference to Exhibit (p)(1) to post-effective amendment number eleven to the Registration Statement, filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001894).

(p)(2)	Code of Ethics of GE Institutional Funds is incorporated by reference to Exhibit (p)(2) to post-effective amendment number eleven to the Registration Statement, filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001894).

(p)(3)	Code of Ethics of State Street Bank and Trust Company is incorporated by reference to exhibit (p)(3) to post-effective amendment number fourteen to the Registration Statement, filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002990).

(p)(4)	Code of Ethics of Palisade Capital Management, LLC is incorporated by reference to Exhibit (p)(4) to post-effective amendment number 15 to the Registration Statement filed with the Commission on January 25, 2002 (Accession Number 0000912057-02-002637).

(q)	Power of Attorney is incorporated herein by reference to Exhibit 99(p) to post-effective amendment number five to the Registration Statement, filed with the Commission on March 17, 1999 (Accession Number 0000889812-99-000857).

Item 24.     Persons Controlled by or Under Common Control with Registrant

The list required by this Item 24 of persons controlled by or under common control with Registrant, which includes the subsidiaries of General Electric Company (“GE”), is incorporated herein by reference to Exhibit 21, “Subsidiaries of Registrant,” of the Form 10-K filed by GE pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended (SEC File No. 1-35) for the fiscal year ended December 31, 2001 (the “Form 10-K”). Additional information about persons controlled by or under common control with Registrant is incorporated herein by reference to pages 10-16 of the Form 10-K, beginning under the caption “GECS.”

Item 25.     Indemnification

As a Delaware business trust, the operations of Registrant are governed by its Amended and Restated Declaration of Trust dated June 2, 1998 (the “Declaration of Trust”). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It nevertheless is possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

To protect Registrant’s shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.     Business and Other Connections of Investment Adviser

Reference is made to “About the Investment Adviser” in the Prospectus forming Part A, and “Management of the Trust” in the Statement of Additional Information forming Part B, of this Registration Statement.

GEAM serves as investment adviser and administrator for each Fund. The business, profession, vocation or employment of a substantial nature which each director or officer of GEAM is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address
John H. Myers	President, CEO & Director	3003 Summer Street Stamford, CT

David B. Carlson	Executive Vice President	3003 Summer Street Stamford, CT

Michael J. Cosgrove	Executive Vice President	3003 Summer Street Stamford, CT

Alan M. Lewis	Executive Vice President, General Counsel and Secretary	3003 Summer Street Stamford, CT

Ralph R. Layman	Executive Vice President	3003 Summer Street Stamford, CT

Robert A. MacDougall	Executive Vice President	3003 Summer Street Stamford, CT

Donald W. Torey	Executive Vice President	3003 Summer Street Stamford, CT

John J. Walker	Chief Financial Officer	3003 Summer Street Stamford, CT

SSgA serves as sub-adviser to the S&P500 Index Fund. SSgA manages registered investment company accounts. The business, profession, vocation or employment of a substantial nature which each director or officer of SSgA is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address
Gustaff V. Fish, Jr.	President & Director	Two International Place, Boston, MA Principal, State Street Bank and Trust Company, Boston, MA

Thomas P. Kelly	Treasurer	Two International Place, Boston, MA Principal, State Street Bank and Trust Company, Boston, MA

Mark J. Duggan	Chief Legal Officer	Two International Place, Boston, MA Principal, State Street Bank and Trust Company, Boston, MA

Peter A. Ambrosini	Chief Compliance Officer	Two International Place, Boston, MA Principal, State Street Bank and Trust Company, Boston, MA

Timothy Harbert	Director	Two International Place, Boston, MA Executive Vice President, State Street Bank and Trust Company, Boston, MA

Mitchell H. Shames	Director	Two International Place, Boston, MA Principal, State Street Bank and Trust Company, Boston, MA

Agustin Fleites	Director	Two International Place, Boston, MA Principal, State Street Bank and Trust Company, Boston, MA

Palisade serves as sub-adviser to the Small-Cap Value Equity Fund. Palisade manages various institutional and private accounts and has a history of managing small-cap equity portfolios. The business, profession, vocation or employment of a substantial nature which each director or officer of Palisade is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address
Martin L. Berman	Chairman	CEO, Palisade Capital Securities, L.L.C. Fort Lee, NJ

Steven E. Berman	COO	President, Palisade Capital Securities, L.L.C. Fort Lee, NJ

Jack Feiler	President, CIO	Executive Vice President, Palisade Capital Securities, L.L.C. Fort Lee, NJ

Richard S. Meisenberg	Managing Director	Vice President, Palisade Capital Securities, L.L.C. Fort Lee, NJ

Richard Whitman	Executive Vice President – Investments	General Partner, Benchmark Partners, L.P. New York, NY

Dennison T. Veru	Executive Vice President	Director, Stockcube, PLC London, England

Item 27.    Principal Underwriters

(a) GEID also serves as distributor for the investment portfolios of GE Funds, GE Investments Funds, Inc., GE LifeStyle Funds, GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.), Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

(b) The information required by this Item 27 with respect to each director and officer of GEID is incorporated herein by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c) Inapplicable.

Item 28.     Location of Accounts and Records

All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the 1940 Act, and the rules thereunder, are maintained at the offices of Registrant located at 3003 Summer Street, Stamford, Connecticut 06905; 3001 Summer Street, Stamford, Connecticut 06921; State Street, Registrant’s custodian and transfer agent, located at 225 Franklin Street, Boston, Massachusetts 02101; and National Financial Data Services Inc., an indirect subsidiary of State Street, located at P.O. Box 419631, Kansas, MO 64141-6631.

Item 29.     Management Services

Inapplicable.

Item 30.     Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 27th day of January, 2004.

By:	/s/ Michael J. Cosgrove
Michael J. Cosgrove
President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael J. Cosgrove	Trustee, President and Chairman of the Board (Chief Executive Officer)	1/27/04
Michael J. Cosgrove

/s/ John R. Costantino	Trustee	1/27/04
John R. Costantino*

/s/ Alan M. Lewis	Trustee	1/27/04
Alan M. Lewis

/s/ William J. Lucas	Trustee	1/27/04
William J. Lucas*

/s/ Robert P. Quinn	Trustee	1/27/04
Robert P. Quinn*

/s/ Robert Herlihy	Treasurer (Principal Financial Officer)	1/27/04
Robert Herlihy

*	Signature affixed by Matthew J. Simpson pursuant to a power of attorney dated December 9, 1998 and incorporated by reference to Exhibit 99(p), filed with the Commission on March 17, 1999.

/s/ Matthew J. Simpson
Matthew J. Simpson